UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2024

Date of reporting period: August 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

FEAC Floating Rate Income Fund

Class A: SOUAX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.07%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 5.92% (with sales charges) and 8.64% (without sales charges) for the twelve months ended August 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 7.30% and the Credit Suisse Leveraged Loan Index return of 9.81%.

• The Fund provided a high level of current income and solid risk-adjusted returns against a backdrop of growing optimism of interest rate cuts from the Federal Reserve Bank, which caused market yields to decline.

• Services, Information Technology, and Diversified Media were the Fund’s largest industry exposures as the Fund sought defensive positions in a potentially weakening credit environment. However, the Fund’s positioning in Information Technology, Diversified Media and Health Care detracted from performance due primarily to security selection.

• The Fund’s overall credit quality allocation tended toward the upper range of non-investment grade ratings, which slightly detracted from performance.

• The Bloomberg US Aggregate Bond Index has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from August 31, 2014 through August 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	Bloomberg US Aggregate Bond Index	Credit Suisse Leveraged Loan Index
08/2014	$9,749	$10,000	$10,000
09/2014	$9,730	$9,932	$9,948
10/2014	$9,740	$10,030	$9,977
11/2014	$9,786	$10,101	$10,022
12/2014	$9,763	$10,110	$9,912
01/2015	$9,821	$10,322	$9,937
02/2015	$9,928	$10,225	$10,077
03/2015	$10,025	$10,273	$10,117
04/2015	$10,122	$10,236	$10,208
05/2015	$10,200	$10,211	$10,228
06/2015	$10,230	$10,100	$10,196
07/2015	$10,290	$10,170	$10,205
08/2015	$10,310	$10,156	$10,139
09/2015	$10,270	$10,224	$10,071
10/2015	$10,300	$10,226	$10,058
11/2015	$10,260	$10,199	$9,968
12/2015	$10,239	$10,166	$9,874
01/2016	$10,207	$10,306	$9,802
02/2016	$10,192	$10,379	$9,747
03/2016	$10,372	$10,474	$10,005
04/2016	$10,447	$10,514	$10,195
05/2016	$10,533	$10,517	$10,288
06/2016	$10,536	$10,706	$10,291
07/2016	$10,658	$10,774	$10,436
08/2016	$10,684	$10,761	$10,518
09/2016	$10,783	$10,755	$10,610
10/2016	$10,847	$10,673	$10,691
11/2016	$10,870	$10,420	$10,726
12/2016	$10,976	$10,435	$10,849
01/2017	$11,041	$10,456	$10,907
02/2017	$11,084	$10,526	$10,971
03/2017	$11,116	$10,520	$10,979
04/2017	$11,163	$10,601	$11,027
05/2017	$11,194	$10,683	$11,069
06/2017	$11,223	$10,672	$11,062
07/2017	$11,311	$10,718	$11,149
08/2017	$11,316	$10,814	$11,133
09/2017	$11,366	$10,763	$11,179
10/2017	$11,408	$10,769	$11,253
11/2017	$11,439	$10,755	$11,266
12/2017	$11,477	$10,805	$11,310
01/2018	$11,589	$10,680	$11,432
02/2018	$11,607	$10,579	$11,452
03/2018	$11,630	$10,647	$11,489
04/2018	$11,676	$10,568	$11,545
05/2018	$11,684	$10,643	$11,567
06/2018	$11,699	$10,630	$11,579
07/2018	$11,774	$10,633	$11,675
08/2018	$11,813	$10,701	$11,722
09/2018	$11,883	$10,632	$11,802
10/2018	$11,888	$10,548	$11,803
11/2018	$11,813	$10,611	$11,707
12/2018	$11,577	$10,806	$11,439
01/2019	$11,765	$10,921	$11,702
02/2019	$11,924	$10,914	$11,885
03/2019	$11,926	$11,124	$11,871
04/2019	$12,070	$11,127	$12,059
05/2019	$12,034	$11,324	$12,032
06/2019	$12,060	$11,466	$12,059
07/2019	$12,088	$11,492	$12,153
08/2019	$11,993	$11,789	$12,119
09/2019	$12,004	$11,727	$12,170
10/2019	$11,836	$11,762	$12,111
11/2019	$11,836	$11,756	$12,177
12/2019	$12,041	$11,748	$12,374
01/2020	$12,118	$11,974	$12,440
02/2020	$12,036	$12,189	$12,272
03/2020	$10,104	$12,118	$10,742
04/2020	$10,333	$12,333	$11,203
05/2020	$10,758	$12,391	$11,629
06/2020	$11,090	$12,469	$11,785
07/2020	$11,291	$12,655	$12,007
08/2020	$11,450	$12,553	$12,188
09/2020	$11,548	$12,546	$12,271
10/2020	$11,598	$12,490	$12,293
11/2020	$11,848	$12,612	$12,555
12/2020	$12,048	$12,630	$12,718
01/2021	$12,169	$12,539	$12,879
02/2021	$12,276	$12,358	$12,965
03/2021	$12,319	$12,204	$12,973
04/2021	$12,445	$12,300	$13,039
05/2021	$12,529	$12,340	$13,107
06/2021	$12,578	$12,427	$13,160
07/2021	$12,565	$12,566	$13,160
08/2021	$12,636	$12,542	$13,224
09/2021	$12,707	$12,433	$13,310
10/2021	$12,723	$12,430	$13,341
11/2021	$12,679	$12,467	$13,321
12/2021	$12,746	$12,435	$13,404
01/2022	$12,787	$12,167	$13,452
02/2022	$12,671	$12,031	$13,386
03/2022	$12,648	$11,697	$13,391
04/2022	$12,619	$11,253	$13,414
05/2022	$12,186	$11,326	$13,077
06/2022	$11,830	$11,148	$12,808
07/2022	$11,985	$11,420	$13,047
08/2022	$12,113	$11,098	$13,247
09/2022	$11,793	$10,618	$12,960
10/2022	$11,840	$10,481	$13,071
11/2022	$11,973	$10,866	$13,216
12/2022	$12,015	$10,817	$13,263
01/2023	$12,264	$11,150	$13,603
02/2023	$12,359	$10,862	$13,689
03/2023	$12,279	$11,138	$13,675
04/2023	$12,382	$11,205	$13,805
05/2023	$12,342	$11,083	$13,793
06/2023	$12,512	$11,044	$14,102
07/2023	$12,632	$11,036	$14,285
08/2023	$12,749	$10,965	$14,450
09/2023	$12,834	$10,687	$14,577
10/2023	$12,932	$10,518	$14,581
11/2023	$13,090	$10,994	$14,756
12/2023	$13,259	$11,415	$14,993
01/2024	$13,299	$11,384	$15,110
02/2024	$13,328	$11,223	$15,245
03/2024	$13,474	$11,327	$15,371
04/2024	$13,541	$11,041	$15,476
05/2024	$13,663	$11,228	$15,616
06/2024	$13,641	$11,334	$15,659
07/2024	$13,640	$11,599	$15,774
08/2024	$13,850	$11,765	$15,868

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	8.64%	2.92%	3.57%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	5.92%	2.40%	3.31%
Bloomberg US Aggregate Bond Index	7.30%	(0.04)%	1.64%
Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.73%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$133,778,638
# of Portfolio Holdings	198
Portfolio Turnover Rate	128%
Total Management Fees Paid	$904,490

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	3.8
Alvogen Pharma U.S., Inc., 12.985%, Due 6/30/2025	3.2
Stats Intermediate Holdings LLC, 10.640%, Due 7/10/2026	3.2
CMG Media Corp., 8.935%, Due 12/17/2026	3.2
Banff Merger Sub, Inc., 9.005%, Due 7/30/2031	2.1
United Airlines, Inc., 4.375%, Due 4/15/2026	1.8
Pretium Packaging LLC, 9.848%, Due 10/2/2028	1.8
ADT Security Corp., 4.125%, Due 8/1/2029	1.8
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031	1.6
AlixPartners LLP, 7.861%, Due 2/4/2028	1.5

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	84.1
Corporate Obligations	11.5
Exchange-Traded Instruments	4.0
Common Stocks	0.4
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Media	3.9
Packaging & Containers	3.9
Exchange-Traded Instruments	4.0
Computers	4.4
Insurance	4.4
Health Care - Services	4.9
Diversified Financial Services	5.0
Pharmaceuticals	5.9
Software	8.3
Commercial Services	14.1

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

FEAC Floating Rate Income Fund

Annual Shareholder Report - August 31, 2024

Class A: SOUAX

FEAC_A 0824

American Beacon

FEAC Floating Rate Income Fund

Class C: SOUCX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.87%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 6.77% (with sales charges) and 7.77% (without sales charges) for the twelve months ended August 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 7.30% and the Credit Suisse Leveraged Loan Index return of 9.81%.

• The Fund provided a high level of current income and solid risk-adjusted returns against a backdrop of growing optimism of interest rate cuts from the Federal Reserve Bank, which caused market yields to decline.

• Services, Information Technology, and Diversified Media were the Fund’s largest industry exposures as the Fund sought defensive positions in a potentially weakening credit environment. However, the Fund’s positioning in Information Technology, Diversified Media and Health Care detracted from performance due primarily to security selection.

• The Fund’s overall credit quality allocation tended toward the upper range of non-investment grade ratings, which slightly detracted from performance.

• The Bloomberg US Aggregate Bond Index has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from August 31, 2014 through August 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	Bloomberg US Aggregate Bond Index	Credit Suisse Leveraged Loan Index
08/2014	$10,000	$10,000	$10,000
09/2014	$9,981	$9,932	$9,948
10/2014	$9,990	$10,030	$9,977
11/2014	$10,038	$10,101	$10,022
12/2014	$10,015	$10,110	$9,912
01/2015	$10,074	$10,322	$9,937
02/2015	$10,184	$10,225	$10,077
03/2015	$10,283	$10,273	$10,117
04/2015	$10,383	$10,236	$10,208
05/2015	$10,462	$10,211	$10,228
06/2015	$10,493	$10,100	$10,196
07/2015	$10,555	$10,170	$10,205
08/2015	$10,575	$10,156	$10,139
09/2015	$10,534	$10,224	$10,071
10/2015	$10,565	$10,226	$10,058
11/2015	$10,524	$10,199	$9,968
12/2015	$10,499	$10,166	$9,874
01/2016	$10,459	$10,306	$9,802
02/2016	$10,438	$10,379	$9,747
03/2016	$10,615	$10,474	$10,005
04/2016	$10,686	$10,514	$10,195
05/2016	$10,766	$10,517	$10,288
06/2016	$10,762	$10,706	$10,291
07/2016	$10,891	$10,774	$10,436
08/2016	$10,900	$10,761	$10,518
09/2016	$10,994	$10,755	$10,610
10/2016	$11,052	$10,673	$10,691
11/2016	$11,079	$10,420	$10,726
12/2016	$11,180	$10,435	$10,849
01/2017	$11,229	$10,456	$10,907
02/2017	$11,276	$10,526	$10,971
03/2017	$11,291	$10,520	$10,979
04/2017	$11,331	$10,601	$11,027
05/2017	$11,367	$10,683	$11,069
06/2017	$11,389	$10,672	$11,062
07/2017	$11,460	$10,718	$11,149
08/2017	$11,470	$10,814	$11,133
09/2017	$11,503	$10,763	$11,179
10/2017	$11,538	$10,769	$11,253
11/2017	$11,562	$10,755	$11,266
12/2017	$11,593	$10,805	$11,310
01/2018	$11,700	$10,680	$11,432
02/2018	$11,711	$10,579	$11,452
03/2018	$11,738	$10,647	$11,489
04/2018	$11,766	$10,568	$11,545
05/2018	$11,767	$10,643	$11,567
06/2018	$11,775	$10,630	$11,579
07/2018	$11,843	$10,633	$11,675
08/2018	$11,886	$10,701	$11,722
09/2018	$11,937	$10,632	$11,802
10/2018	$11,936	$10,548	$11,803
11/2018	$11,852	$10,611	$11,707
12/2018	$11,622	$10,806	$11,439
01/2019	$11,790	$10,921	$11,702
02/2019	$11,954	$10,914	$11,885
03/2019	$11,936	$11,124	$11,871
04/2019	$12,073	$11,127	$12,059
05/2019	$12,030	$11,324	$12,032
06/2019	$12,048	$11,466	$12,059
07/2019	$12,067	$11,492	$12,153
08/2019	$11,966	$11,789	$12,119
09/2019	$11,969	$11,727	$12,170
10/2019	$11,794	$11,762	$12,111
11/2019	$11,787	$11,756	$12,177
12/2019	$11,983	$11,748	$12,374
01/2020	$12,052	$11,974	$12,440
02/2020	$11,963	$12,189	$12,272
03/2020	$10,054	$12,118	$10,742
04/2020	$10,262	$12,333	$11,203
05/2020	$10,688	$12,391	$11,629
06/2020	$10,997	$12,469	$11,785
07/2020	$11,201	$12,655	$12,007
08/2020	$11,337	$12,553	$12,188
09/2020	$11,440	$12,546	$12,271
10/2020	$11,469	$12,490	$12,293
11/2020	$11,721	$12,612	$12,555
12/2020	$11,911	$12,630	$12,718
01/2021	$12,023	$12,539	$12,879
02/2021	$12,120	$12,358	$12,965
03/2021	$12,141	$12,204	$12,973
04/2021	$12,271	$12,300	$13,039
05/2021	$12,346	$12,340	$13,107
06/2021	$12,387	$12,427	$13,160
07/2021	$12,365	$12,566	$13,160
08/2021	$12,427	$12,542	$13,224
09/2021	$12,488	$12,433	$13,310
10/2021	$12,496	$12,430	$13,341
11/2021	$12,433	$12,467	$13,321
12/2021	$12,504	$12,435	$13,404
01/2022	$12,536	$12,167	$13,452
02/2022	$12,415	$12,031	$13,386
03/2022	$12,384	$11,697	$13,391
04/2022	$12,349	$11,253	$13,414
05/2022	$11,920	$11,326	$13,077
06/2022	$11,552	$11,148	$12,808
07/2022	$11,709	$11,420	$13,047
08/2022	$11,812	$11,098	$13,247
09/2022	$11,494	$10,618	$12,960
10/2022	$11,532	$10,481	$13,071
11/2022	$11,669	$10,866	$13,216
12/2022	$11,688	$10,817	$13,263
01/2023	$11,922	$11,150	$13,603
02/2023	$12,007	$10,862	$13,689
03/2023	$11,922	$11,138	$13,675
04/2023	$12,028	$11,205	$13,805
05/2023	$11,968	$11,083	$13,793
06/2023	$12,140	$11,044	$14,102
07/2023	$12,233	$11,036	$14,285
08/2023	$12,339	$10,965	$14,450
09/2023	$12,428	$10,687	$14,577
10/2023	$12,516	$10,518	$14,581
11/2023	$12,644	$10,994	$14,756
12/2023	$12,799	$11,415	$14,993
01/2024	$12,845	$11,384	$15,110
02/2024	$12,849	$11,223	$15,245
03/2024	$12,998	$11,327	$15,371
04/2024	$13,038	$11,041	$15,476
05/2024	$13,148	$11,228	$15,616
06/2024	$13,118	$11,334	$15,659
07/2024	$13,105	$11,599	$15,774
08/2024	$13,298	$11,765	$15,868

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	7.77%	2.13%	2.89%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	6.77%	2.13%	2.89%
Bloomberg US Aggregate Bond Index	7.30%	(0.04)%	1.64%
Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.73%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$133,778,638
# of Portfolio Holdings	198
Portfolio Turnover Rate	128%
Total Management Fees Paid	$904,490

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	3.8
Alvogen Pharma U.S., Inc., 12.985%, Due 6/30/2025	3.2
Stats Intermediate Holdings LLC, 10.640%, Due 7/10/2026	3.2
CMG Media Corp., 8.935%, Due 12/17/2026	3.2
Banff Merger Sub, Inc., 9.005%, Due 7/30/2031	2.1
United Airlines, Inc., 4.375%, Due 4/15/2026	1.8
Pretium Packaging LLC, 9.848%, Due 10/2/2028	1.8
ADT Security Corp., 4.125%, Due 8/1/2029	1.8
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031	1.6
AlixPartners LLP, 7.861%, Due 2/4/2028	1.5

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	84.1
Corporate Obligations	11.5
Exchange-Traded Instruments	4.0
Common Stocks	0.4
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Media	3.9
Packaging & Containers	3.9
Exchange-Traded Instruments	4.0
Computers	4.4
Insurance	4.4
Health Care - Services	4.9
Diversified Financial Services	5.0
Pharmaceuticals	5.9
Software	8.3
Commercial Services	14.1

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

FEAC Floating Rate Income Fund

Annual Shareholder Report - August 31, 2024

Class C: SOUCX

FEAC_C 0824

American Beacon

FEAC Floating Rate Income Fund

Investor Class: SPFPX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$122	1.17%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 8.52% for the twelve months ended August 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 7.30% and the Credit Suisse Leveraged Loan Index return of 9.81%.

• The Fund provided a high level of current income and solid risk-adjusted returns against a backdrop of growing optimism of interest rate cuts from the Federal Reserve Bank, which caused market yields to decline.

• Services, Information Technology, and Diversified Media were the Fund’s largest industry exposures as the Fund sought defensive positions in a potentially weakening credit environment. However, the Fund’s positioning in Information Technology, Diversified Media and Health Care detracted from performance due primarily to security selection.

• The Fund’s overall credit quality allocation tended toward the upper range of non-investment grade ratings, which slightly detracted from performance.

• The Bloomberg US Aggregate Bond Index has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from August 31, 2014 through August 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	Bloomberg US Aggregate Bond Index	Credit Suisse Leveraged Loan Index
08/2014	$10,000	$10,000	$10,000
09/2014	$9,981	$9,932	$9,948
10/2014	$9,990	$10,030	$9,977
11/2014	$10,038	$10,101	$10,022
12/2014	$10,015	$10,110	$9,912
01/2015	$10,074	$10,322	$9,937
02/2015	$10,184	$10,225	$10,077
03/2015	$10,283	$10,273	$10,117
04/2015	$10,383	$10,236	$10,208
05/2015	$10,462	$10,211	$10,228
06/2015	$10,493	$10,100	$10,196
07/2015	$10,555	$10,170	$10,205
08/2015	$10,575	$10,156	$10,139
09/2015	$10,534	$10,224	$10,071
10/2015	$10,565	$10,226	$10,058
11/2015	$10,524	$10,199	$9,968
12/2015	$10,502	$10,166	$9,874
01/2016	$10,469	$10,306	$9,802
02/2016	$10,454	$10,379	$9,747
03/2016	$10,629	$10,474	$10,005
04/2016	$10,718	$10,514	$10,195
05/2016	$10,805	$10,517	$10,288
06/2016	$10,808	$10,706	$10,291
07/2016	$10,934	$10,774	$10,436
08/2016	$10,962	$10,761	$10,518
09/2016	$11,063	$10,755	$10,610
10/2016	$11,130	$10,673	$10,691
11/2016	$11,160	$10,420	$10,726
12/2016	$11,271	$10,435	$10,849
01/2017	$11,339	$10,456	$10,907
02/2017	$11,384	$10,526	$10,971
03/2017	$11,419	$10,520	$10,979
04/2017	$11,468	$10,601	$11,027
05/2017	$11,502	$10,683	$11,069
06/2017	$11,533	$10,672	$11,062
07/2017	$11,614	$10,718	$11,149
08/2017	$11,633	$10,814	$11,133
09/2017	$11,675	$10,763	$11,179
10/2017	$11,731	$10,769	$11,253
11/2017	$11,753	$10,755	$11,266
12/2017	$11,794	$10,805	$11,310
01/2018	$11,911	$10,680	$11,432
02/2018	$11,942	$10,579	$11,452
03/2018	$11,967	$10,647	$11,489
04/2018	$12,015	$10,568	$11,545
05/2018	$12,022	$10,643	$11,567
06/2018	$12,027	$10,630	$11,579
07/2018	$12,104	$10,633	$11,675
08/2018	$12,157	$10,701	$11,722
09/2018	$12,218	$10,632	$11,802
10/2018	$12,224	$10,548	$11,803
11/2018	$12,147	$10,611	$11,707
12/2018	$11,919	$10,806	$11,439
01/2019	$12,100	$10,921	$11,702
02/2019	$12,263	$10,914	$11,885
03/2019	$12,265	$11,124	$11,871
04/2019	$12,413	$11,127	$12,059
05/2019	$12,376	$11,324	$12,032
06/2019	$12,401	$11,466	$12,059
07/2019	$12,423	$11,492	$12,153
08/2019	$12,325	$11,789	$12,119
09/2019	$12,336	$11,727	$12,170
10/2019	$12,160	$11,762	$12,111
11/2019	$12,159	$11,756	$12,177
12/2019	$12,370	$11,748	$12,374
01/2020	$12,462	$11,974	$12,440
02/2020	$12,363	$12,189	$12,272
03/2020	$10,396	$12,118	$10,742
04/2020	$10,631	$12,333	$11,203
05/2020	$11,068	$12,391	$11,629
06/2020	$11,397	$12,469	$11,785
07/2020	$11,603	$12,655	$12,007
08/2020	$11,766	$12,553	$12,188
09/2020	$11,880	$12,546	$12,271
10/2020	$11,918	$12,490	$12,293
11/2020	$12,175	$12,612	$12,555
12/2020	$12,381	$12,630	$12,718
01/2021	$12,505	$12,539	$12,879
02/2021	$12,614	$12,358	$12,965
03/2021	$12,657	$12,204	$12,973
04/2021	$12,786	$12,300	$13,039
05/2021	$12,872	$12,340	$13,107
06/2021	$12,922	$12,427	$13,160
07/2021	$12,907	$12,566	$13,160
08/2021	$12,979	$12,542	$13,224
09/2021	$13,052	$12,433	$13,310
10/2021	$13,067	$12,430	$13,341
11/2021	$13,022	$12,467	$13,321
12/2021	$13,091	$12,435	$13,404
01/2022	$13,132	$12,167	$13,452
02/2022	$13,012	$12,031	$13,386
03/2022	$12,987	$11,697	$13,391
04/2022	$12,957	$11,253	$13,414
05/2022	$12,525	$11,326	$13,077
06/2022	$12,143	$11,148	$12,808
07/2022	$12,316	$11,420	$13,047
08/2022	$12,432	$11,098	$13,247
09/2022	$12,101	$10,618	$12,960
10/2022	$12,149	$10,481	$13,071
11/2022	$12,300	$10,866	$13,216
12/2022	$12,327	$10,817	$13,263
01/2023	$12,582	$11,150	$13,603
02/2023	$12,679	$10,862	$13,689
03/2023	$12,596	$11,138	$13,675
04/2023	$12,716	$11,205	$13,805
05/2023	$12,659	$11,083	$13,793
06/2023	$12,849	$11,044	$14,102
07/2023	$12,955	$11,036	$14,285
08/2023	$13,074	$10,965	$14,450
09/2023	$13,176	$10,687	$14,577
10/2023	$13,279	$10,518	$14,581
11/2023	$13,424	$10,994	$14,756
12/2023	$13,597	$11,415	$14,993
01/2024	$13,637	$11,384	$15,110
02/2024	$13,665	$11,223	$15,245
03/2024	$13,831	$11,327	$15,371
04/2024	$13,881	$11,041	$15,476
05/2024	$14,006	$11,228	$15,616
06/2024	$13,982	$11,334	$15,659
07/2024	$13,974	$11,599	$15,774
08/2024	$14,188	$11,765	$15,868

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	8.52%	2.86%	3.56%
Bloomberg US Aggregate Bond Index	7.30%	(0.04)%	1.64%
Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.73%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$133,778,638
# of Portfolio Holdings	198
Portfolio Turnover Rate	128%
Total Management Fees Paid	$904,490

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	3.8
Alvogen Pharma U.S., Inc., 12.985%, Due 6/30/2025	3.2
Stats Intermediate Holdings LLC, 10.640%, Due 7/10/2026	3.2
CMG Media Corp., 8.935%, Due 12/17/2026	3.2
Banff Merger Sub, Inc., 9.005%, Due 7/30/2031	2.1
United Airlines, Inc., 4.375%, Due 4/15/2026	1.8
Pretium Packaging LLC, 9.848%, Due 10/2/2028	1.8
ADT Security Corp., 4.125%, Due 8/1/2029	1.8
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031	1.6
AlixPartners LLP, 7.861%, Due 2/4/2028	1.5

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	84.1
Corporate Obligations	11.5
Exchange-Traded Instruments	4.0
Common Stocks	0.4
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Media	3.9
Packaging & Containers	3.9
Exchange-Traded Instruments	4.0
Computers	4.4
Insurance	4.4
Health Care - Services	4.9
Diversified Financial Services	5.0
Pharmaceuticals	5.9
Software	8.3
Commercial Services	14.1

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

FEAC Floating Rate Income Fund

Annual Shareholder Report - August 31, 2024

Investor Class: SPFPX

FEAC_Investor 0824

American Beacon

FEAC Floating Rate Income Fund

Class R5: SPFLX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$87	0.83%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 8.90% for the twelve months ended August 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 7.30% and the Credit Suisse Leveraged Loan Index return of 9.81%.

• The Fund provided a high level of current income and solid risk-adjusted returns against a backdrop of growing optimism of interest rate cuts from the Federal Reserve Bank, which caused market yields to decline.

• Services, Information Technology, and Diversified Media were the Fund’s largest industry exposures as the Fund sought defensive positions in a potentially weakening credit environment. However, the Fund’s positioning in Information Technology, Diversified Media and Health Care detracted from performance due primarily to security selection.

• The Fund’s overall credit quality allocation tended toward the upper range of non-investment grade ratings, which slightly detracted from performance.

• The Bloomberg US Aggregate Bond Index has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from August 31, 2014 through August 31, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	Bloomberg US Aggregate Bond Index	Credit Suisse Leveraged Loan Index
08/2014	$250,000	$250,000	$250,000
09/2014	$249,523	$248,303	$248,708
10/2014	$249,762	$250,744	$249,418
11/2014	$250,953	$252,522	$250,556
12/2014	$250,364	$252,758	$247,790
01/2015	$251,856	$258,059	$248,426
02/2015	$254,591	$255,632	$251,922
03/2015	$257,077	$256,819	$252,914
04/2015	$259,564	$255,898	$255,191
05/2015	$261,553	$255,282	$255,700
06/2015	$262,334	$252,498	$254,903
07/2015	$263,863	$254,253	$255,130
08/2015	$264,372	$253,888	$253,469
09/2015	$263,353	$255,605	$251,775
10/2015	$264,117	$255,648	$251,440
11/2015	$263,099	$254,973	$249,203
12/2015	$262,871	$254,149	$246,836
01/2016	$262,400	$257,646	$245,044
02/2016	$262,105	$259,474	$243,678
03/2016	$266,562	$261,854	$250,114
04/2016	$268,609	$262,859	$254,862
05/2016	$271,161	$262,927	$257,186
06/2016	$271,334	$267,651	$257,274
07/2016	$274,576	$269,343	$260,890
08/2016	$275,268	$269,035	$262,946
09/2016	$277,912	$268,878	$265,243
10/2016	$279,668	$266,821	$267,279
11/2016	$280,406	$260,510	$268,150
12/2016	$283,249	$260,877	$271,218
01/2017	$285,023	$261,389	$272,664
02/2017	$286,201	$263,146	$274,265
03/2017	$287,114	$263,008	$274,479
04/2017	$288,408	$265,037	$275,671
05/2017	$289,308	$267,077	$276,723
06/2017	$290,146	$266,809	$276,544
07/2017	$292,505	$267,957	$278,712
08/2017	$292,802	$270,360	$278,330
09/2017	$294,208	$269,073	$279,462
10/2017	$295,370	$269,228	$281,311
11/2017	$296,260	$268,883	$281,648
12/2017	$297,325	$270,117	$282,737
01/2018	$300,314	$267,006	$285,786
02/2018	$300,853	$264,475	$286,298
03/2018	$301,523	$266,171	$287,210
04/2018	$302,797	$264,191	$288,610
05/2018	$303,015	$266,077	$289,168
06/2018	$303,482	$265,750	$289,460
07/2018	$305,492	$265,813	$291,858
08/2018	$306,606	$267,523	$293,057
09/2018	$308,473	$265,800	$295,055
10/2018	$308,692	$263,700	$295,073
11/2018	$306,795	$265,274	$292,666
12/2018	$300,930	$270,148	$285,965
01/2019	$305,582	$273,016	$292,545
02/2019	$310,091	$272,858	$297,131
03/2019	$310,216	$278,098	$296,771
04/2019	$313,729	$278,169	$301,478
05/2019	$312,896	$283,107	$300,798
06/2019	$313,935	$286,662	$301,460
07/2019	$314,725	$287,293	$303,820
08/2019	$312,026	$294,737	$302,963
09/2019	$312,387	$293,167	$304,241
10/2019	$308,418	$294,050	$302,764
11/2019	$308,155	$293,900	$304,431
12/2019	$313,952	$293,696	$309,342
01/2020	$315,983	$299,348	$310,986
02/2020	$313,578	$304,735	$306,784
03/2020	$264,133	$302,942	$268,545
04/2020	$269,844	$308,327	$280,064
05/2020	$281,351	$309,763	$290,711
06/2020	$289,757	$311,714	$294,627
07/2020	$295,088	$316,370	$300,169
08/2020	$299,301	$313,816	$304,684
09/2020	$301,942	$313,644	$306,781
10/2020	$303,331	$312,244	$307,315
11/2020	$309,944	$315,308	$313,859
12/2020	$315,266	$315,742	$317,937
01/2021	$318,520	$313,478	$321,962
02/2021	$321,366	$308,952	$324,129
03/2021	$322,570	$305,094	$324,323
04/2021	$325,955	$307,504	$325,972
05/2021	$328,238	$308,509	$327,663
06/2021	$329,601	$310,676	$329,003
07/2021	$329,318	$314,150	$328,991
08/2021	$331,259	$313,552	$330,591
09/2021	$333,194	$310,837	$332,732
10/2021	$333,695	$310,751	$333,517
11/2021	$332,641	$311,671	$333,008
12/2021	$334,490	$310,873	$335,104
01/2022	$335,639	$304,176	$336,305
02/2022	$332,657	$300,782	$334,637
03/2022	$332,125	$292,426	$334,769
04/2022	$331,458	$281,329	$335,343
05/2022	$320,513	$283,143	$326,923
06/2022	$310,846	$278,701	$320,198
07/2022	$314,994	$285,511	$326,174
08/2022	$318,418	$277,443	$331,178
09/2022	$310,059	$265,456	$324,006
10/2022	$311,378	$262,018	$326,759
11/2022	$314,950	$271,654	$330,385
12/2022	$316,120	$270,428	$331,563
01/2023	$322,361	$278,748	$340,070
02/2023	$324,971	$271,541	$342,211
03/2023	$322,941	$278,438	$341,878
04/2023	$326,106	$280,126	$345,117
05/2023	$325,526	$277,076	$344,822
06/2023	$330,096	$276,088	$352,539
07/2023	$333,316	$275,895	$357,127
08/2023	$336,489	$274,133	$361,250
09/2023	$338,800	$267,167	$364,420
10/2023	$341,519	$262,950	$364,531
11/2023	$345,748	$274,859	$368,882
12/2023	$349,888	$285,380	$374,810
01/2024	$351,442	$284,596	$377,743
02/2024	$351,843	$280,575	$381,109
03/2024	$356,228	$283,166	$384,273
04/2024	$357,628	$276,014	$386,882
05/2024	$360,941	$280,693	$390,399
06/2024	$360,878	$283,350	$391,459
07/2024	$360,348	$289,969	$394,334
08/2024	$366,452	$294,136	$396,682

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R5Footnote Reference1	8.90%	3.27%	3.90%
Bloomberg US Aggregate Bond Index	7.30%	(0.04)%	1.64%
Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.73%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$133,778,638
# of Portfolio Holdings	198
Portfolio Turnover Rate	128%
Total Management Fees Paid	$904,490

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	3.8
Alvogen Pharma U.S., Inc., 12.985%, Due 6/30/2025	3.2
Stats Intermediate Holdings LLC, 10.640%, Due 7/10/2026	3.2
CMG Media Corp., 8.935%, Due 12/17/2026	3.2
Banff Merger Sub, Inc., 9.005%, Due 7/30/2031	2.1
United Airlines, Inc., 4.375%, Due 4/15/2026	1.8
Pretium Packaging LLC, 9.848%, Due 10/2/2028	1.8
ADT Security Corp., 4.125%, Due 8/1/2029	1.8
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031	1.6
AlixPartners LLP, 7.861%, Due 2/4/2028	1.5

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	84.1
Corporate Obligations	11.5
Exchange-Traded Instruments	4.0
Common Stocks	0.4
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Media	3.9
Packaging & Containers	3.9
Exchange-Traded Instruments	4.0
Computers	4.4
Insurance	4.4
Health Care - Services	4.9
Diversified Financial Services	5.0
Pharmaceuticals	5.9
Software	8.3
Commercial Services	14.1

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

FEAC Floating Rate Income Fund

Annual Shareholder Report - August 31, 2024

Class R5: SPFLX

FEAC_R5 0824

American Beacon

FEAC Floating Rate Income Fund

Class Y: SPFYX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$93	0.89%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 8.70% for the twelve months ended August 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 7.30% and the Credit Suisse Leveraged Loan Index return of 9.81%.

• The Fund provided a high level of current income and solid risk-adjusted returns against a backdrop of growing optimism of interest rate cuts from the Federal Reserve Bank, which caused market yields to decline.

• Services, Information Technology, and Diversified Media were the Fund’s largest industry exposures as the Fund sought defensive positions in a potentially weakening credit environment. However, the Fund’s positioning in Information Technology, Diversified Media and Health Care detracted from performance due primarily to security selection.

• The Fund’s overall credit quality allocation tended toward the upper range of non-investment grade ratings, which slightly detracted from performance.

• The Bloomberg US Aggregate Bond Index has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from August 31, 2014 through August 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Y	Bloomberg US Aggregate Bond Index	Credit Suisse Leveraged Loan Index
08/2014	$100,000	$100,000	$100,000
09/2014	$99,809	$99,321	$99,483
10/2014	$99,905	$100,297	$99,767
11/2014	$100,381	$101,009	$100,222
12/2014	$100,146	$101,103	$99,116
01/2015	$100,742	$103,223	$99,370
02/2015	$101,836	$102,253	$100,769
03/2015	$102,831	$102,728	$101,165
04/2015	$103,825	$102,359	$102,076
05/2015	$104,621	$102,113	$102,280
06/2015	$104,934	$100,999	$101,961
07/2015	$105,545	$101,701	$102,052
08/2015	$105,749	$101,555	$101,388
09/2015	$105,341	$102,242	$100,710
10/2015	$105,647	$102,259	$100,576
11/2015	$105,239	$101,989	$99,681
12/2015	$105,043	$101,659	$98,734
01/2016	$104,742	$103,058	$98,017
02/2016	$104,614	$103,789	$97,471
03/2016	$106,384	$104,742	$100,045
04/2016	$107,190	$105,144	$101,945
05/2016	$108,199	$105,171	$102,874
06/2016	$108,258	$107,060	$102,909
07/2016	$109,544	$107,737	$104,356
08/2016	$109,839	$107,614	$105,178
09/2016	$110,884	$107,551	$106,097
10/2016	$111,571	$106,728	$106,912
11/2016	$111,851	$104,204	$107,260
12/2016	$112,972	$104,351	$108,487
01/2017	$113,564	$104,556	$109,065
02/2017	$114,140	$105,258	$109,706
03/2017	$114,502	$105,203	$109,791
04/2017	$114,901	$106,015	$110,268
05/2017	$115,364	$106,831	$110,689
06/2017	$115,691	$106,723	$110,617
07/2017	$116,513	$107,183	$111,485
08/2017	$116,723	$108,144	$111,332
09/2017	$117,163	$107,629	$111,785
10/2017	$117,741	$107,691	$112,524
11/2017	$117,984	$107,553	$112,659
12/2017	$118,403	$108,047	$113,095
01/2018	$119,591	$106,802	$114,314
02/2018	$119,803	$105,790	$114,519
03/2018	$120,183	$106,468	$114,884
04/2018	$120,689	$105,677	$115,444
05/2018	$120,775	$106,431	$115,667
06/2018	$120,840	$106,300	$115,784
07/2018	$121,636	$106,325	$116,743
08/2018	$122,184	$107,009	$117,222
09/2018	$122,808	$106,320	$118,022
10/2018	$122,895	$105,480	$118,029
11/2018	$122,134	$106,110	$117,066
12/2018	$119,874	$108,059	$114,386
01/2019	$121,719	$109,207	$117,018
02/2019	$123,508	$109,143	$118,852
03/2019	$123,553	$111,239	$118,708
04/2019	$124,945	$111,268	$120,591
05/2019	$124,600	$113,243	$120,319
06/2019	$124,886	$114,665	$120,584
07/2019	$125,321	$114,917	$121,528
08/2019	$124,238	$117,895	$121,185
09/2019	$124,376	$117,267	$121,696
10/2019	$122,773	$117,620	$121,105
11/2019	$122,663	$117,560	$121,772
12/2019	$124,949	$117,478	$123,736
01/2020	$125,770	$119,739	$124,394
02/2020	$124,811	$121,894	$122,713
03/2020	$105,016	$121,177	$107,418
04/2020	$107,411	$123,331	$112,026
05/2020	$111,849	$123,905	$116,284
06/2020	$115,184	$124,686	$117,850
07/2020	$117,295	$126,548	$120,067
08/2020	$118,963	$125,527	$121,873
09/2020	$120,141	$125,458	$122,712
10/2020	$120,548	$124,898	$122,926
11/2020	$123,306	$126,123	$125,543
12/2020	$125,274	$126,297	$127,175
01/2021	$126,699	$125,391	$128,785
02/2021	$127,825	$123,581	$129,651
03/2021	$128,158	$122,038	$129,729
04/2021	$129,636	$123,002	$130,389
05/2021	$130,397	$123,403	$131,065
06/2021	$131,072	$124,271	$131,601
07/2021	$130,953	$125,660	$131,596
08/2021	$131,577	$125,421	$132,236
09/2021	$132,339	$124,335	$133,093
10/2021	$132,531	$124,301	$133,407
11/2021	$132,103	$124,668	$133,203
12/2021	$132,974	$124,349	$134,041
01/2022	$133,279	$121,670	$134,522
02/2022	$132,090	$120,313	$133,854
03/2022	$131,872	$116,970	$133,907
04/2022	$131,600	$112,532	$134,137
05/2022	$127,249	$113,257	$130,769
06/2022	$123,406	$111,480	$128,079
07/2022	$125,198	$114,204	$130,469
08/2022	$126,406	$110,977	$132,471
09/2022	$123,081	$106,182	$129,602
10/2022	$123,599	$104,807	$130,703
11/2022	$125,161	$108,661	$132,154
12/2022	$125,470	$108,171	$132,625
01/2023	$128,094	$111,499	$136,028
02/2023	$129,112	$108,616	$136,884
03/2023	$128,301	$111,375	$136,751
04/2023	$129,554	$112,050	$138,046
05/2023	$129,003	$110,830	$137,929
06/2023	$130,968	$110,435	$141,015
07/2023	$132,079	$110,358	$142,851
08/2023	$133,492	$109,653	$144,500
09/2023	$134,402	$106,867	$145,768
10/2023	$135,460	$105,180	$145,812
11/2023	$136,964	$109,943	$147,552
12/2023	$138,762	$114,152	$149,923
01/2024	$139,373	$113,838	$151,097
02/2024	$139,526	$112,230	$152,443
03/2024	$141,259	$113,266	$153,709
04/2024	$141,806	$110,406	$154,752
05/2024	$143,113	$112,277	$156,159
06/2024	$143,080	$113,340	$156,583
07/2024	$142,880	$115,987	$157,733
08/2024	$145,108	$117,654	$158,672

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class YFootnote Reference1	8.70%	3.15%	3.79%
Bloomberg US Aggregate Bond Index	7.30%	(0.04)%	1.64%
Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.73%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$133,778,638
# of Portfolio Holdings	198
Portfolio Turnover Rate	128%
Total Management Fees Paid	$904,490

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	3.8
Alvogen Pharma U.S., Inc., 12.985%, Due 6/30/2025	3.2
Stats Intermediate Holdings LLC, 10.640%, Due 7/10/2026	3.2
CMG Media Corp., 8.935%, Due 12/17/2026	3.2
Banff Merger Sub, Inc., 9.005%, Due 7/30/2031	2.1
United Airlines, Inc., 4.375%, Due 4/15/2026	1.8
Pretium Packaging LLC, 9.848%, Due 10/2/2028	1.8
ADT Security Corp., 4.125%, Due 8/1/2029	1.8
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031	1.6
AlixPartners LLP, 7.861%, Due 2/4/2028	1.5

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	84.1
Corporate Obligations	11.5
Exchange-Traded Instruments	4.0
Common Stocks	0.4
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Media	3.9
Packaging & Containers	3.9
Exchange-Traded Instruments	4.0
Computers	4.4
Insurance	4.4
Health Care - Services	4.9
Diversified Financial Services	5.0
Pharmaceuticals	5.9
Software	8.3
Commercial Services	14.1

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

FEAC Floating Rate Income Fund

Annual Shareholder Report - August 31, 2024

Class Y: SPFYX

FEAC_Y 0824

American Beacon

SiM High Yield Opportunities Fund

Class A: SHOAX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.07%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 9.48% (with sales charges) and 14.91% (without sales charges) for the twelve months ended August 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 7.30% and the ICE BofA U.S. High Yield Index return of 12.47%.

• As volatility of yields was high in the fixed income market during the last twelve months, the high yield market benefitted from ‘risk-on’ sentiment buoyed by the continued strength of the US economy.

• The Fund’s index agnostic and high conviction strategy within the high yield universe offered attractive yield and strong risk adjusted returns.

• The Fund’s holdings in Industrials, higher-rated securities, and short-term maturities contributed the most to performance.

• The Bloomberg US Aggregate Bond Index has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from August 31, 2014 through August 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index
08/2014	$9,522	$10,000	$10,000
09/2014	$9,368	$9,932	$9,790
10/2014	$9,437	$10,030	$9,902
11/2014	$9,449	$10,101	$9,831
12/2014	$9,318	$10,110	$9,686
01/2015	$9,378	$10,322	$9,753
02/2015	$9,600	$10,225	$9,985
03/2015	$9,525	$10,273	$9,932
04/2015	$9,653	$10,236	$10,051
05/2015	$9,697	$10,211	$10,081
06/2015	$9,562	$10,100	$9,927
07/2015	$9,555	$10,170	$9,866
08/2015	$9,400	$10,156	$9,693
09/2015	$9,232	$10,224	$9,441
10/2015	$9,368	$10,226	$9,698
11/2015	$9,251	$10,199	$9,481
12/2015	$8,935	$10,166	$9,236
01/2016	$8,799	$10,306	$9,090
02/2016	$8,875	$10,379	$9,132
03/2016	$9,263	$10,474	$9,536
04/2016	$9,568	$10,514	$9,917
05/2016	$9,671	$10,517	$9,989
06/2016	$9,719	$10,706	$10,097
07/2016	$9,860	$10,774	$10,352
08/2016	$10,046	$10,761	$10,583
09/2016	$10,092	$10,755	$10,651
10/2016	$10,140	$10,673	$10,684
11/2016	$10,164	$10,420	$10,642
12/2016	$10,354	$10,435	$10,852
01/2017	$10,479	$10,456	$10,997
02/2017	$10,599	$10,526	$11,169
03/2017	$10,608	$10,520	$11,145
04/2017	$10,712	$10,601	$11,272
05/2017	$10,738	$10,683	$11,372
06/2017	$10,721	$10,672	$11,384
07/2017	$10,825	$10,718	$11,516
08/2017	$10,762	$10,814	$11,513
09/2017	$10,934	$10,763	$11,616
10/2017	$10,992	$10,769	$11,661
11/2017	$11,033	$10,755	$11,630
12/2017	$11,089	$10,805	$11,664
01/2018	$11,185	$10,680	$11,738
02/2018	$11,060	$10,579	$11,629
03/2018	$11,045	$10,647	$11,557
04/2018	$11,143	$10,568	$11,634
05/2018	$11,134	$10,643	$11,632
06/2018	$11,202	$10,630	$11,672
07/2018	$11,293	$10,633	$11,803
08/2018	$11,301	$10,701	$11,888
09/2018	$11,390	$10,632	$11,957
10/2018	$11,303	$10,548	$11,762
11/2018	$11,143	$10,611	$11,655
12/2018	$10,884	$10,806	$11,399
01/2019	$11,294	$10,921	$11,923
02/2019	$11,444	$10,914	$12,124
03/2019	$11,566	$11,124	$12,243
04/2019	$11,770	$11,127	$12,414
05/2019	$11,609	$11,324	$12,257
06/2019	$11,841	$11,466	$12,557
07/2019	$11,866	$11,492	$12,621
08/2019	$11,849	$11,789	$12,671
09/2019	$11,944	$11,727	$12,711
10/2019	$11,977	$11,762	$12,740
11/2019	$11,944	$11,756	$12,775
12/2019	$12,196	$11,748	$13,042
01/2020	$12,139	$11,974	$13,043
02/2020	$11,870	$12,189	$12,841
03/2020	$9,818	$12,118	$11,331
04/2020	$10,313	$12,333	$11,761
05/2020	$11,091	$12,391	$12,299
06/2020	$11,326	$12,469	$12,419
07/2020	$11,765	$12,655	$13,012
08/2020	$12,078	$12,553	$13,141
09/2020	$12,031	$12,546	$13,004
10/2020	$12,045	$12,490	$13,064
11/2020	$12,624	$12,612	$13,587
12/2020	$12,936	$12,630	$13,846
01/2021	$13,153	$12,539	$13,897
02/2021	$13,306	$12,358	$13,948
03/2021	$13,439	$12,204	$13,972
04/2021	$13,557	$12,300	$14,125
05/2021	$13,723	$12,340	$14,166
06/2021	$13,921	$12,427	$14,359
07/2021	$13,880	$12,566	$14,410
08/2021	$13,981	$12,542	$14,489
09/2021	$14,053	$12,433	$14,494
10/2021	$13,986	$12,430	$14,466
11/2021	$13,826	$12,467	$14,320
12/2021	$14,018	$12,435	$14,589
01/2022	$13,757	$12,167	$14,188
02/2022	$13,645	$12,031	$14,061
03/2022	$13,576	$11,697	$13,931
04/2022	$13,166	$11,253	$13,422
05/2022	$13,269	$11,326	$13,457
06/2022	$12,572	$11,148	$12,541
07/2022	$13,212	$11,420	$13,294
08/2022	$12,978	$11,098	$12,978
09/2022	$12,483	$10,618	$12,456
10/2022	$12,850	$10,481	$12,811
11/2022	$13,065	$10,866	$13,051
12/2022	$13,009	$10,817	$12,952
01/2023	$13,460	$11,150	$13,459
02/2023	$13,360	$10,862	$13,285
03/2023	$13,462	$11,138	$13,434
04/2023	$13,568	$11,205	$13,559
05/2023	$13,510	$11,083	$13,435
06/2023	$13,574	$11,044	$13,654
07/2023	$13,746	$11,036	$13,848
08/2023	$13,767	$10,965	$13,888
09/2023	$13,698	$10,687	$13,724
10/2023	$13,518	$10,518	$13,556
11/2023	$14,064	$10,994	$14,173
12/2023	$14,598	$11,415	$14,696
01/2024	$14,791	$11,384	$14,698
02/2024	$14,858	$11,223	$14,742
03/2024	$15,040	$11,327	$14,918
04/2024	$14,939	$11,041	$14,768
05/2024	$15,136	$11,228	$14,936
06/2024	$15,256	$11,334	$15,080
07/2024	$15,526	$11,599	$15,376
08/2024	$15,820	$11,765	$15,620

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	14.91%	5.95%	5.21%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	9.48%	4.92%	4.69%
Bloomberg US Aggregate Bond Index	7.30%	(0.04)%	1.64%
ICE BofA US High Yield Index	12.47%	4.27%	4.56%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$1,639,510,166
# of Portfolio Holdings	109
Portfolio Turnover Rate	47%
Total Management Fees Paid	$8,176,445

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samhallsbyggnadsbolaget i Norden AB, 2.250%, Due 8/12/2027	1.9
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029	1.7
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.7
GEO Group, Inc., 10.250%, Due 4/15/2031	1.7
Borr IHC Ltd./Borr Finance LLC, 10.375%, Due 11/15/2030	1.7
Boyd Gaming Corp., 4.750%, Due 6/15/2031	1.6
Vector Group Ltd., 10.500%, Due 11/1/2026	1.6
Euronav Luxembourg SA, 6.250%, Due 9/14/2026	1.6
Churchill Downs, Inc., 6.750%, Due 5/1/2031	1.5
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	1.5

Asset Allocation - % Investments

Value	Value
Corporate Obligations	67.0
Foreign Corporate Obligations	26.9
Convertible Obligations	2.2
Preferred Stocks	2.2
Common Stocks	0.7
Foreign Convertible Obligations	0.5
Foreign Common Stocks	0.3
Bank Loan Obligations	0.2

Top Ten Industry Allocations - % Fixed Income

Value	Value
Retail	3.9
Lodging	4.0
Entertainment	5.2
Computers	5.4
Food	5.6
Diversified Financial Services	6.9
Real Estate	7.1
Commercial Services	7.7
Health Care - Services	9.2
Oil & Gas	18.1

Top Ten Country Exposure - % Investments

Value	Value
United Arab Emirates	1.2
Ireland	1.4
Brazil	1.5
Belgium	1.6
Mexico	1.7
Norway	3.1
Canada	4.8
United Kingdom	4.8
Sweden	4.9
United States	72.3

Excludes foreign exchange holdings.

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Prior to July 1, 2024, the American Beacon SiM High Yield Opportunities Fund (the “Fund”) assessed a front-end sales load on purchases of A Class shares less than $1 million, and a contingent deferred sales charge (“CDSC”) of 0.50% on certain purchases of $1 million or more of A Class shares that are redeemed in whole or in part within 18 months of purchase.  Beginning July 1, 2024, the Fund will no longer assess a front-end sales load on purchases of A Class shares of $500,000 or more, but will assess a CDSC of 1.00% on certain purchases of $500,000 or more of A Class shares that are redeemed in whole or in part within 18 months of purchase.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2024

Class A: SHOAX

SIM_A 0824

American Beacon

SiM High Yield Opportunities Fund

Class C: SHOCX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.81%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 13.00% (with sales charges) and 14.00% (without sales charges) for the twelve months ended August 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 7.30% and the ICE BofA U.S. High Yield Index return of 12.47%.

• As volatility of yields was high in the fixed income market during the last twelve months, the high yield market benefitted from ‘risk-on’ sentiment buoyed by the continued strength of the US economy.

• The Fund’s index agnostic and high conviction strategy within the high yield universe offered attractive yield and strong risk adjusted returns.

• The Fund’s holdings in Industrials, higher-rated securities, and short-term maturities contributed the most to performance.

• The Bloomberg US Aggregate Bond Index has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from August 31, 2014 through August 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index
08/2014	$10,000	$10,000	$10,000
09/2014	$9,823	$9,932	$9,790
10/2014	$9,899	$10,030	$9,902
11/2014	$9,896	$10,101	$9,831
12/2014	$9,763	$10,110	$9,686
01/2015	$9,820	$10,322	$9,753
02/2015	$10,046	$10,225	$9,985
03/2015	$9,961	$10,273	$9,932
04/2015	$10,088	$10,236	$10,051
05/2015	$10,118	$10,211	$10,081
06/2015	$9,982	$10,100	$9,927
07/2015	$9,958	$10,170	$9,866
08/2015	$9,801	$10,156	$9,693
09/2015	$9,611	$10,224	$9,441
10/2015	$9,756	$10,226	$9,698
11/2015	$9,629	$10,199	$9,481
12/2015	$9,296	$10,166	$9,236
01/2016	$9,139	$10,306	$9,090
02/2016	$9,212	$10,379	$9,132
03/2016	$9,608	$10,474	$9,536
04/2016	$9,928	$10,514	$9,917
05/2016	$10,017	$10,517	$9,989
06/2016	$10,072	$10,706	$10,097
07/2016	$10,201	$10,774	$10,352
08/2016	$10,397	$10,761	$10,583
09/2016	$10,427	$10,755	$10,651
10/2016	$10,471	$10,673	$10,684
11/2016	$10,500	$10,420	$10,642
12/2016	$10,689	$10,435	$10,852
01/2017	$10,811	$10,456	$10,997
02/2017	$10,928	$10,526	$11,169
03/2017	$10,931	$10,520	$11,145
04/2017	$11,031	$10,601	$11,272
05/2017	$11,051	$10,683	$11,372
06/2017	$11,027	$10,672	$11,384
07/2017	$11,128	$10,718	$11,516
08/2017	$11,056	$10,814	$11,513
09/2017	$11,213	$10,763	$11,616
10/2017	$11,267	$10,769	$11,661
11/2017	$11,313	$10,755	$11,630
12/2017	$11,350	$10,805	$11,664
01/2018	$11,451	$10,680	$11,738
02/2018	$11,318	$10,579	$11,629
03/2018	$11,295	$10,647	$11,557
04/2018	$11,389	$10,568	$11,634
05/2018	$11,372	$10,643	$11,632
06/2018	$11,433	$10,630	$11,672
07/2018	$11,507	$10,633	$11,803
08/2018	$11,507	$10,701	$11,888
09/2018	$11,591	$10,632	$11,957
10/2018	$11,508	$10,548	$11,762
11/2018	$11,326	$10,611	$11,655
12/2018	$11,108	$10,806	$11,399
01/2019	$11,517	$10,921	$11,923
02/2019	$11,651	$10,914	$12,124
03/2019	$11,780	$11,124	$12,243
04/2019	$11,980	$11,127	$12,414
05/2019	$11,810	$11,324	$12,257
06/2019	$12,037	$11,466	$12,557
07/2019	$12,054	$11,492	$12,621
08/2019	$12,030	$11,789	$12,671
09/2019	$12,106	$11,727	$12,711
10/2019	$12,145	$11,762	$12,740
11/2019	$12,104	$11,756	$12,775
12/2019	$12,351	$11,748	$13,042
01/2020	$12,286	$11,974	$13,043
02/2020	$12,009	$12,189	$12,841
03/2020	$9,930	$12,118	$11,331
04/2020	$10,433	$12,333	$11,761
05/2020	$11,207	$12,391	$12,299
06/2020	$11,436	$12,469	$12,419
07/2020	$11,870	$12,655	$13,012
08/2020	$12,176	$12,553	$13,141
09/2020	$12,135	$12,546	$13,004
10/2020	$12,142	$12,490	$13,064
11/2020	$12,713	$12,612	$13,587
12/2020	$13,017	$12,630	$13,846
01/2021	$13,226	$12,539	$13,897
02/2021	$13,372	$12,358	$13,948
03/2021	$13,496	$12,204	$13,972
04/2021	$13,606	$12,300	$14,125
05/2021	$13,763	$12,340	$14,166
06/2021	$13,952	$12,427	$14,359
07/2021	$13,902	$12,566	$14,410
08/2021	$13,994	$12,542	$14,489
09/2021	$14,072	$12,433	$14,494
10/2021	$13,983	$12,430	$14,466
11/2021	$13,831	$12,467	$14,320
12/2021	$14,013	$12,435	$14,589
01/2022	$13,731	$12,167	$14,188
02/2022	$13,613	$12,031	$14,061
03/2022	$13,537	$11,697	$13,931
04/2022	$13,124	$11,253	$13,422
05/2022	$13,218	$11,326	$13,457
06/2022	$12,508	$11,148	$12,541
07/2022	$13,131	$11,420	$13,294
08/2022	$12,908	$11,098	$12,978
09/2022	$12,413	$10,618	$12,456
10/2022	$12,751	$10,481	$12,811
11/2022	$12,971	$10,866	$13,051
12/2022	$12,908	$10,817	$12,952
01/2023	$13,344	$11,150	$13,459
02/2023	$13,239	$10,862	$13,285
03/2023	$13,331	$11,138	$13,434
04/2023	$13,428	$11,205	$13,559
05/2023	$13,363	$11,083	$13,435
06/2023	$13,418	$11,044	$13,654
07/2023	$13,577	$11,036	$13,848
08/2023	$13,590	$10,965	$13,888
09/2023	$13,516	$10,687	$13,724
10/2023	$13,332	$10,518	$13,556
11/2023	$13,858	$10,994	$14,173
12/2023	$14,371	$11,415	$14,696
01/2024	$14,551	$11,384	$14,698
02/2024	$14,608	$11,223	$14,742
03/2024	$14,777	$11,327	$14,918
04/2024	$14,671	$11,041	$14,768
05/2024	$14,853	$11,228	$14,936
06/2024	$14,962	$11,334	$15,080
07/2024	$15,233	$11,599	$15,376
08/2024	$15,492	$11,765	$15,620

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	14.00%	5.19%	4.47%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	13.00%	5.19%	4.47%
Bloomberg US Aggregate Bond Index	7.30%	(0.04)%	1.64%
ICE BofA US High Yield Index	12.47%	4.27%	4.56%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$1,639,510,166
# of Portfolio Holdings	109
Portfolio Turnover Rate	47%
Total Management Fees Paid	$8,176,445

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samhallsbyggnadsbolaget i Norden AB, 2.250%, Due 8/12/2027	1.9
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029	1.7
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.7
GEO Group, Inc., 10.250%, Due 4/15/2031	1.7
Borr IHC Ltd./Borr Finance LLC, 10.375%, Due 11/15/2030	1.7
Boyd Gaming Corp., 4.750%, Due 6/15/2031	1.6
Vector Group Ltd., 10.500%, Due 11/1/2026	1.6
Euronav Luxembourg SA, 6.250%, Due 9/14/2026	1.6
Churchill Downs, Inc., 6.750%, Due 5/1/2031	1.5
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	1.5

Asset Allocation - % Investments

Value	Value
Corporate Obligations	67.0
Foreign Corporate Obligations	26.9
Convertible Obligations	2.2
Preferred Stocks	2.2
Common Stocks	0.7
Foreign Convertible Obligations	0.5
Foreign Common Stocks	0.3
Bank Loan Obligations	0.2

Top Ten Industry Allocations - % Fixed Income

Value	Value
Retail	3.9
Lodging	4.0
Entertainment	5.2
Computers	5.4
Food	5.6
Diversified Financial Services	6.9
Real Estate	7.1
Commercial Services	7.7
Health Care - Services	9.2
Oil & Gas	18.1

Top Ten Country Exposure - % Investments

Value	Value
United Arab Emirates	1.2
Ireland	1.4
Brazil	1.5
Belgium	1.6
Mexico	1.7
Norway	3.1
Canada	4.8
United Kingdom	4.8
Sweden	4.9
United States	72.3

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2024

Class C: SHOCX

SIM_C 0824

American Beacon

SiM High Yield Opportunities Fund

Investor Class: SHYPX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$118	1.10%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 14.75% for the twelve months ended August 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 7.30% and the ICE BofA U.S. High Yield Index return of 12.47%.

• As volatility of yields was high in the fixed income market during the last twelve months, the high yield market benefitted from ‘risk-on’ sentiment buoyed by the continued strength of the US economy.

• The Fund’s index agnostic and high conviction strategy within the high yield universe offered attractive yield and strong risk adjusted returns.

• The Fund’s holdings in Industrials, higher-rated securities, and short-term maturities contributed the most to performance.

• The Bloomberg US Aggregate Bond Index has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from August 31, 2014 through August 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index
08/2014	$10,000	$10,000	$10,000
09/2014	$9,838	$9,932	$9,790
10/2014	$9,921	$10,030	$9,902
11/2014	$9,923	$10,101	$9,831
12/2014	$9,796	$10,110	$9,686
01/2015	$9,849	$10,322	$9,753
02/2015	$10,084	$10,225	$9,985
03/2015	$10,005	$10,273	$9,932
04/2015	$10,150	$10,236	$10,051
05/2015	$10,187	$10,211	$10,081
06/2015	$10,054	$10,100	$9,927
07/2015	$10,037	$10,170	$9,866
08/2015	$9,885	$10,156	$9,693
09/2015	$9,698	$10,224	$9,441
10/2015	$9,851	$10,226	$9,698
11/2015	$9,728	$10,199	$9,481
12/2015	$9,395	$10,166	$9,236
01/2016	$9,252	$10,306	$9,090
02/2016	$9,321	$10,379	$9,132
03/2016	$9,732	$10,474	$9,536
04/2016	$10,065	$10,514	$9,917
05/2016	$10,162	$10,517	$9,989
06/2016	$10,214	$10,706	$10,097
07/2016	$10,363	$10,774	$10,352
08/2016	$10,560	$10,761	$10,583
09/2016	$10,608	$10,755	$10,651
10/2016	$10,660	$10,673	$10,684
11/2016	$10,697	$10,420	$10,642
12/2016	$10,886	$10,435	$10,852
01/2017	$11,019	$10,456	$10,997
02/2017	$11,146	$10,526	$11,169
03/2017	$11,156	$10,520	$11,145
04/2017	$11,266	$10,601	$11,272
05/2017	$11,294	$10,683	$11,372
06/2017	$11,276	$10,672	$11,384
07/2017	$11,387	$10,718	$11,516
08/2017	$11,332	$10,814	$11,513
09/2017	$11,502	$10,763	$11,616
10/2017	$11,565	$10,769	$11,661
11/2017	$11,608	$10,755	$11,630
12/2017	$11,661	$10,805	$11,664
01/2018	$11,761	$10,680	$11,738
02/2018	$11,630	$10,579	$11,629
03/2018	$11,614	$10,647	$11,557
04/2018	$11,717	$10,568	$11,634
05/2018	$11,705	$10,643	$11,632
06/2018	$11,787	$10,630	$11,672
07/2018	$11,870	$10,633	$11,803
08/2018	$11,877	$10,701	$11,888
09/2018	$11,971	$10,632	$11,957
10/2018	$11,879	$10,548	$11,762
11/2018	$11,709	$10,611	$11,655
12/2018	$11,491	$10,806	$11,399
01/2019	$11,924	$10,921	$11,923
02/2019	$12,070	$10,914	$12,124
03/2019	$12,211	$11,124	$12,243
04/2019	$12,414	$11,127	$12,414
05/2019	$12,244	$11,324	$12,257
06/2019	$12,502	$11,466	$12,557
07/2019	$12,527	$11,492	$12,621
08/2019	$12,508	$11,789	$12,671
09/2019	$12,595	$11,727	$12,711
10/2019	$12,630	$11,762	$12,740
11/2019	$12,608	$11,756	$12,775
12/2019	$12,874	$11,748	$13,042
01/2020	$12,800	$11,974	$13,043
02/2020	$12,530	$12,189	$12,841
03/2020	$10,363	$12,118	$11,331
04/2020	$10,899	$12,333	$11,761
05/2020	$11,720	$12,391	$12,299
06/2020	$11,968	$12,469	$12,419
07/2020	$12,417	$12,655	$13,012
08/2020	$12,746	$12,553	$13,141
09/2020	$12,697	$12,546	$13,004
10/2020	$12,711	$12,490	$13,064
11/2020	$13,322	$12,612	$13,587
12/2020	$13,651	$12,630	$13,846
01/2021	$13,880	$12,539	$13,897
02/2021	$14,027	$12,358	$13,948
03/2021	$14,181	$12,204	$13,972
04/2021	$14,291	$12,300	$14,125
05/2021	$14,466	$12,340	$14,166
06/2021	$14,689	$12,427	$14,359
07/2021	$14,645	$12,566	$14,410
08/2021	$14,752	$12,542	$14,489
09/2021	$14,827	$12,433	$14,494
10/2021	$14,757	$12,430	$14,466
11/2021	$14,588	$12,467	$14,320
12/2021	$14,790	$12,435	$14,589
01/2022	$14,498	$12,167	$14,188
02/2022	$14,395	$12,031	$14,061
03/2022	$14,323	$11,697	$13,931
04/2022	$13,906	$11,253	$13,422
05/2022	$13,998	$11,326	$13,457
06/2022	$13,263	$11,148	$12,541
07/2022	$13,937	$11,420	$13,294
08/2022	$13,690	$11,098	$12,978
09/2022	$13,184	$10,618	$12,456
10/2022	$13,554	$10,481	$12,811
11/2022	$13,781	$10,866	$13,051
12/2022	$13,737	$10,817	$12,952
01/2023	$14,214	$11,150	$13,459
02/2023	$14,092	$10,862	$13,285
03/2023	$14,215	$11,138	$13,434
04/2023	$14,327	$11,205	$13,559
05/2023	$14,249	$11,083	$13,435
06/2023	$14,333	$11,044	$13,654
07/2023	$14,496	$11,036	$13,848
08/2023	$14,534	$10,965	$13,888
09/2023	$14,445	$10,687	$13,724
10/2023	$14,255	$10,518	$13,556
11/2023	$14,847	$10,994	$14,173
12/2023	$15,393	$11,415	$14,696
01/2024	$15,597	$11,384	$14,698
02/2024	$15,666	$11,223	$14,742
03/2024	$15,858	$11,327	$14,918
04/2024	$15,751	$11,041	$14,768
05/2024	$15,958	$11,228	$14,936
06/2024	$16,084	$11,334	$15,080
07/2024	$16,369	$11,599	$15,376
08/2024	$16,679	$11,765	$15,620

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	14.75%	5.92%	5.25%
Bloomberg US Aggregate Bond Index	7.30%	(0.04)%	1.64%
ICE BofA US High Yield Index	12.47%	4.27%	4.56%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$1,639,510,166
# of Portfolio Holdings	109
Portfolio Turnover Rate	47%
Total Management Fees Paid	$8,176,445

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samhallsbyggnadsbolaget i Norden AB, 2.250%, Due 8/12/2027	1.9
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029	1.7
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.7
GEO Group, Inc., 10.250%, Due 4/15/2031	1.7
Borr IHC Ltd./Borr Finance LLC, 10.375%, Due 11/15/2030	1.7
Boyd Gaming Corp., 4.750%, Due 6/15/2031	1.6
Vector Group Ltd., 10.500%, Due 11/1/2026	1.6
Euronav Luxembourg SA, 6.250%, Due 9/14/2026	1.6
Churchill Downs, Inc., 6.750%, Due 5/1/2031	1.5
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	1.5

Asset Allocation - % Investments

Value	Value
Corporate Obligations	67.0
Foreign Corporate Obligations	26.9
Convertible Obligations	2.2
Preferred Stocks	2.2
Common Stocks	0.7
Foreign Convertible Obligations	0.5
Foreign Common Stocks	0.3
Bank Loan Obligations	0.2

Top Ten Industry Allocations - % Fixed Income

Value	Value
Retail	3.9
Lodging	4.0
Entertainment	5.2
Computers	5.4
Food	5.6
Diversified Financial Services	6.9
Real Estate	7.1
Commercial Services	7.7
Health Care - Services	9.2
Oil & Gas	18.1

Top Ten Country Exposure - % Investments

Value	Value
United Arab Emirates	1.2
Ireland	1.4
Brazil	1.5
Belgium	1.6
Mexico	1.7
Norway	3.1
Canada	4.8
United Kingdom	4.8
Sweden	4.9
United States	72.3

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2024

Investor Class: SHYPX

SIM_Investor 0824

American Beacon

SiM High Yield Opportunities Fund

Class R5: SHOIX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$80	0.74%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 15.25% for the twelve months ended August 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 7.30% and the ICE BofA U.S. High Yield Index return of 12.47%.

• As volatility of yields was high in the fixed income market during the last twelve months, the high yield market benefitted from ‘risk-on’ sentiment buoyed by the continued strength of the US economy.

• The Fund’s index agnostic and high conviction strategy within the high yield universe offered attractive yield and strong risk adjusted returns.

• The Fund’s holdings in Industrials, higher-rated securities, and short-term maturities contributed the most to performance.

• The Bloomberg US Aggregate Bond Index has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from August 31, 2014 through August 31, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index
08/2014	$250,000	$250,000	$250,000
09/2014	$246,029	$248,303	$244,756
10/2014	$248,171	$250,744	$247,542
11/2014	$248,321	$252,522	$245,772
12/2014	$245,217	$252,758	$242,148
01/2015	$246,864	$258,059	$243,818
02/2015	$252,798	$255,632	$249,635
03/2015	$250,911	$256,819	$248,309
04/2015	$254,343	$255,898	$251,287
05/2015	$255,343	$255,282	$252,031
06/2015	$252,116	$252,498	$248,187
07/2015	$251,764	$254,253	$246,659
08/2015	$248,031	$253,888	$242,314
09/2015	$243,423	$255,605	$236,028
10/2015	$247,346	$255,648	$242,462
11/2015	$244,339	$254,973	$237,019
12/2015	$236,068	$254,149	$230,906
01/2016	$232,558	$257,646	$227,254
02/2016	$234,370	$259,474	$228,310
03/2016	$244,720	$261,854	$238,403
04/2016	$253,141	$262,859	$247,928
05/2016	$255,655	$262,927	$249,718
06/2016	$257,007	$267,651	$252,423
07/2016	$260,822	$269,343	$258,799
08/2016	$266,093	$269,035	$264,566
09/2016	$267,097	$268,878	$266,275
10/2016	$268,456	$266,821	$267,109
11/2016	$269,459	$260,510	$266,056
12/2016	$274,570	$260,877	$271,288
01/2017	$277,972	$261,389	$274,931
02/2017	$280,937	$263,146	$279,221
03/2017	$281,552	$263,008	$278,635
04/2017	$284,379	$265,037	$281,793
05/2017	$284,881	$267,077	$284,308
06/2017	$284,789	$266,809	$284,609
07/2017	$287,372	$267,957	$287,891
08/2017	$286,083	$270,360	$287,818
09/2017	$290,432	$269,073	$290,403
10/2017	$292,088	$269,228	$291,523
11/2017	$293,245	$268,883	$290,742
12/2017	$294,680	$270,117	$291,590
01/2018	$297,577	$267,006	$293,459
02/2018	$294,327	$264,475	$290,724
03/2018	$294,004	$266,171	$288,929
04/2018	$296,684	$264,191	$290,851
05/2018	$296,458	$266,077	$290,807
06/2018	$298,294	$265,750	$291,810
07/2018	$300,481	$265,813	$295,071
08/2018	$300,758	$267,523	$297,208
09/2018	$303,206	$265,800	$298,934
10/2018	$301,290	$263,700	$294,039
11/2018	$297,076	$265,274	$291,371
12/2018	$291,330	$270,148	$284,985
01/2019	$302,361	$273,016	$298,075
02/2019	$306,113	$272,858	$303,106
03/2019	$309,775	$278,098	$306,077
04/2019	$315,304	$278,169	$310,360
05/2019	$311,087	$283,107	$306,414
06/2019	$317,368	$286,662	$313,927
07/2019	$318,156	$287,293	$315,535
08/2019	$317,738	$294,737	$316,766
09/2019	$320,357	$293,167	$317,771
10/2019	$321,347	$294,050	$318,508
11/2019	$320,535	$293,900	$319,379
12/2019	$327,378	$293,696	$326,056
01/2020	$325,924	$299,348	$326,069
02/2020	$318,811	$304,735	$321,015
03/2020	$264,312	$302,942	$283,266
04/2020	$277,651	$308,327	$294,032
05/2020	$298,574	$309,763	$307,482
06/2020	$304,954	$311,714	$310,478
07/2020	$316,817	$316,370	$325,312
08/2020	$325,306	$313,816	$328,514
09/2020	$324,140	$313,644	$325,090
10/2020	$324,604	$312,244	$326,603
11/2020	$340,226	$315,308	$339,683
12/2020	$348,701	$315,742	$346,161
01/2021	$354,621	$313,478	$347,432
02/2021	$358,830	$308,952	$348,698
03/2021	$362,503	$305,094	$349,291
04/2021	$365,799	$307,504	$353,122
05/2021	$370,357	$308,509	$354,140
06/2021	$375,784	$310,676	$358,980
07/2021	$374,778	$314,150	$360,248
08/2021	$377,607	$313,552	$362,224
09/2021	$380,031	$310,837	$362,344
10/2021	$378,361	$310,751	$361,646
11/2021	$374,165	$311,671	$357,994
12/2021	$379,438	$310,873	$364,728
01/2022	$372,120	$304,176	$354,702
02/2022	$369,600	$300,782	$351,516
03/2022	$367,464	$292,426	$348,266
04/2022	$356,917	$281,329	$335,541
05/2022	$359,389	$283,143	$336,435
06/2022	$340,709	$278,701	$313,537
07/2022	$358,052	$285,511	$332,362
08/2022	$351,859	$277,443	$324,459
09/2022	$338,612	$265,456	$311,411
10/2022	$348,600	$262,018	$320,275
11/2022	$354,526	$271,654	$326,270
12/2022	$353,105	$270,428	$323,798
01/2023	$365,832	$278,748	$336,472
02/2023	$362,826	$271,541	$332,120
03/2023	$365,671	$278,438	$335,858
04/2023	$368,670	$280,126	$338,979
05/2023	$367,211	$277,076	$335,878
06/2023	$369,467	$276,088	$341,347
07/2023	$373,770	$275,895	$346,207
08/2023	$374,459	$274,133	$347,196
09/2023	$372,712	$267,167	$343,095
10/2023	$367,947	$262,950	$338,909
11/2023	$383,289	$274,859	$354,325
12/2023	$397,438	$285,380	$367,391
01/2024	$402,794	$284,596	$367,458
02/2024	$404,713	$280,575	$368,547
03/2024	$409,776	$283,166	$372,938
04/2024	$407,148	$276,014	$369,207
05/2024	$412,609	$280,693	$373,398
06/2024	$415,991	$283,350	$377,002
07/2024	$423,468	$289,969	$384,399
08/2024	$431,577	$294,136	$390,495

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R5Footnote Reference1	15.25%	6.32%	5.61%
Bloomberg US Aggregate Bond Index	7.30%	(0.04)%	1.64%
ICE BofA US High Yield Index	12.47%	4.27%	4.56%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$1,639,510,166
# of Portfolio Holdings	109
Portfolio Turnover Rate	47%
Total Management Fees Paid	$8,176,445

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samhallsbyggnadsbolaget i Norden AB, 2.250%, Due 8/12/2027	1.9
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029	1.7
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.7
GEO Group, Inc., 10.250%, Due 4/15/2031	1.7
Borr IHC Ltd./Borr Finance LLC, 10.375%, Due 11/15/2030	1.7
Boyd Gaming Corp., 4.750%, Due 6/15/2031	1.6
Vector Group Ltd., 10.500%, Due 11/1/2026	1.6
Euronav Luxembourg SA, 6.250%, Due 9/14/2026	1.6
Churchill Downs, Inc., 6.750%, Due 5/1/2031	1.5
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	1.5

Asset Allocation - % Investments

Value	Value
Corporate Obligations	67.0
Foreign Corporate Obligations	26.9
Convertible Obligations	2.2
Preferred Stocks	2.2
Common Stocks	0.7
Foreign Convertible Obligations	0.5
Foreign Common Stocks	0.3
Bank Loan Obligations	0.2

Top Ten Industry Allocations - % Fixed Income

Value	Value
Retail	3.9
Lodging	4.0
Entertainment	5.2
Computers	5.4
Food	5.6
Diversified Financial Services	6.9
Real Estate	7.1
Commercial Services	7.7
Health Care - Services	9.2
Oil & Gas	18.1

Top Ten Country Exposure - % Investments

Value	Value
United Arab Emirates	1.2
Ireland	1.4
Brazil	1.5
Belgium	1.6
Mexico	1.7
Norway	3.1
Canada	4.8
United Kingdom	4.8
Sweden	4.9
United States	72.3

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2024

Class R5: SHOIX

SIM_R5 0824

American Beacon

SiM High Yield Opportunities Fund

Class Y: SHOYX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$81	0.75%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 15.26% for the twelve months ended August 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 7.30% and the ICE BofA U.S. High Yield Index return of 12.47%.

• As volatility of yields was high in the fixed income market during the last twelve months, the high yield market benefitted from ‘risk-on’ sentiment buoyed by the continued strength of the US economy.

• The Fund’s index agnostic and high conviction strategy within the high yield universe offered attractive yield and strong risk adjusted returns.

• The Fund’s holdings in Industrials, higher-rated securities, and short-term maturities contributed the most to performance.

• The Bloomberg US Aggregate Bond Index has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from August 31, 2014 through August 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Y	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index
08/2014	$100,000	$100,000	$100,000
09/2014	$98,402	$99,321	$97,902
10/2014	$99,252	$100,297	$99,017
11/2014	$99,305	$101,009	$98,309
12/2014	$98,056	$101,103	$96,859
01/2015	$98,607	$103,223	$97,527
02/2015	$100,966	$102,253	$99,854
03/2015	$100,306	$102,728	$99,324
04/2015	$101,672	$102,359	$100,515
05/2015	$102,065	$102,113	$100,812
06/2015	$100,768	$100,999	$99,275
07/2015	$100,620	$101,701	$98,664
08/2015	$99,120	$101,555	$96,926
09/2015	$97,268	$102,242	$94,411
10/2015	$98,832	$102,259	$96,985
11/2015	$97,623	$101,989	$94,808
12/2015	$94,308	$101,659	$92,363
01/2016	$92,895	$103,058	$90,902
02/2016	$93,613	$103,789	$91,324
03/2016	$97,745	$104,742	$95,361
04/2016	$101,106	$105,144	$99,171
05/2016	$102,105	$105,171	$99,887
06/2016	$102,751	$107,060	$100,969
07/2016	$104,162	$107,737	$103,520
08/2016	$106,266	$107,614	$105,826
09/2016	$106,661	$107,551	$106,510
10/2016	$107,202	$106,728	$106,844
11/2016	$107,599	$104,204	$106,422
12/2016	$109,639	$104,351	$108,515
01/2017	$110,994	$104,556	$109,973
02/2017	$112,291	$105,258	$111,689
03/2017	$112,418	$105,203	$111,454
04/2017	$113,543	$106,015	$112,717
05/2017	$113,857	$106,831	$113,723
06/2017	$113,699	$106,723	$113,843
07/2017	$114,723	$107,183	$115,157
08/2017	$114,197	$108,144	$115,127
09/2017	$115,933	$107,629	$116,161
10/2017	$116,592	$107,691	$116,609
11/2017	$117,171	$107,553	$116,297
12/2017	$117,621	$108,047	$116,636
01/2018	$118,779	$106,802	$117,384
02/2018	$117,478	$105,790	$116,289
03/2018	$117,344	$106,468	$115,571
04/2018	$118,409	$105,677	$116,340
05/2018	$118,310	$106,431	$116,323
06/2018	$119,038	$106,300	$116,724
07/2018	$119,904	$106,325	$118,029
08/2018	$120,004	$107,009	$118,883
09/2018	$120,977	$106,320	$119,574
10/2018	$120,207	$105,480	$117,616
11/2018	$118,520	$106,110	$116,548
12/2018	$116,210	$108,059	$113,994
01/2019	$120,608	$109,207	$119,230
02/2019	$122,105	$109,143	$121,243
03/2019	$123,563	$111,239	$122,431
04/2019	$125,769	$111,268	$124,144
05/2019	$124,076	$113,243	$122,566
06/2019	$126,576	$114,665	$125,571
07/2019	$126,853	$114,917	$126,214
08/2019	$126,701	$117,895	$126,707
09/2019	$127,743	$117,267	$127,108
10/2019	$128,135	$117,620	$127,403
11/2019	$127,807	$117,560	$127,752
12/2019	$130,530	$117,478	$130,422
01/2020	$129,948	$119,739	$130,428
02/2020	$127,241	$121,894	$128,406
03/2020	$105,343	$121,177	$113,307
04/2020	$110,654	$123,331	$117,613
05/2020	$118,997	$123,905	$122,993
06/2020	$121,679	$124,686	$124,191
07/2020	$126,262	$126,548	$130,125
08/2020	$129,641	$125,527	$131,405
09/2020	$129,312	$125,458	$130,036
10/2020	$129,489	$124,898	$130,641
11/2020	$135,568	$126,123	$135,873
12/2020	$138,940	$126,297	$138,464
01/2021	$141,299	$125,391	$138,973
02/2021	$142,980	$123,581	$139,479
03/2021	$144,444	$122,038	$139,716
04/2021	$145,755	$123,002	$141,249
05/2021	$147,572	$123,403	$141,656
06/2021	$149,736	$124,271	$143,592
07/2021	$149,334	$125,660	$144,099
08/2021	$150,462	$125,421	$144,889
09/2021	$151,428	$124,335	$144,937
10/2021	$150,761	$124,301	$144,658
11/2021	$149,087	$124,668	$143,197
12/2021	$151,189	$124,349	$145,891
01/2022	$148,268	$121,670	$141,881
02/2022	$147,262	$120,313	$140,606
03/2022	$146,420	$116,970	$139,306
04/2022	$142,212	$112,532	$134,216
05/2022	$143,357	$113,257	$134,574
06/2022	$135,745	$111,480	$125,415
07/2022	$142,661	$114,204	$132,945
08/2022	$140,351	$110,977	$129,784
09/2022	$135,066	$106,182	$124,565
10/2022	$138,888	$104,807	$128,110
11/2022	$141,414	$108,661	$130,508
12/2022	$140,848	$108,171	$129,519
01/2023	$145,757	$111,499	$134,589
02/2023	$144,557	$108,616	$132,848
03/2023	$145,855	$111,375	$134,343
04/2023	$147,051	$112,050	$135,591
05/2023	$146,300	$110,830	$134,351
06/2023	$147,199	$110,435	$136,539
07/2023	$149,085	$110,358	$138,483
08/2023	$149,359	$109,653	$138,878
09/2023	$148,661	$106,867	$137,238
10/2023	$146,759	$105,180	$135,564
11/2023	$152,707	$109,943	$141,730
12/2023	$158,524	$114,152	$146,957
01/2024	$160,660	$113,838	$146,983
02/2024	$161,429	$112,230	$147,419
03/2024	$163,270	$113,266	$149,175
04/2024	$162,222	$110,406	$147,683
05/2024	$164,579	$112,277	$149,359
06/2024	$165,927	$113,340	$150,801
07/2024	$168,911	$115,987	$153,760
08/2024	$172,147	$117,654	$156,198

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class YFootnote Reference1	15.26%	6.32%	5.58%
Bloomberg US Aggregate Bond Index	7.30%	(0.04)%	1.64%
ICE BofA US High Yield Index	12.47%	4.27%	4.56%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$1,639,510,166
# of Portfolio Holdings	109
Portfolio Turnover Rate	47%
Total Management Fees Paid	$8,176,445

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samhallsbyggnadsbolaget i Norden AB, 2.250%, Due 8/12/2027	1.9
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029	1.7
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.7
GEO Group, Inc., 10.250%, Due 4/15/2031	1.7
Borr IHC Ltd./Borr Finance LLC, 10.375%, Due 11/15/2030	1.7
Boyd Gaming Corp., 4.750%, Due 6/15/2031	1.6
Vector Group Ltd., 10.500%, Due 11/1/2026	1.6
Euronav Luxembourg SA, 6.250%, Due 9/14/2026	1.6
Churchill Downs, Inc., 6.750%, Due 5/1/2031	1.5
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	1.5

Asset Allocation - % Investments

Value	Value
Corporate Obligations	67.0
Foreign Corporate Obligations	26.9
Convertible Obligations	2.2
Preferred Stocks	2.2
Common Stocks	0.7
Foreign Convertible Obligations	0.5
Foreign Common Stocks	0.3
Bank Loan Obligations	0.2

Top Ten Industry Allocations - % Fixed Income

Value	Value
Retail	3.9
Lodging	4.0
Entertainment	5.2
Computers	5.4
Food	5.6
Diversified Financial Services	6.9
Real Estate	7.1
Commercial Services	7.7
Health Care - Services	9.2
Oil & Gas	18.1

Top Ten Country Exposure - % Investments

Value	Value
United Arab Emirates	1.2
Ireland	1.4
Brazil	1.5
Belgium	1.6
Mexico	1.7
Norway	3.1
Canada	4.8
United Kingdom	4.8
Sweden	4.9
United States	72.3

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2024

Class Y: SHOYX

SIM_Y 0824

American Beacon

The London Company Income Equity Fund

Class A: ABCAX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.06%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 9.34% (with sales charges) and 16.00% (without sales charges) for the twelve months ended August 31, 2024, compared to the S&P 500 Index return of 27.14% and the Russell 1000 Value Index return of 21.15%.

• Broad market performance during the period was primarily driven by momentum and growth factors with mega cap growth stocks benefiting.

• The Fund’s focus on quality companies generating high dividend income continued to face headwinds as volatility rallied and the ‘higher for longer’ interest rates regime remained in effect.

• The Fund's performance was positive in all sectors where it invested, except for Energy and Materials. The Fund's holdings in the Financials sector contributed almost half of the Fund's positive performance, while holdings in the Information Technology and Industrials sectors also contributed meaningfully.

• The S&P 500 Index TR has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from August 31, 2014 through August 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
08/2014	$9,428	$10,000	$10,000
09/2014	$9,363	$9,860	$9,794
10/2014	$9,633	$10,101	$10,014
11/2014	$9,922	$10,372	$10,219
12/2014	$9,908	$10,346	$10,281
01/2015	$9,769	$10,036	$9,870
02/2015	$10,262	$10,612	$10,348
03/2015	$10,077	$10,444	$10,207
04/2015	$10,185	$10,545	$10,303
05/2015	$10,254	$10,680	$10,426
06/2015	$9,987	$10,473	$10,218
07/2015	$10,080	$10,693	$10,263
08/2015	$9,495	$10,048	$9,652
09/2015	$9,355	$9,799	$9,360
10/2015	$10,095	$10,626	$10,067
11/2015	$10,057	$10,657	$10,105
12/2015	$9,798	$10,489	$9,888
01/2016	$9,519	$9,969	$9,377
02/2016	$9,531	$9,955	$9,375
03/2016	$10,027	$10,631	$10,050
04/2016	$10,003	$10,672	$10,261
05/2016	$10,186	$10,864	$10,420
06/2016	$10,480	$10,892	$10,511
07/2016	$10,706	$11,293	$10,816
08/2016	$10,647	$11,309	$10,899
09/2016	$10,474	$11,311	$10,876
10/2016	$10,212	$11,105	$10,708
11/2016	$10,617	$11,516	$11,320
12/2016	$10,836	$11,744	$11,603
01/2017	$11,012	$11,967	$11,685
02/2017	$11,391	$12,442	$12,105
03/2017	$11,332	$12,456	$11,982
04/2017	$11,375	$12,584	$11,959
05/2017	$11,489	$12,761	$11,948
06/2017	$11,499	$12,841	$12,143
07/2017	$11,494	$13,105	$12,304
08/2017	$11,524	$13,145	$12,161
09/2017	$11,729	$13,416	$12,521
10/2017	$11,744	$13,729	$12,612
11/2017	$12,070	$14,150	$12,998
12/2017	$12,360	$14,308	$13,188
01/2018	$12,877	$15,127	$13,698
02/2018	$12,325	$14,569	$13,044
03/2018	$12,001	$14,199	$12,814
04/2018	$11,927	$14,254	$12,857
05/2018	$12,216	$14,597	$12,933
06/2018	$12,129	$14,687	$12,965
07/2018	$12,796	$15,233	$13,478
08/2018	$13,184	$15,730	$13,677
09/2018	$13,310	$15,819	$13,704
10/2018	$12,689	$14,738	$12,995
11/2018	$13,049	$15,038	$13,383
12/2018	$11,909	$13,680	$12,098
01/2019	$12,633	$14,777	$13,039
02/2019	$13,226	$15,251	$13,456
03/2019	$13,495	$15,547	$13,542
04/2019	$13,948	$16,177	$14,022
05/2019	$13,096	$15,149	$13,120
06/2019	$13,823	$16,217	$14,062
07/2019	$13,938	$16,450	$14,179
08/2019	$13,769	$16,189	$13,762
09/2019	$14,083	$16,492	$14,253
10/2019	$14,324	$16,849	$14,452
11/2019	$14,738	$17,461	$14,899
12/2019	$15,217	$17,988	$15,309
01/2020	$14,964	$17,981	$14,979
02/2020	$13,484	$16,501	$13,529
03/2020	$12,017	$14,463	$11,217
04/2020	$13,187	$16,317	$12,478
05/2020	$13,813	$17,094	$12,905
06/2020	$13,933	$17,434	$12,820
07/2020	$14,755	$18,417	$13,326
08/2020	$15,620	$19,740	$13,877
09/2020	$15,300	$18,990	$13,537
10/2020	$14,639	$18,485	$13,359
11/2020	$16,046	$20,509	$15,156
12/2020	$16,485	$21,297	$15,737
01/2021	$16,258	$21,082	$15,592
02/2021	$16,450	$21,664	$16,535
03/2021	$17,622	$22,612	$17,508
04/2021	$18,279	$23,819	$18,208
05/2021	$18,775	$23,986	$18,633
06/2021	$18,844	$24,546	$18,420
07/2021	$19,038	$25,129	$18,567
08/2021	$19,376	$25,893	$18,935
09/2021	$18,379	$24,688	$18,276
10/2021	$19,674	$26,418	$19,204
11/2021	$19,413	$26,235	$18,527
12/2021	$20,710	$27,411	$19,696
01/2022	$19,940	$25,992	$19,237
02/2022	$19,159	$25,214	$19,014
03/2022	$20,184	$26,150	$19,551
04/2022	$18,992	$23,870	$18,448
05/2022	$19,082	$23,914	$18,807
06/2022	$17,706	$21,940	$17,163
07/2022	$18,768	$23,963	$18,302
08/2022	$18,120	$22,986	$17,756
09/2022	$16,556	$20,869	$16,199
10/2022	$17,754	$22,558	$17,860
11/2022	$18,928	$23,819	$18,976
12/2022	$18,191	$22,446	$18,211
01/2023	$18,877	$23,857	$19,155
02/2023	$18,075	$23,275	$18,480
03/2023	$18,430	$24,129	$18,395
04/2023	$18,605	$24,506	$18,672
05/2023	$17,825	$24,612	$17,952
06/2023	$18,792	$26,239	$19,144
07/2023	$19,231	$27,082	$19,817
08/2023	$18,643	$26,650	$19,282
09/2023	$17,696	$25,380	$18,538
10/2023	$17,287	$24,846	$17,884
11/2023	$18,494	$27,115	$19,233
12/2023	$19,120	$28,347	$20,299
01/2024	$19,129	$28,823	$20,320
02/2024	$19,679	$30,363	$21,069
03/2024	$20,210	$31,339	$22,123
04/2024	$19,354	$30,059	$21,178
05/2024	$19,972	$31,550	$21,849
06/2024	$19,843	$32,682	$21,644
07/2024	$20,721	$33,080	$22,750
08/2024	$21,625	$33,882	$23,360

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	16.00%	9.45%	8.66%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	9.34%	8.16%	8.02%
S&P 500® Index TR	27.14%	15.92%	12.98%
Russell 1000® Value Index	21.15%	11.16%	8.85%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$1,444,793,353
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Management Fees Paid	$9,951,543

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Berkshire Hathaway, Inc., Class B	5.0
Texas Instruments, Inc.	4.7
Philip Morris International, Inc.	4.5
Progressive Corp.	4.5
Air Products & Chemicals, Inc.	4.5
BlackRock, Inc.	4.3
Norfolk Southern Corp.	4.0
Lowe's Cos., Inc.	3.9
Microsoft Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Asset Allocation - % Investments

Value	Value
Common Stocks	94.6
Foreign Common Stocks	5.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	2.2
Real Estate	2.3
Energy	2.7
Materials	4.6
Communication Services	5.0
Consumer Discretionary	7.1
Health Care	7.2
Consumer Staples	11.6
Industrials	15.1
Information Technology	18.8
Financials	23.4

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2024

Class A: ABCAX

TLC_A 0824

American Beacon

The London Company Income Equity Fund

Class C: ABECX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.81%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 14.09% (with sales charges) and 15.09% (without sales charges) for the twelve months ended August 31, 2024, compared to the S&P 500 Index return of 27.14% and the Russell 1000 Value Index return of 21.15%.

• Broad market performance during the period was primarily driven by momentum and growth factors with mega cap growth stocks benefiting.

• The Fund’s focus on quality companies generating high dividend income continued to face headwinds as volatility rallied and the ‘higher for longer’ interest rates regime remained in effect.

• The Fund's performance was positive in all sectors where it invested, except for Energy and Materials. The Fund's holdings in the Financials sector contributed almost half of the Fund's positive performance, while holdings in the Information Technology and Industrials sectors also contributed meaningfully.

• The S&P 500 Index TR has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from August 31, 2014 through August 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
08/2014	$10,000	$10,000	$10,000
09/2014	$9,925	$9,860	$9,794
10/2014	$10,200	$10,101	$10,014
11/2014	$10,502	$10,372	$10,219
12/2014	$10,481	$10,346	$10,281
01/2015	$10,328	$10,036	$9,870
02/2015	$10,838	$10,612	$10,348
03/2015	$10,643	$10,444	$10,207
04/2015	$10,744	$10,545	$10,303
05/2015	$10,811	$10,680	$10,426
06/2015	$10,522	$10,473	$10,218
07/2015	$10,621	$10,693	$10,263
08/2015	$9,996	$10,048	$9,652
09/2015	$9,842	$9,799	$9,360
10/2015	$10,611	$10,626	$10,067
11/2015	$10,573	$10,657	$10,105
12/2015	$10,285	$10,489	$9,888
01/2016	$9,985	$9,969	$9,377
02/2016	$9,992	$9,955	$9,375
03/2016	$10,509	$10,631	$10,050
04/2016	$10,478	$10,672	$10,261
05/2016	$10,664	$10,864	$10,420
06/2016	$10,968	$10,892	$10,511
07/2016	$11,191	$11,293	$10,816
08/2016	$11,125	$11,309	$10,899
09/2016	$10,936	$11,311	$10,876
10/2016	$10,654	$11,105	$10,708
11/2016	$11,072	$11,516	$11,320
12/2016	$11,296	$11,744	$11,603
01/2017	$11,472	$11,967	$11,685
02/2017	$11,863	$12,442	$12,105
03/2017	$11,794	$12,456	$11,982
04/2017	$11,824	$12,584	$11,959
05/2017	$11,944	$12,761	$11,948
06/2017	$11,946	$12,841	$12,143
07/2017	$11,926	$13,105	$12,304
08/2017	$11,950	$13,145	$12,161
09/2017	$12,156	$13,416	$12,521
10/2017	$12,164	$13,729	$12,612
11/2017	$12,488	$14,150	$12,998
12/2017	$12,783	$14,308	$13,188
01/2018	$13,304	$15,127	$13,698
02/2018	$12,729	$14,569	$13,044
03/2018	$12,392	$14,199	$12,814
04/2018	$12,307	$14,254	$12,857
05/2018	$12,595	$14,597	$12,933
06/2018	$12,504	$14,687	$12,965
07/2018	$13,171	$15,233	$13,478
08/2018	$13,567	$15,730	$13,677
09/2018	$13,688	$15,819	$13,704
10/2018	$13,045	$14,738	$12,995
11/2018	$13,403	$15,038	$13,383
12/2018	$12,224	$13,680	$12,098
01/2019	$12,956	$14,777	$13,039
02/2019	$13,553	$15,251	$13,456
03/2019	$13,823	$15,547	$13,542
04/2019	$14,282	$16,177	$14,022
05/2019	$13,401	$15,149	$13,120
06/2019	$14,134	$16,217	$14,062
07/2019	$14,243	$16,450	$14,179
08/2019	$14,060	$16,189	$13,762
09/2019	$14,375	$16,492	$14,253
10/2019	$14,605	$16,849	$14,452
11/2019	$15,021	$17,461	$14,899
12/2019	$15,502	$17,988	$15,309
01/2020	$15,226	$17,981	$14,979
02/2020	$13,722	$16,501	$13,529
03/2020	$12,218	$14,463	$11,217
04/2020	$13,399	$16,317	$12,478
05/2020	$14,024	$17,094	$12,905
06/2020	$14,138	$17,434	$12,820
07/2020	$14,961	$18,417	$13,326
08/2020	$15,830	$19,740	$13,877
09/2020	$15,493	$18,990	$13,537
10/2020	$14,817	$18,485	$13,359
11/2020	$16,227	$20,509	$15,156
12/2020	$16,662	$21,297	$15,737
01/2021	$16,422	$21,082	$15,592
02/2021	$16,607	$21,664	$16,535
03/2021	$17,780	$22,612	$17,508
04/2021	$18,428	$23,819	$18,208
05/2021	$18,921	$23,986	$18,633
06/2021	$18,978	$24,546	$18,420
07/2021	$19,156	$25,129	$18,567
08/2021	$19,494	$25,893	$18,935
09/2021	$18,480	$24,688	$18,276
10/2021	$19,764	$26,418	$19,204
11/2021	$19,497	$26,235	$18,527
12/2021	$20,776	$27,411	$19,696
01/2022	$19,989	$25,992	$19,237
02/2022	$19,204	$25,214	$19,014
03/2022	$20,219	$26,150	$19,551
04/2022	$19,004	$23,870	$18,448
05/2022	$19,091	$23,914	$18,807
06/2022	$17,701	$21,940	$17,163
07/2022	$18,751	$23,963	$18,302
08/2022	$18,086	$22,986	$17,756
09/2022	$16,518	$20,869	$16,199
10/2022	$17,703	$22,558	$17,860
11/2022	$18,863	$23,819	$18,976
12/2022	$18,110	$22,446	$18,211
01/2023	$18,790	$23,857	$19,155
02/2023	$17,982	$23,275	$18,480
03/2023	$18,328	$24,129	$18,395
04/2023	$18,482	$24,506	$18,672
05/2023	$17,698	$24,612	$17,952
06/2023	$18,645	$26,239	$19,144
07/2023	$19,074	$27,082	$19,817
08/2023	$18,482	$26,650	$19,282
09/2023	$17,534	$25,380	$18,538
10/2023	$17,105	$24,846	$17,884
11/2023	$18,290	$27,115	$19,233
12/2023	$18,901	$28,347	$20,299
01/2024	$18,901	$28,823	$20,320
02/2024	$19,437	$30,363	$21,069
03/2024	$19,944	$31,339	$22,123
04/2024	$19,080	$30,059	$21,178
05/2024	$19,690	$31,550	$21,849
06/2024	$19,539	$32,682	$21,644
07/2024	$20,396	$33,080	$22,750
08/2024	$21,271	$33,882	$23,360

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	15.09%	8.63%	7.84%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	14.09%	8.63%	7.84%
S&P 500® Index TR	27.14%	15.92%	12.98%
Russell 1000® Value Index	21.15%	11.16%	8.85%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$1,444,793,353
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Management Fees Paid	$9,951,543

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Berkshire Hathaway, Inc., Class B	5.0
Texas Instruments, Inc.	4.7
Philip Morris International, Inc.	4.5
Progressive Corp.	4.5
Air Products & Chemicals, Inc.	4.5
BlackRock, Inc.	4.3
Norfolk Southern Corp.	4.0
Lowe's Cos., Inc.	3.9
Microsoft Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Asset Allocation - % Investments

Value	Value
Common Stocks	94.6
Foreign Common Stocks	5.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	2.2
Real Estate	2.3
Energy	2.7
Materials	4.6
Communication Services	5.0
Consumer Discretionary	7.1
Health Care	7.2
Consumer Staples	11.6
Industrials	15.1
Information Technology	18.8
Financials	23.4

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2024

Class C: ABECX

TLC_C 0824

American Beacon

The London Company Income Equity Fund

Investor Class: ABCVX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$113	1.05%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 15.97% for the twelve months ended August 31, 2024, compared to the S&P 500 Index return of 27.14% and the Russell 1000 Value Index return of 21.15%.

• Broad market performance during the period was primarily driven by momentum and growth factors with mega cap growth stocks benefiting.

• The Fund’s focus on quality companies generating high dividend income continued to face headwinds as volatility rallied and the ‘higher for longer’ interest rates regime remained in effect.

• The Fund's performance was positive in all sectors where it invested, except for Energy and Materials. The Fund's holdings in the Financials sector contributed almost half of the Fund's positive performance, while holdings in the Information Technology and Industrials sectors also contributed meaningfully.

• The S&P 500 Index TR has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from August 31, 2014 through August 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Russell 1000® Value Index
08/2014	$10,000	$10,000	$10,000
09/2014	$9,925	$9,860	$9,794
10/2014	$10,218	$10,101	$10,014
11/2014	$10,523	$10,372	$10,219
12/2014	$10,510	$10,346	$10,281
01/2015	$10,364	$10,036	$9,870
02/2015	$10,878	$10,612	$10,348
03/2015	$10,686	$10,444	$10,207
04/2015	$10,799	$10,545	$10,303
05/2015	$10,880	$10,680	$10,426
06/2015	$10,592	$10,473	$10,218
07/2015	$10,690	$10,693	$10,263
08/2015	$10,071	$10,048	$9,652
09/2015	$9,917	$9,799	$9,360
10/2015	$10,705	$10,626	$10,067
11/2015	$10,674	$10,657	$10,105
12/2015	$10,393	$10,489	$9,888
01/2016	$10,092	$9,969	$9,377
02/2016	$10,113	$9,955	$9,375
03/2016	$10,636	$10,631	$10,050
04/2016	$10,611	$10,672	$10,261
05/2016	$10,812	$10,864	$10,420
06/2016	$11,123	$10,892	$10,511
07/2016	$11,362	$11,293	$10,816
08/2016	$11,293	$11,309	$10,899
09/2016	$11,118	$11,311	$10,876
10/2016	$10,835	$11,105	$10,708
11/2016	$11,270	$11,516	$11,320
12/2016	$11,503	$11,744	$11,603
01/2017	$11,688	$11,967	$11,685
02/2017	$12,097	$12,442	$12,105
03/2017	$12,027	$12,456	$11,982
04/2017	$12,074	$12,584	$11,959
05/2017	$12,202	$12,761	$11,948
06/2017	$12,213	$12,841	$12,143
07/2017	$12,201	$13,105	$12,304
08/2017	$12,233	$13,145	$12,161
09/2017	$12,450	$13,416	$12,521
10/2017	$12,474	$13,729	$12,612
11/2017	$12,813	$14,150	$12,998
12/2017	$13,120	$14,308	$13,188
01/2018	$13,672	$15,127	$13,698
02/2018	$13,089	$14,569	$13,044
03/2018	$12,746	$14,199	$12,814
04/2018	$12,669	$14,254	$12,857
05/2018	$12,974	$14,597	$12,933
06/2018	$12,879	$14,687	$12,965
07/2018	$13,582	$15,233	$13,478
08/2018	$13,992	$15,730	$13,677
09/2018	$14,124	$15,819	$13,704
10/2018	$13,469	$14,738	$12,995
11/2018	$13,856	$15,038	$13,383
12/2018	$12,639	$13,680	$12,098
01/2019	$13,411	$14,777	$13,039
02/2019	$14,036	$15,251	$13,456
03/2019	$14,327	$15,547	$13,542
04/2019	$14,806	$16,177	$14,022
05/2019	$13,906	$15,149	$13,120
06/2019	$14,673	$16,217	$14,062
07/2019	$14,794	$16,450	$14,179
08/2019	$14,615	$16,189	$13,762
09/2019	$14,954	$16,492	$14,253
10/2019	$15,200	$16,849	$14,452
11/2019	$15,645	$17,461	$14,899
12/2019	$16,157	$17,988	$15,309
01/2020	$15,873	$17,981	$14,979
02/2020	$14,312	$16,501	$13,529
03/2020	$12,748	$14,463	$11,217
04/2020	$13,998	$16,317	$12,478
05/2020	$14,660	$17,094	$12,905
06/2020	$14,786	$17,434	$12,820
07/2020	$15,652	$18,417	$13,326
08/2020	$16,571	$19,740	$13,877
09/2020	$16,233	$18,990	$13,537
10/2020	$15,536	$18,485	$13,359
11/2020	$17,028	$20,509	$15,156
12/2020	$17,498	$21,297	$15,737
01/2021	$17,251	$21,082	$15,592
02/2021	$17,452	$21,664	$16,535
03/2021	$18,705	$22,612	$17,508
04/2021	$19,397	$23,819	$18,208
05/2021	$19,919	$23,986	$18,633
06/2021	$19,991	$24,546	$18,420
07/2021	$20,196	$25,129	$18,567
08/2021	$20,559	$25,893	$18,935
09/2021	$19,500	$24,688	$18,276
10/2021	$20,873	$26,418	$19,204
11/2021	$20,597	$26,235	$18,527
12/2021	$21,973	$27,411	$19,696
01/2022	$21,152	$25,992	$19,237
02/2022	$20,329	$25,214	$19,014
03/2022	$21,417	$26,150	$19,551
04/2022	$20,144	$23,870	$18,448
05/2022	$20,247	$23,914	$18,807
06/2022	$18,788	$21,940	$17,163
07/2022	$19,916	$23,963	$18,302
08/2022	$19,214	$22,986	$17,756
09/2022	$17,566	$20,869	$16,199
10/2022	$18,838	$22,558	$17,860
11/2022	$20,074	$23,819	$18,976
12/2022	$19,297	$22,446	$18,211
01/2023	$20,020	$23,857	$19,155
02/2023	$19,175	$23,275	$18,480
03/2023	$19,549	$24,129	$18,395
04/2023	$19,731	$24,506	$18,672
05/2023	$18,910	$24,612	$17,952
06/2023	$19,928	$26,239	$19,144
07/2023	$20,400	$27,082	$19,817
08/2023	$19,781	$26,650	$19,282
09/2023	$18,774	$25,380	$18,538
10/2023	$18,334	$24,846	$17,884
11/2023	$19,615	$27,115	$19,233
12/2023	$20,285	$28,347	$20,299
01/2024	$20,294	$28,823	$20,320
02/2024	$20,882	$30,363	$21,069
03/2024	$21,432	$31,339	$22,123
04/2024	$20,531	$30,059	$21,178
05/2024	$21,191	$31,550	$21,849
06/2024	$21,044	$32,682	$21,644
07/2024	$21,979	$33,080	$22,750
08/2024	$22,940	$33,882	$23,360

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	15.97%	9.44%	8.66%
S&P 500® Index TR	27.14%	15.92%	12.98%
Russell 1000® Value Index	21.15%	11.16%	8.85%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$1,444,793,353
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Management Fees Paid	$9,951,543

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Berkshire Hathaway, Inc., Class B	5.0
Texas Instruments, Inc.	4.7
Philip Morris International, Inc.	4.5
Progressive Corp.	4.5
Air Products & Chemicals, Inc.	4.5
BlackRock, Inc.	4.3
Norfolk Southern Corp.	4.0
Lowe's Cos., Inc.	3.9
Microsoft Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Asset Allocation - % Investments

Value	Value
Common Stocks	94.6
Foreign Common Stocks	5.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	2.2
Real Estate	2.3
Energy	2.7
Materials	4.6
Communication Services	5.0
Consumer Discretionary	7.1
Health Care	7.2
Consumer Staples	11.6
Industrials	15.1
Information Technology	18.8
Financials	23.4

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2024

Investor Class: ABCVX

TLC_Investor 0824

American Beacon

The London Company Income Equity Fund

Class R5: ABCIX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$81	0.75%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 16.29% for the twelve months ended August 31, 2024, compared to the S&P 500 Index return of 27.14% and the Russell 1000 Value Index return of 21.15%.

• Broad market performance during the period was primarily driven by momentum and growth factors with mega cap growth stocks benefiting.

• The Fund’s focus on quality companies generating high dividend income continued to face headwinds as volatility rallied and the ‘higher for longer’ interest rates regime remained in effect.

• The Fund's performance was positive in all sectors where it invested, except for Energy and Materials. The Fund's holdings in the Financials sector contributed almost half of the Fund's positive performance, while holdings in the Information Technology and Industrials sectors also contributed meaningfully.

• The S&P 500 Index TR has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from August 31, 2014 through August 31, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Russell 1000® Value Index
08/2014	$250,000	$250,000	$250,000
09/2014	$248,388	$246,494	$244,843
10/2014	$255,746	$252,515	$250,344
11/2014	$263,426	$259,306	$255,469
12/2014	$263,133	$258,653	$257,037
01/2015	$259,547	$250,888	$246,762
02/2015	$272,617	$265,307	$258,703
03/2015	$267,817	$261,111	$255,181
04/2015	$270,748	$263,617	$257,567
05/2015	$272,833	$267,006	$260,662
06/2015	$265,710	$261,837	$255,457
07/2015	$268,226	$267,323	$256,577
08/2015	$252,690	$251,195	$241,297
09/2015	$249,080	$244,979	$234,012
10/2015	$268,877	$265,644	$251,669
11/2015	$268,164	$266,434	$252,632
12/2015	$261,205	$262,232	$247,199
01/2016	$253,741	$249,219	$234,426
02/2016	$254,134	$248,883	$234,366
03/2016	$267,439	$265,766	$251,249
04/2016	$266,893	$266,797	$256,527
05/2016	$271,994	$271,588	$260,511
06/2016	$279,866	$272,292	$262,764
07/2016	$285,927	$282,331	$270,393
08/2016	$284,456	$282,728	$272,478
09/2016	$279,974	$282,780	$271,910
10/2016	$272,939	$277,622	$267,702
11/2016	$283,938	$287,904	$282,992
12/2016	$289,856	$293,595	$290,064
01/2017	$294,790	$299,163	$292,131
02/2017	$304,960	$311,042	$302,628
03/2017	$303,477	$311,405	$299,545
04/2017	$304,535	$314,603	$298,983
05/2017	$308,009	$319,030	$298,690
06/2017	$308,365	$321,021	$303,573
07/2017	$308,138	$327,622	$307,608
08/2017	$309,043	$328,626	$304,024
09/2017	$314,586	$335,404	$313,029
10/2017	$315,267	$343,231	$315,302
11/2017	$324,055	$353,758	$324,957
12/2017	$331,877	$357,691	$329,700
01/2018	$345,680	$378,170	$342,447
02/2018	$331,076	$364,232	$326,095
03/2018	$322,545	$354,976	$320,358
04/2018	$320,678	$356,338	$321,416
05/2018	$328,462	$364,919	$323,324
06/2018	$326,166	$367,165	$324,125
07/2018	$343,985	$380,829	$336,953
08/2018	$354,626	$393,238	$341,934
09/2018	$358,057	$395,477	$342,612
10/2018	$341,605	$368,446	$324,871
11/2018	$351,297	$375,954	$334,570
12/2018	$320,735	$342,009	$302,443
01/2019	$340,442	$369,416	$325,983
02/2019	$356,345	$381,277	$336,399
03/2019	$363,801	$388,686	$338,538
04/2019	$376,001	$404,424	$350,546
05/2019	$353,326	$378,723	$328,007
06/2019	$372,850	$405,415	$351,553
07/2019	$376,009	$411,241	$354,467
08/2019	$371,589	$404,727	$344,044
09/2019	$380,292	$412,300	$356,318
10/2019	$386,825	$421,230	$361,299
11/2019	$397,995	$436,520	$372,469
12/2019	$411,203	$449,695	$382,715
01/2020	$404,218	$449,519	$374,482
02/2020	$364,513	$412,515	$338,215
03/2020	$324,940	$361,564	$280,416
04/2020	$356,764	$407,914	$311,940
05/2020	$373,614	$427,342	$322,630
06/2020	$376,911	$435,841	$320,489
07/2020	$399,233	$460,416	$333,159
08/2020	$422,902	$493,511	$346,935
09/2020	$414,194	$474,759	$338,413
10/2020	$396,368	$462,133	$333,965
11/2020	$434,835	$512,720	$378,888
12/2020	$446,806	$532,434	$393,415
01/2021	$440,732	$527,058	$389,812
02/2021	$445,985	$541,592	$413,369
03/2021	$477,977	$565,311	$437,694
04/2021	$495,699	$595,481	$455,198
05/2021	$509,352	$599,640	$465,824
06/2021	$511,331	$613,639	$460,489
07/2021	$516,686	$628,216	$464,170
08/2021	$526,092	$647,317	$473,375
09/2021	$499,231	$617,210	$456,898
10/2021	$534,614	$660,453	$480,098
11/2021	$527,493	$655,877	$463,179
12/2021	$562,859	$685,271	$492,399
01/2022	$541,935	$649,810	$480,929
02/2022	$521,061	$630,354	$475,349
03/2022	$548,983	$653,759	$488,767
04/2022	$516,600	$596,750	$461,199
05/2022	$519,382	$597,844	$470,165
06/2022	$482,037	$548,496	$429,085
07/2022	$510,980	$599,070	$457,539
08/2022	$493,404	$574,639	$443,906
09/2022	$450,953	$521,715	$404,982
10/2022	$483,821	$563,954	$446,504
11/2022	$515,796	$595,470	$474,407
12/2022	$495,950	$561,162	$455,283
01/2023	$514,692	$596,422	$478,876
02/2023	$493,197	$581,870	$461,991
03/2023	$502,899	$603,233	$459,864
04/2023	$507,728	$612,649	$466,792
05/2023	$486,570	$615,312	$448,789
06/2023	$513,034	$655,969	$478,601
07/2023	$525,267	$677,042	$495,431
08/2023	$509,521	$666,262	$482,056
09/2023	$483,599	$634,496	$463,454
10/2023	$472,447	$621,155	$447,102
11/2023	$505,679	$677,882	$480,836
12/2023	$523,080	$708,679	$507,471
01/2024	$523,327	$720,587	$507,996
02/2024	$538,564	$759,064	$526,736
03/2024	$553,053	$783,486	$553,070
04/2024	$529,806	$751,485	$529,445
05/2024	$547,143	$788,747	$546,229
06/2024	$543,521	$817,049	$541,091
07/2024	$567,672	$826,994	$568,752
08/2024	$592,546	$847,055	$584,009

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R5Footnote Reference1	16.29%	9.78%	9.01%
S&P 500® Index TR	27.14%	15.92%	12.98%
Russell 1000® Value Index	21.15%	11.16%	8.85%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$1,444,793,353
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Management Fees Paid	$9,951,543

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Berkshire Hathaway, Inc., Class B	5.0
Texas Instruments, Inc.	4.7
Philip Morris International, Inc.	4.5
Progressive Corp.	4.5
Air Products & Chemicals, Inc.	4.5
BlackRock, Inc.	4.3
Norfolk Southern Corp.	4.0
Lowe's Cos., Inc.	3.9
Microsoft Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Asset Allocation - % Investments

Value	Value
Common Stocks	94.6
Foreign Common Stocks	5.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	2.2
Real Estate	2.3
Energy	2.7
Materials	4.6
Communication Services	5.0
Consumer Discretionary	7.1
Health Care	7.2
Consumer Staples	11.6
Industrials	15.1
Information Technology	18.8
Financials	23.4

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2024

Class R5: ABCIX

TLC_R5 0824

American Beacon

The London Company Income Equity Fund

Class R6: ABCRX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$77	0.71%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 16.52% for the twelve months ended August 31, 2024, compared to the S&P 500 Index return of 27.14% and the Russell 1000 Value Index return of 21.15%.

• Broad market performance during the period was primarily driven by momentum and growth factors with mega cap growth stocks benefiting.

• The Fund’s focus on quality companies generating high dividend income continued to face headwinds as volatility rallied and the ‘higher for longer’ interest rates regime remained in effect.

• The Fund's performance was positive in all sectors where it invested, except for Energy and Materials. The Fund's holdings in the Financials sector contributed almost half of the Fund's positive performance, while holdings in the Information Technology and Industrials sectors also contributed meaningfully.

• The S&P 500 Index TR has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from August 31, 2014 through August 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR	Russell 1000® Value Index
08/2014	$10,000	$10,000	$10,000
09/2014	$9,936	$9,860	$9,794
10/2014	$10,230	$10,101	$10,014
11/2014	$10,537	$10,372	$10,219
12/2014	$10,525	$10,346	$10,281
01/2015	$10,382	$10,036	$9,870
02/2015	$10,905	$10,612	$10,348
03/2015	$10,713	$10,444	$10,207
04/2015	$10,830	$10,545	$10,303
05/2015	$10,913	$10,680	$10,426
06/2015	$10,628	$10,473	$10,218
07/2015	$10,729	$10,693	$10,263
08/2015	$10,108	$10,048	$9,652
09/2015	$9,963	$9,799	$9,360
10/2015	$10,755	$10,626	$10,067
11/2015	$10,727	$10,657	$10,105
12/2015	$10,448	$10,489	$9,888
01/2016	$10,150	$9,969	$9,377
02/2016	$10,165	$9,955	$9,375
03/2016	$10,698	$10,631	$10,050
04/2016	$10,676	$10,672	$10,261
05/2016	$10,880	$10,864	$10,420
06/2016	$11,195	$10,892	$10,511
07/2016	$11,437	$11,293	$10,816
08/2016	$11,378	$11,309	$10,899
09/2016	$11,199	$11,311	$10,876
10/2016	$10,917	$11,105	$10,708
11/2016	$11,357	$11,516	$11,320
12/2016	$11,594	$11,744	$11,603
01/2017	$11,792	$11,967	$11,685
02/2017	$12,198	$12,442	$12,105
03/2017	$12,139	$12,456	$11,982
04/2017	$12,181	$12,584	$11,959
05/2017	$12,320	$12,761	$11,948
06/2017	$12,335	$12,841	$12,143
07/2017	$12,325	$13,105	$12,304
08/2017	$12,362	$13,145	$12,161
09/2017	$12,583	$13,416	$12,521
10/2017	$12,611	$13,729	$12,612
11/2017	$12,962	$14,150	$12,998
12/2017	$13,275	$14,308	$13,188
01/2018	$13,827	$15,127	$13,698
02/2018	$13,243	$14,569	$13,044
03/2018	$12,902	$14,199	$12,814
04/2018	$12,827	$14,254	$12,857
05/2018	$13,138	$14,597	$12,933
06/2018	$13,047	$14,687	$12,965
07/2018	$13,759	$15,233	$13,478
08/2018	$14,185	$15,730	$13,677
09/2018	$14,322	$15,819	$13,704
10/2018	$13,664	$14,738	$12,995
11/2018	$14,052	$15,038	$13,383
12/2018	$12,829	$13,680	$12,098
01/2019	$13,618	$14,777	$13,039
02/2019	$14,254	$15,251	$13,456
03/2019	$14,552	$15,547	$13,542
04/2019	$15,040	$16,177	$14,022
05/2019	$14,133	$15,149	$13,120
06/2019	$14,914	$16,217	$14,062
07/2019	$15,040	$16,450	$14,179
08/2019	$14,863	$16,189	$13,762
09/2019	$15,212	$16,492	$14,253
10/2019	$15,473	$16,849	$14,452
11/2019	$15,920	$17,461	$14,899
12/2019	$16,448	$17,988	$15,309
01/2020	$16,169	$17,981	$14,979
02/2020	$14,580	$16,501	$13,529
03/2020	$12,997	$14,463	$11,217
04/2020	$14,270	$16,317	$12,478
05/2020	$14,944	$17,094	$12,905
06/2020	$15,076	$17,434	$12,820
07/2020	$15,969	$18,417	$13,326
08/2020	$16,907	$19,740	$13,877
09/2020	$16,568	$18,990	$13,537
10/2020	$15,855	$18,485	$13,359
11/2020	$17,386	$20,509	$15,156
12/2020	$17,874	$21,297	$15,737
01/2021	$17,631	$21,082	$15,592
02/2021	$17,842	$21,664	$16,535
03/2021	$19,122	$22,612	$17,508
04/2021	$19,841	$23,819	$18,208
05/2021	$20,388	$23,986	$18,633
06/2021	$20,476	$24,546	$18,420
07/2021	$20,694	$25,129	$18,567
08/2021	$21,070	$25,893	$18,935
09/2021	$19,989	$24,688	$18,276
10/2021	$21,403	$26,418	$19,204
11/2021	$21,128	$26,235	$18,527
12/2021	$22,541	$27,411	$19,696
01/2022	$21,705	$25,992	$19,237
02/2022	$20,863	$25,214	$19,014
03/2022	$21,988	$26,150	$19,551
04/2022	$20,685	$23,870	$18,448
05/2022	$20,797	$23,914	$18,807
06/2022	$19,306	$21,940	$17,163
07/2022	$20,472	$23,963	$18,302
08/2022	$19,761	$22,986	$17,756
09/2022	$18,064	$20,869	$16,199
10/2022	$19,377	$22,558	$17,860
11/2022	$20,665	$23,819	$18,976
12/2022	$19,863	$22,446	$18,211
01/2023	$20,621	$23,857	$19,155
02/2023	$19,753	$23,275	$18,480
03/2023	$20,151	$24,129	$18,395
04/2023	$20,335	$24,506	$18,672
05/2023	$19,499	$24,612	$17,952
06/2023	$20,557	$26,239	$19,144
07/2023	$21,047	$27,082	$19,817
08/2023	$20,408	$26,650	$19,282
09/2023	$19,383	$25,380	$18,538
10/2023	$18,928	$24,846	$17,884
11/2023	$20,286	$27,115	$19,233
12/2023	$20,980	$28,347	$20,299
01/2024	$20,999	$28,823	$20,320
02/2024	$21,609	$30,363	$21,069
03/2024	$22,198	$31,339	$22,123
04/2024	$21,260	$30,059	$21,178
05/2024	$21,953	$31,550	$21,849
06/2024	$21,809	$32,682	$21,644
07/2024	$22,785	$33,080	$22,750
08/2024	$23,780	$33,882	$23,360

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	16.52%	9.85%	9.05%
S&P 500® Index TR	27.14%	15.92%	12.98%
Russell 1000® Value Index	21.15%	11.16%	8.85%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$1,444,793,353
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Management Fees Paid	$9,951,543

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Berkshire Hathaway, Inc., Class B	5.0
Texas Instruments, Inc.	4.7
Philip Morris International, Inc.	4.5
Progressive Corp.	4.5
Air Products & Chemicals, Inc.	4.5
BlackRock, Inc.	4.3
Norfolk Southern Corp.	4.0
Lowe's Cos., Inc.	3.9
Microsoft Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Asset Allocation - % Investments

Value	Value
Common Stocks	94.6
Foreign Common Stocks	5.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	2.2
Real Estate	2.3
Energy	2.7
Materials	4.6
Communication Services	5.0
Consumer Discretionary	7.1
Health Care	7.2
Consumer Staples	11.6
Industrials	15.1
Information Technology	18.8
Financials	23.4

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2024

Class R6: ABCRX

TLC_R6 0824

American Beacon

The London Company Income Equity Fund

Class Y: ABCYX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$88	0.81%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 16.29% for the twelve months ended August 31, 2024, compared to the S&P 500 Index return of 27.14% and the Russell 1000 Value Index return of 21.15%.

• Broad market performance during the period was primarily driven by momentum and growth factors with mega cap growth stocks benefiting.

• The Fund’s focus on quality companies generating high dividend income continued to face headwinds as volatility rallied and the ‘higher for longer’ interest rates regime remained in effect.

• The Fund's performance was positive in all sectors where it invested, except for Energy and Materials. The Fund's holdings in the Financials sector contributed almost half of the Fund's positive performance, while holdings in the Information Technology and Industrials sectors also contributed meaningfully.

• The S&P 500 Index TR has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from August 31, 2014 through August 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Y	S&P 500® Index TR	Russell 1000® Value Index
08/2014	$100,000	$100,000	$100,000
09/2014	$99,346	$98,598	$97,937
10/2014	$102,223	$101,006	$100,137
11/2014	$105,302	$103,722	$102,188
12/2014	$105,178	$103,461	$102,815
01/2015	$103,735	$100,355	$98,705
02/2015	$108,978	$106,123	$103,481
03/2015	$107,112	$104,445	$102,072
04/2015	$108,207	$105,447	$103,027
05/2015	$109,044	$106,803	$104,265
06/2015	$106,176	$104,735	$102,183
07/2015	$107,255	$106,929	$102,631
08/2015	$101,028	$100,478	$96,519
09/2015	$99,574	$97,992	$93,605
10/2015	$107,440	$106,258	$100,667
11/2015	$107,151	$106,574	$101,053
12/2015	$104,351	$104,893	$98,880
01/2016	$101,349	$99,688	$93,770
02/2016	$101,576	$99,553	$93,747
03/2016	$106,859	$106,307	$100,500
04/2016	$106,635	$106,719	$102,611
05/2016	$108,675	$108,635	$104,204
06/2016	$111,829	$108,917	$105,106
07/2016	$114,255	$112,932	$108,157
08/2016	$113,580	$113,091	$108,991
09/2016	$111,847	$113,112	$108,764
10/2016	$109,014	$111,049	$107,081
11/2016	$113,419	$115,162	$113,197
12/2016	$115,785	$117,438	$116,026
01/2017	$117,679	$119,665	$116,852
02/2017	$121,750	$124,417	$121,051
03/2017	$121,146	$124,562	$119,818
04/2017	$121,636	$125,841	$119,593
05/2017	$122,884	$127,612	$119,476
06/2017	$123,019	$128,409	$121,429
07/2017	$122,997	$131,049	$123,043
08/2017	$123,352	$131,450	$121,610
09/2017	$125,567	$134,162	$125,212
10/2017	$125,758	$137,292	$126,121
11/2017	$129,276	$141,503	$129,983
12/2017	$132,407	$143,076	$131,880
01/2018	$137,936	$151,268	$136,979
02/2018	$132,072	$145,693	$130,438
03/2018	$128,644	$141,990	$128,143
04/2018	$127,887	$142,535	$128,566
05/2018	$131,001	$145,968	$129,330
06/2018	$130,152	$146,866	$129,650
07/2018	$137,211	$152,332	$134,781
08/2018	$141,470	$157,295	$136,773
09/2018	$142,837	$158,191	$137,045
10/2018	$136,235	$147,378	$129,948
11/2018	$140,112	$150,382	$133,828
12/2018	$127,925	$136,804	$120,977
01/2019	$135,744	$147,766	$130,393
02/2019	$142,112	$152,511	$134,560
03/2019	$145,012	$155,474	$135,415
04/2019	$149,894	$161,770	$140,218
05/2019	$140,798	$151,489	$131,203
06/2019	$148,614	$162,166	$140,621
07/2019	$149,954	$164,496	$141,787
08/2019	$148,093	$161,891	$137,618
09/2019	$151,572	$164,920	$142,527
10/2019	$154,100	$168,492	$144,520
11/2019	$158,648	$174,608	$148,988
12/2019	$163,841	$179,878	$153,086
01/2020	$161,130	$179,808	$149,793
02/2020	$145,208	$165,006	$135,286
03/2020	$129,428	$144,626	$112,166
04/2020	$142,084	$163,166	$124,776
05/2020	$148,830	$170,937	$129,052
06/2020	$150,230	$174,336	$128,195
07/2020	$159,078	$184,166	$133,263
08/2020	$168,377	$197,404	$138,774
09/2020	$164,968	$189,904	$135,365
10/2020	$157,907	$184,853	$133,586
11/2020	$173,130	$205,088	$151,555
12/2020	$177,908	$212,973	$157,366
01/2021	$175,475	$210,823	$155,925
02/2021	$177,570	$216,637	$165,348
03/2021	$190,286	$226,124	$175,077
04/2021	$197,376	$238,192	$182,079
05/2021	$202,834	$239,856	$186,330
06/2021	$203,616	$245,455	$184,196
07/2021	$205,750	$251,286	$185,668
08/2021	$209,506	$258,927	$189,350
09/2021	$198,738	$246,884	$182,759
10/2021	$212,806	$264,181	$192,039
11/2021	$210,035	$262,351	$185,272
12/2021	$223,995	$274,108	$196,960
01/2022	$215,709	$259,924	$192,372
02/2022	$207,341	$252,142	$190,139
03/2022	$218,510	$261,503	$195,507
04/2022	$205,628	$238,700	$184,480
05/2022	$206,639	$239,138	$188,066
06/2022	$191,771	$219,398	$171,634
07/2022	$203,346	$239,628	$183,016
08/2022	$196,300	$229,855	$177,563
09/2022	$179,390	$208,686	$161,993
10/2022	$192,441	$225,582	$178,602
11/2022	$205,229	$238,188	$189,763
12/2022	$197,263	$224,465	$182,113
01/2023	$204,765	$238,569	$191,550
02/2023	$196,151	$232,748	$184,797
03/2023	$200,024	$241,293	$183,946
04/2023	$201,849	$245,059	$186,717
05/2023	$193,565	$246,125	$179,516
06/2023	$204,047	$262,387	$191,440
07/2023	$208,835	$270,817	$198,172
08/2023	$202,522	$266,505	$192,822
09/2023	$192,334	$253,798	$185,382
10/2023	$187,861	$248,462	$178,841
11/2023	$201,048	$271,153	$192,334
12/2023	$207,892	$283,471	$202,988
01/2024	$207,991	$288,235	$203,198
02/2024	$214,075	$303,625	$210,694
03/2024	$219,861	$313,394	$221,228
04/2024	$210,549	$300,594	$211,778
05/2024	$217,375	$315,499	$218,492
06/2024	$216,016	$326,820	$216,436
07/2024	$225,566	$330,798	$227,501
08/2024	$235,504	$338,822	$233,604

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class YFootnote Reference1	16.29%	9.72%	8.94%
S&P 500® Index TR	27.14%	15.92%	12.98%
Russell 1000® Value Index	21.15%	11.16%	8.85%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$1,444,793,353
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Management Fees Paid	$9,951,543

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Berkshire Hathaway, Inc., Class B	5.0
Texas Instruments, Inc.	4.7
Philip Morris International, Inc.	4.5
Progressive Corp.	4.5
Air Products & Chemicals, Inc.	4.5
BlackRock, Inc.	4.3
Norfolk Southern Corp.	4.0
Lowe's Cos., Inc.	3.9
Microsoft Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Asset Allocation - % Investments

Value	Value
Common Stocks	94.6
Foreign Common Stocks	5.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	2.2
Real Estate	2.3
Energy	2.7
Materials	4.6
Communication Services	5.0
Consumer Discretionary	7.1
Health Care	7.2
Consumer Staples	11.6
Industrials	15.1
Information Technology	18.8
Financials	23.4

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2024

Class Y: ABCYX

TLC_Y 0824

Item 2. Code of Ethics

The registrant adopted a code of ethics (the “Code”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant amended the Code on June 14, 2024 to update the name of the Principal Executive Officer. The registrant has not granted any waivers from the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees of the Trust has determined that Claudia Holz, a member of the Trust’s Audit and Compliance Committee, is the “audit committee financial expert” as defined in Form N-CSR. Ms. Holz is considered “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Account Fees and Services

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to all other fees category would consist of service related to internal control reviews, strategy, and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and all other fees by the principal accountant.

(a)

Audit Fees	Fiscal Year Ended
$145,500	8/31/23
$148,435	8/31/24

(b)
Audit Related Fees	Fiscal Year Ended
$0	8/31/23
$0	8/31/24

(c)
Tax Fees(1)	Fiscal Year Ended
$39,066	8/31/23
$26,625	8/31/24

(d)
All Other Fees	Fiscal Year Ended
$0	8/31/23
$0	8/31/24

(1) “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, tax planning, filing assistance for EU reclaims and PFIC tax services. These fees include international, federal, state, and excise tax reviews.

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the registrant’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$39,066	$0	N/A	8/31/23
$26,625	$5,801	N/A	8/31/24

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: August 31, 2024

Date of reporting period: August 31, 2024

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Beacon® FUNDS

2024

ANNUAL FINANCIAL STATEMENTS

August 31, 2024

FEAC FLOATING RATE INCOME FUND

SIM HIGH YIELD OPPORTUNITIES FUND

FEAC_SIM 0824

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	August 31, 2024

Additional Fund Information	Back Cover

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon FEAC Floating Rate Income Fund and American Beacon SiM High Yield Opportunities Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon FEAC Floating Rate Income Fund and American Beacon SiM High Yield Opportunities Fund (two of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for the three years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended August 31, 2021 and the financial highlights for each of the periods ended on or prior to August 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 29, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

October 29, 2024

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

August 31, 2024

	Shares	Fair Value

COMMON STOCKS - 0.40%

Consumer Discretionary - 0.01%

Commercial Services & Supplies - 0.01%
Constellis Holdings LLCA	69,609	$9,258

Energy - 0.00%

Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA	533,359	2,667

Financials - 0.35%

Financial Services - 0.35%
GEE Acquisition Holdings Corp.A B C	94,492	472,460

Information Technology - 0.04%

Communications Equipment - 0.00%
4L Technologies, Inc.A	140,935	1,409

Software - 0.04%
Internap Holding LLCA B C	63,490	47,031

Total Information Technology		48,440

Total Common Stocks (Cost $3,757,492)		532,825

PREFERRED STOCKS - 0.00% (Cost $339,302)

Energy - 0.00%

Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA C D	2,077,530	2

	Principal Amount

BANK LOAN OBLIGATIONSE - 79.44%

Basic Materials - 0.81%

Chemicals - 0.69%
INEOS U.S. Finance LLC, 8.497%, Due 2/18/2030, 2023 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	$926,051	923,735

Forest Products & Paper - 0.12%
Asplundh Tree Expert LLC, 7.097%, Due 9/7/2027, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	154,661	154,855

Total Basic Materials		1,078,590

Communications - 11.53%

Advertising - 3.22%
CMG Media Corp., 8.935%, Due 12/17/2026, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	5,004,741	4,309,532

Internet - 2.75%
CMI Marketing, Inc., 9.611%, Due 3/23/2028, 2021 First Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	421,712	414,071
Go Daddy Operating Co. LLC, 6.997%, Due 5/30/2031, 2024 Term Loan B7, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	676,081	675,304
MH Sub I LLC, 9.497%, Due 5/3/2028, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	1,578,574	1,573,554
Proofpoint, Inc., 8.247%, Due 8/31/2028, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	274,552	274,629
PUG LLC, Due 3/15/2030, 2024 Extended Term Loan BF	442,989	442,989
Research Now Group, Inc.,
10.380%, Due 7/15/2028, 2024 First Lien First Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	48,845	49,089

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

August 31, 2024

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 79.44% (continued)

Communications - 11.53% (continued)

Internet - 2.75% (continued)
Research Now Group, Inc., (continued)
10.880%, Due 10/15/2028, 2024 First Lien Second Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	$177,604	$166,148
WatchGuard Technologies, Inc., Due 7/2/2029, Term LoanF	78,399	77,541

		3,673,325

Media - 3.67%
Anuvu Holdings 2 LLC,
13.444%, Due 3/24/2025, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 8.000%)B C	2,192,511	1,973,260
5.444%, Due 3/23/2026, 2021 2nd Lien Takeback Term Loan, PIK (in-kind rate 8.250%)B C	1,839,857	1,094,715
Cengage Learning, Inc., 9.538%, Due 3/22/2031, 2024 Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 4.250%)	429,352	430,425
Coral-U.S. Co-Borrower LLC, 7.701%, Due 1/31/2028, 2020 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.250%)F	850,344	839,290
NEP/NCP Holdco, Inc., Due 8/19/2026, 2018 1st Lien Term LoanF	526,018	494,457
Virgin Media Bristol LLC, 8.701%, Due 1/31/2029, 2020 USD Term Loan Q, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	83,485	80,292

		4,912,439

Telecommunications - 1.89%
Cincinnati Bell, Inc., 8.597%, Due 11/22/2028, 2021 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	95,090	94,828
Ensono LP, Due 5/26/2028, 2021 Term LoanF	198,584	197,405
Zayo Group Holdings, Inc.,
8.247%, Due 3/9/2027, USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	936,080	862,560
9.497%, Due 3/9/2027, 2022 USD Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)F	1,478,935	1,371,092

		2,525,885

Total Communications		15,421,181

Consumer, Cyclical - 8.83%

Airlines - 0.51%
American Airlines, Inc., 7.074%, Due 1/29/2027, 2017 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	118,673	118,376
Jetblue Airways Corp., 10.517%, Due 8/13/2029, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)F	394,148	383,308
SkyMiles IP Ltd., 9.032%, Due 10/20/2027, 2020 Skymiles Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	106,352	108,572
United Airlines, Inc., 8.033%, Due 2/22/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	77,626	77,748

		688,004

Apparel - 0.35%
ABG Intermediate Holdings 2 LLC, Due 12/21/2028, 2024 Term Loan BF	78,536	78,716
WH Borrower LLC,
Due 2/15/2027, Term LoanF	305,525	305,812
10.786%, Due 2/15/2027, 2023 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	79,677	80,075

		464,603

Auto Parts & Equipment - 1.23%
Clarios Global LP, 7.747%, Due 5/6/2030, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	417,834	418,181
First Brands Group LLC, 10.514%, Due 3/30/2027, 2022 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	159,495	157,352
Power Stop LLC, 9.907%, Due 1/26/2029, 2022 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	1,116,228	1,071,578

		1,647,111

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

August 31, 2024

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 79.44% (continued)

Consumer, Cyclical - 8.83% (continued)

Distribution/Wholesale - 0.50%
Resideo Funding, Inc., 7.301%, Due 6/13/2031, 2024 M&A Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	$205,224	$205,224
Windsor Holdings III LLC, 9.311%, Due 8/1/2030, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	461,775	463,073

		668,297

Entertainment - 2.36%
Allen Media LLC, 10.985%, Due 2/10/2027, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	2,952,634	1,945,048
CE Intermediate I LLC, 8.763%, Due 11/10/2028, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	148,734	148,456
Deluxe Entertainment Services Group, Inc.,
Due 9/25/2024, 2019 2nd Lien Term Loan, PIK (in-kind rate 2.500%)B C G H	1,132,776	-
Due 12/3/2024, 2019 1st Lien Term Loan, PIK (in-kind rate 1.500%)B C G H	86,584	-
Ontario Gaming GTA LP, 9.585%, Due 8/1/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	807,695	807,405
PCI Gaming Authority, Due 7/18/2031, Term LoanF	163,797	162,714
UFC Holdings LLC, 8.291%, Due 4/29/2026, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	97,081	97,324

		3,160,947

Home Builders - 0.24%
Tecta America Corp., 9.611%, Due 4/10/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)F	327,589	328,408

Leisure Time - 1.41%
Alterra Mountain Co., 8.747%, Due 5/31/2030, 2024 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	304,233	305,502
GBT U.S. III LLC, 8.279%, Due 7/25/2031, Term Loan B, (2 mo. USD Secured Overnight Financing Rate + 3.000%)F	1,579,442	1,579,442

		1,884,944

Lodging - 0.27%
Hilton Domestic Operating Co., Inc., 7.026%, Due 11/8/2030, 2023 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	156,344	156,522
Station Casinos LLC, 7.497%, Due 3/14/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	201,191	201,036

		357,558

Retail - 1.96%
Johnstone Supply LLC, 8.174%, Due 6/7/2031, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	1,259,496	1,258,236
Les Schwab Tire Centers, 8.247%, Due 4/23/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	207,639	207,380
NPC International, Inc., Due 4/19/2024, 1st Lien Term LoanB C G H	917,520	274,063
Sweetwater Borrower LLC, Due 8/7/2028, Term Loan BF	78,746	78,746
Thermostat Purchaser III, Inc., 9.597%, Due 8/31/2028, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	404,506	402,989
White Cap Buyer LLC, 8.502%, Due 10/19/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)F	398,173	395,497

		2,616,911

Total Consumer, Cyclical		11,816,783

Consumer, Non-Cyclical - 25.35%

Beverages - 2.82%
City Brewing Co. LLC,
9.063%, Due 4/5/2028, 2024 FLFO Roll Up Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	1,948,536	1,636,770
10.526%, Due 4/5/2028, 2024 1st Lien 2nd Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	2,042,463	1,340,366
11.551%, Due 4/5/2028, 2024 First Out New Money Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.250%)	837,776	787,509

		3,764,645

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

August 31, 2024

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 79.44% (continued)

Consumer, Non-Cyclical - 25.35% (continued)

Commercial Services - 10.03%
AlixPartners LLP, 7.861%, Due 2/4/2028, 2021 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	$2,063,974	$2,071,343
Boost Newco Borrower LLC, 7.748%, Due 1/31/2031, 2024 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	202,481	202,625
Camelot U.S. Acquisition LLC, Due 1/31/2031, 2024 Term Loan BF	202,265	202,265
Corp. Service Co., 7.747%, Due 11/2/2029, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	202,265	202,518
Grant Thornton Advisors LLC, 8.497%, Due 6/2/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	1,743,336	1,747,973
Hertz Corp.,
8.861%, Due 6/30/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	381,969	343,207
8.861%, Due 6/30/2028, 2021 Term Loan C, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	74,213	66,682
9.097%, Due 6/30/2028, 2023 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	456,474	411,315
New Constellis Borrower LLC,
13.252%, Due 9/27/2025, 2020 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.750%)	351,403	347,302
Due 3/27/2026, 2020 2nd Lien Term Loan, PIK (in-kind rate 16.752%)G	179,862	91,730
Nuvei Technologies Corp., Due 7/18/2031, 2024 Term Loan BF	405,659	404,138
Priority Holdings LLC, 9.807% - 9.997%, Due 5/16/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%, 3 mo. USD Secured Overnight Financing Rate + 4.750%)	1,445,767	1,440,346
Stats Intermediate Holdings LLC, 10.640%, Due 7/10/2026, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	4,434,428	4,330,973
Teneo Holdings LLC, 9.997%, Due 3/13/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	871,320	873,864
Trans Union LLC, 6.997%, Due 6/24/2031, 2024 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	405,542	405,542
Vestis Corp., 7.371%, Due 2/22/2031, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	78,406	78,308
VM Consolidated, Inc., Due 3/24/2028, 2024 Term Loan BF	201,761	202,770

		13,422,901

Food - 0.15%
Aspire Bakeries Holdings LLC, 9.528%, Due 12/13/2030, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	100,796	100,985
Froneri International Ltd., 7.597%, Due 1/29/2027, 2020 USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	104,328	104,440

		205,425

Health Care - Products - 2.16%
Carestream Health, Inc., 12.935%, Due 9/30/2027, 2022 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)	2,274,424	2,066,882
Lifescan Global Corp., 11.728%, Due 12/31/2026, 2023 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.500%)	2,193,495	825,303

		2,892,185

Health Care - Services - 4.64%
Global Medical Response, Inc., Due 10/31/2028, 2024 Term LoanF	79,024	78,418
LifePoint Health, Inc.,
10.054%, Due 11/16/2028, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	95,246	95,520
9.342%, Due 5/17/2031, 2024 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	678,870	680,147
Midwest Physician Administrative Services LLC, 8.596%, Due 3/12/2028, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	956,796	834,805
NAPA Management Services Corp., 10.597%, Due 2/23/2029, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 5.250%)	451,251	433,765
National Mentor Holdings, Inc.,
9.097% - 9.102%, Due 3/2/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%, 3 mo. USD Secured Overnight Financing Rate + 3.750%)	1,717,398	1,654,610
9.185%, Due 3/2/2028, 2021 Term Loan C, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	49,501	47,691
12.685%, Due 3/2/2029, 2021 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.250%)	530,193	477,174
Women’s Care Enterprises LLC,
9.852%, Due 1/15/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	917,971	852,180
13.575%, Due 1/12/2029, 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 8.250%)	1,247,207	1,053,890

		6,208,200

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

August 31, 2024

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 79.44% (continued)

Consumer, Non-Cyclical - 25.35% (continued)

Pharmaceuticals - 5.55%
Alvogen Pharma U.S., Inc., 12.985%, Due 6/30/2025, 2022 Extended Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)	$4,910,789	$4,333,772
Amneal Pharmaceuticals LLC, 10.747%, Due 5/4/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 5.500%)	48,090	48,872
Organon & Co., 7.842%, Due 5/19/2031, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	2,009,953	2,018,756
Padagis LLC, 10.326%, Due 7/6/2028, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	638,964	586,249
Perrigo Investments LLC, 7.597%, Due 4/20/2029, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)F	437,000	434,815

		7,422,464

Total Consumer, Non-Cyclical		33,915,820

Energy - 0.00%

Oil & Gas - 0.00%
Lealand Finance Co. BV, 6.458%, Due 12/31/2027, 2020 Take Back Term Loan, (1 mo. USD Secured Overnight Financing Rate + 1.000%)	3,116	1,101

Financial - 7.35%

Diversified Financial Services - 4.15%
Advisor Group, Inc., 9.247%, Due 8/17/2028, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	244,931	242,509
Apex Group Treasury LLC,
9.116%, Due 7/27/2028, USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	588,877	588,140
9.255%, Due 7/27/2028, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	1,983,243	1,993,159
Aretec Group, Inc., 9.247%, Due 8/9/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	153,438	150,041
Armor Holding II LLC, Due 12/11/2028, 2021 Term Loan BF	391,770	394,708
AssetMark Financial Holdings, Inc., Due 6/3/2031, 2024 Term LoanF	202,614	201,263
Astra Acquisition Corp.,
12.085%, Due 2/25/2028, 2024 New Money Term Loan A, (3 mo. USD Secured Overnight Financing Rate + 6.750%)	781,383	647,571
10.585%, Due 10/25/2028, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	960,002	240,001
Eisner Advisory Group LLC, Due 2/28/2031, 2024 Term Loan BF	392,258	392,552
Grosvenor Capital Management Holdings LLP, Due 2/25/2030, 2024 Term Loan BF	196,342	196,527
Hightower Holding LLC, Due 4/21/2028, 2024 Term Loan BF	196,286	196,532
VFH Parent LLC, 7.997%, Due 6/21/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	197,307	197,307
Virtus Investment Partners, Inc., Due 9/28/2028, 2021 Term Loan BF	116,697	116,697

		5,557,007

Insurance - 2.40%
Acrisure LLC, 8.594%, Due 11/6/2030, 2024 Term Loan B6, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	816,172	809,610
Ardonagh Midco 3 PLC, 8.535% - 8.853%, Due 2/17/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%, 3 mo. USD Secured Overnight Financing Rate + 3.750%)F	205,228	206,254
Asurion LLC,
Due 12/23/2026, 2020 Term Loan B8F	790,235	786,331
9.597%, Due 8/19/2028, 2023 Term Loan B11, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	504,390	501,056
Baldwin Insurance Group Holdings LLC, 8.497%, Due 5/26/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	410,816	410,302
HUB International Ltd., Due 6/20/2030, 2024 1st Lien Term Loan BF	78,640	78,673
Ryan Specialty Group LLC, 7.997%, Due 9/1/2027, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	414,924	416,306

		3,208,532

Investment Companies - 0.76%
AI Mistral Holdco Ltd., 11.247%, Due 9/30/2025, 2017 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.000%)	598,626	620,326
Guardian U.S. Holdco LLC, Due 1/31/2030, 2023 Term Loan BF	392,216	390,133

		1,010,459

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

August 31, 2024

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 79.44% (continued)

Financial - 7.35% (continued)

REITS - 0.04%
RHP Hotel Properties LP, 7.497%, Due 5/18/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	$57,797	$57,783

Total Financial		9,833,781

Industrial - 12.00%

Building Materials - 1.74%
Foley Products Co. LLC, 10.235%, Due 12/29/2028, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	598,596	600,470
Griffon Corp., Due 1/24/2029, 2024 Term Loan BF	78,124	77,978
IPS Corp., Due 10/2/2028, 2021 Term LoanF	1,576,008	1,573,549
Smyrna Ready Mix Concrete LLC, 8.778%, Due 4/2/2029, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	81,065	81,572

		2,333,569

Electrical Components & Equipment - 1.01%
Creation Technologies, Inc., 11.080%, Due 10/5/2028, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	1,440,605	1,354,168

Electronics - 0.38%
NorthPole Newco SARL,
15.500%, Due 3/3/2025, 2022 Term Loan B1, (1 mo. USD PRIME + 7.000%)B C H	1,135,683	283,921
15.500%, Due 3/18/2025, Term Loan, (3 mo. USD PRIME + 7.000%)H	3,425,455	205,527
3.000%, Due 12/31/2025, 2022 Term Loan, PIK (in-kind rate 11.000%)B C H	23,378	701
11.000%, Due 12/31/2025, 2022 RevolverH I	257,362	15,120

		505,269

Engineering & Construction - 0.31%
Chromalloy Corp., 9.082%, Due 3/27/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	423,989	410,210

Environmental Control - 2.60%
Bingo Industries Ltd., 9.096%, Due 7/14/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	2,127,608	1,977,356
Covanta Holding Corp.,
7.588%, Due 11/30/2028, 2021 Term Loan C, (6 mo. USD Secured Overnight Financing Rate + 2.500%)	34,790	34,801
7.747%, Due 11/30/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	454,000	454,141
EnergySolutions LLC, 8.997%, Due 9/20/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	813,609	818,694
Filtration Group Corp., 8.861%, Due 10/21/2028, 2021 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	82,374	82,568
Madison IAQ LLC, 7.889%, Due 6/21/2028, Term Loan, (6 mo. USD Secured Overnight Financing Rate + 2.750%)	108,063	108,155

		3,475,715

Machinery - Diversified - 2.78%
Arcline FM Holdings LLC, 9.567%, Due 6/23/2028, 2024 Term Loan, (6 mo. USD Secured Overnight Financing Rate + 4.500%)	80,052	80,266
Chart Industries, Inc., 7.825%, Due 3/15/2030, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	445,473	446,311
CPM Holdings, Inc., 9.701%, Due 9/28/2028, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	156,947	150,718
DXP Enterprises, Inc., 10.164%, Due 10/11/2030, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	103,289	103,762
Project Castle, Inc., 10.832% - 10.835%, Due 6/1/2029, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)F	1,847,407	1,664,514
SPX Flow, Inc., 8.747%, Due 4/5/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	1,264,933	1,269,677

		3,715,248

Packaging & Containers - 3.00%
Berlin Packaging LLC, 8.951% - 9.085%, Due 6/9/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%, 3 mo. USD Secured Overnight Financing Rate + 3.750%)	411,484	411,056

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

August 31, 2024

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 79.44% (continued)

Industrial - 12.00% (continued)

Packaging & Containers - 3.00% (continued)
IRIS Holdings, Inc., Due 6/28/2028, Term LoanF	$168,893	$159,013
Plaze, Inc., 9.111%, Due 8/3/2026, 2020 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	159,564	148,993
Pretium Packaging LLC, 9.848%, Due 10/2/2028, Second Out Term Loan A1, PIK (in-kind rate 1.403%)	2,933,806	2,414,522
Pretium PKG Holdings, Inc., 12.068%, Due 10/1/2029, 2021 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.750%)	1,641,741	876,969

		4,010,553

Transportation - 0.18%
First Student Bidco, Inc.,
8.596%, Due 7/21/2028, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	129,255	129,468
8.596%, Due 7/21/2028, Term Loan C, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	39,414	39,479
Odyssey Logistics & Technology Corp., Due 10/12/2027, 2023 Term LoanF	78,336	77,896

		246,843

Total Industrial		16,051,575

Technology - 12.87%

Computers - 4.13%
Ahead DB Holdings LLC, 8.798%, Due 2/1/2031, 2024 Term Loan B3, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	472,902	473,375
AMNTM Government Services Holding LLC, Due 7/30/2031, 2024 Term Loan BF	80,543	80,342
Indy U.S. Holdco LLC, 9.997%, Due 3/6/2028, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	411,097	408,273
Magenta Security Holdings LLC,
Due 7/27/2028, 2024 1st Out Term LoanF	1,462,083	1,331,709
Due 7/27/2028, 2024 2nd Out Term LoanF	1,355,451	840,379
Due 7/27/2028, 2024 3rd Out Term LoanF	1,327,972	323,135
11.366%, Due 7/27/2028, 2024 Super Priority Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.250%)F	800,092	803,092
SonicWall U.S. Holdings, Inc., 12.985%, Due 5/18/2026, 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)	1,070,372	986,616
UST Holdings Ltd., Due 11/20/2028, Term LoanF	53,686	53,753
Verifone Systems, Inc., 9.333%, Due 8/20/2025, 2018 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)F	258,326	232,641

		5,533,315

Semiconductors - 0.93%
Natel Engineering Co., Inc., 11.611%, Due 4/30/2026, 2019 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.250%)	1,436,962	1,242,972

Software - 7.81%
Athenahealth Group, Inc., 8.502%, Due 2/15/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	656,763	651,135
Banff Merger Sub, Inc., 9.005%, Due 7/30/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	2,763,279	2,754,658
CCC Intelligent Solutions, Inc., 7.611%, Due 9/21/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	202,265	202,328
Cloud Software Group, Inc., Due 3/30/2029, 2024 Term Loan B	78,141	78,066
Cloudera, Inc., 9.097%, Due 10/8/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	207,685	202,752
Cornerstone OnDemand, Inc., 9.111%, Due 10/16/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	860,230	811,412
EagleView Technology Corp., 9.097%, Due 8/14/2025, 2018 Add On Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	1,490,088	1,414,258
Evertec Group LLC, 8.497%, Due 10/30/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	140,361	141,413
Fortra LLC, 9.347%, Due 11/19/2026, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	111,189	102,108
Genesys Cloud Services Holdings II LLC,
8.747%, Due 12/1/2027, First Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	1,006,426	1,009,919
9.111%, Due 12/1/2027, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	228,461	229,546
Instructure Holdings, Inc., 8.074%, Due 10/30/2028, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	208,322	208,755

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

August 31, 2024

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 79.44% (continued)

Technology - 12.87% (continued)

Software - 7.81% (continued)
iSolved, Inc., 8.747%, Due 10/15/2030, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	$154,615	$155,195
Mitchell International, Inc., 8.497%, Due 6/17/2031, 2024 1st Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)F	814,679	806,768
Modena Buyer LLC, 9.832%, Due 7/1/2031, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)F	857,489	820,685
Quartz Acquireco LLC, 8.085%, Due 6/28/2030, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	486,270	485,812
S2P Acquisition Borrower, Inc., 9.157%, Due 8/14/2026, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	140,741	140,697
SS&C Technologies, Inc., 7.247%, Due 5/9/2031, 2024 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	15,409	15,447
Turing Midco LLC, 8.096%, Due 3/24/2028, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	217,682	215,710

		10,446,664

Total Technology		17,222,951

Utilities - 0.70%

Electric - 0.70%
Calpine Corp.,
7.247%, Due 1/31/2031, 2024 Term Loan B10, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	200,254	200,050
7.247%, Due 1/31/2031, Term Loan B9, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	737,486	736,571

		936,621

Total Utilities		936,621

Total Bank Loan Obligations (Cost $119,930,031)		106,278,403

CORPORATE OBLIGATIONS - 10.87%

Basic Materials - 0.31%

Chemicals - 0.31%
Vibrantz Technologies, Inc., 9.000%, Due 2/15/2030J	451,000	411,422

Consumer, Cyclical - 2.62%

Airlines - 2.49%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026J	389,083	386,572
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, Due 9/20/2031J	509,000	503,073
United Airlines, Inc., 4.375%, Due 4/15/2026J	2,500,000	2,439,628

		3,329,273

Entertainment - 0.13%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.500%, Due 2/15/2028J	450,000	175,500

Total Consumer, Cyclical		3,504,773

Consumer, Non-Cyclical - 3.30%

Commercial Services - 3.30%
ADT Security Corp., 4.125%, Due 8/1/2029J	2,500,000	2,373,175
United Rentals North America, Inc., 6.125%, Due 3/15/2034J	2,000,000	2,042,872

		4,416,047

Total Consumer, Non-Cyclical		4,416,047

Financial - 2.31%

Diversified Financial Services - 0.54%
Armor Holdco, Inc., 8.500%, Due 11/15/2029J	500,000	478,362
Jane Street Group/JSG Finance, Inc., 4.500%, Due 11/15/2029J	257,000	245,283

		723,645

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

August 31, 2024

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 10.87% (continued)

Financial - 2.31% (continued)

Insurance - 1.77%
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031J	$2,000,000	$2,083,304
Ryan Specialty LLC, 4.375%, Due 2/1/2030J	294,000	281,724

		2,365,028

Total Financial		3,088,673

Industrial - 2.33%

Aerospace/Defense - 0.77%
TransDigm, Inc., 6.375%, Due 3/1/2029J	1,000,000	1,030,561

Building Materials - 0.10%
Smyrna Ready Mix Concrete LLC, 8.875%, Due 11/15/2031J	125,000	134,175

Packaging & Containers - 0.70%
Iris Holding, Inc., 10.000%, Due 12/15/2028J	504,000	429,961
Mauser Packaging Solutions Holding Co., 9.250%, Due 4/15/2027J	500,000	507,953

		937,914

Transportation - 0.76%
Genesee & Wyoming, Inc., 6.250%, Due 4/15/2032J	1,000,000	1,022,069

Total Industrial		3,124,719

Total Corporate Obligations (Cost $14,347,893)		14,545,634

	Shares

EXCHANGE-TRADED INSTRUMENTS - 3.78% (Cost $5,063,608)

Exchange-Traded Funds - 3.78%
Invesco Senior Loan ETF	239,914	5,054,988

TOTAL INVESTMENTS - 94.49% (Cost $143,438,326)		126,411,852
OTHER ASSETS, NET OF LIABILITIES - 5.51%		7,366,786

TOTAL NET ASSETS - 100.00%		$133,778,638

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $4,146,151 or 3.10% of net assets.

C Value was determined using significant unobservable inputs.

D A type of Preferred Stock that has no maturity date.

E Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

F Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of August 31, 2024.

G Zero coupon bank loan.

H Default Security. At period end, the amount of securities in default was $779,332 or 0.58% of net assets.

I Fixed Rate.

J Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $14,545,634 or 10.87% of net assets. The Fund has no right to demand registration of these securities.

ETF - Exchange-Traded Fund.

IP Ltd. - Intellectual Property.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

August 31, 2024

REITs – Real Estate Investment Trusts.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of August 31, 2024, the investments were classified as described below:

FEAC Floating Rate Income Fund	Level 1	Level 2		Level 3		Total
Assets
Common Stocks	$-	$13,334		$519,491		$532,825
Preferred Stocks	-	2		-		2
Bank Loan Obligations	-	102,651,743	(1)	3,626,660	(1)	106,278,403
Corporate Obligations	-	14,545,634		-		14,545,634
Exchange-Traded Instruments	5,054,988	-		-		5,054,988

Total Investments in Securities - Assets	$5,054,988	$117,210,713		$4,146,151		$126,411,852

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended August 31, 2024, two common stocks were transferred from Level 2 to Level 3 with a fair value of $519,491. During the year ended August 31, 2024, two bank loan obligations were transferred from Level 2 to Level 3 with a fair value of $3,067,975 and one bank loan obligation was transferred out of Level 3 to Level 2 with a fair value of $15,120.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2023	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 8/31/2024		Unrealized Appreciation (Depreciation) at Year End*
Common Stocks	$ 0(1)	$ -	$-	$-	$-	$-	$519,491	$-	$519,491	(1)	$(1,992,624)
Bank Loan Obligations	750,875(1)	294,306	133,255	888,176	24,038	(1,250,335)	3,067,975	15,120	3,626,660	(1)	(3,782,889)

	$ 750,875(1)	$ 294,306	$ 133,255	$888,176	$24,038	$(1,250,335)	$3,587,466	$15,120	$4,146,151	(1)	$(5,775,513)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at year end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations

(1)	Investments held in the Fund’s portfolio with $0 fair value.

As of August 31, 2024, two common stock investments have been fair valued at $519,491 by the Valuation Committee. Bank loan obligations valued at $3,626,660 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2024

	Shares	Fair Value

COMMON STOCKS - 0.63%

Financials - 0.63%

Mortgage Real Estate Investment Trusts (REITs) - 0.63%
AGNC Investment Corp.	346,000	$3,532,660
Annaly Capital Management, Inc.	338,932	6,832,869

		10,365,529

Total Financials		10,365,529

Total Common Stocks (Cost $10,362,792)		10,365,529

PREFERRED STOCKS - 2.15%

Financials - 2.15%

Mortgage Real Estate Investment Trusts (REITs) - 2.15%
AGNC Investment Corp., Series C, 10.680%, (3 mo. USD Term SOFR + 5.373%)A B	230,515	5,882,743
AGNC Investment Corp., Series E, 6.500%, (3 mo. USD LIBOR + 4.993%)A B	413,322	10,295,851
Annaly Capital Management, Inc., Series F, 10.586%, (3 mo. USD Term SOFR + 5.255%)A B	369,632	9,340,600
Annaly Capital Management, Inc., Series G, 9.450%, (3 mo. USD Term SOFR + 4.434%)A B	387,379	9,688,349

		35,207,543

Total Financials		35,207,543

Total Preferred Stocks (Cost $33,865,069)		35,207,543

	Principal Amount*

BANK LOAN OBLIGATIONSC - 0.22% (Cost $4,049,329)

Consumer, Non-Cyclical - 0.22%

Food - 0.22%
Nova Austral SA, Due 11/1/2030, Term Loan BD E F	$7,697,080	3,598,629

CORPORATE OBLIGATIONS 64.87%

Communications - 3.84%

Media - 2.82%
Townsquare Media, Inc., 6.875%, Due 2/1/2026G	24,042,000	23,996,070
Univision Communications, Inc., 7.375%, Due 6/30/2030G	23,139,000	22,210,779

		46,206,849

Telecommunications - 1.02%
Ciena Corp., 4.000%, Due 1/31/2030G	17,862,000	16,759,365

Total Communications		62,966,214

Consumer, Cyclical - 10.90%

Entertainment - 3.50%
Churchill Downs, Inc., 6.750%, Due 5/1/2031G	23,867,000	24,527,471
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029G	29,496,000	28,529,968
Vail Resorts, Inc., 6.500%, Due 5/15/2032G	4,165,000	4,329,434

		57,386,873

Lodging - 3.78%
Boyd Gaming Corp., 4.750%, Due 6/15/2031G	28,548,000	26,861,613
Marriott Ownership Resorts, Inc., 4.750%, Due 1/15/2028	10,414,000	9,950,831
Station Casinos LLC,
4.500%, Due 2/15/2028G	4,613,000	4,426,150
4.625%, Due 12/1/2031G	22,390,000	20,786,838

		62,025,432

Retail - 3.62%
FirstCash, Inc., 6.875%, Due 3/1/2032G	19,614,000	20,149,717
QVC, Inc., 4.375%, Due 9/1/2028	30,811,000	23,310,817
Victoria’s Secret & Co., 4.625%, Due 7/15/2029G	18,108,000	15,781,798

		59,242,332

Total Consumer, Cyclical		178,654,637

Consumer, Non-Cyclical - 26.16%

Agriculture - 2.94%
Turning Point Brands, Inc., 5.625%, Due 2/15/2026G	22,198,000	22,042,481
Vector Group Ltd., 10.500%, Due 11/1/2026G	25,820,000	26,156,073

		48,198,554

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2024

	Principal Amount*	Fair Value

CORPORATE OBLIGATIONS 64.87% (continued)

Consumer, Non-Cyclical - 26.16% (continued)

Commercial Services - 7.20%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027G	$21,286,000	$20,789,174
Carriage Services, Inc., 4.250%, Due 5/15/2029G	26,153,000	24,146,869
CoreCivic, Inc., 8.250%, Due 4/15/2029	21,595,000	22,779,248
CPI CG, Inc., 10.000%, Due 7/15/2029G	21,890,000	23,022,479
GEO Group, Inc., 10.250%, Due 4/15/2031	25,850,000	27,310,063

		118,047,833

Food - 2.96%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029G	25,755,000	24,212,695
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	26,270,000	24,285,197

		48,497,892

Health Care - Products - 2.81%
Avantor Funding, Inc.,
3.875%, Due 7/15/2028G	EUR 5,000,000	5,486,564
4.625%, Due 7/15/2028G	9,880,000	9,614,774
3.875%, Due 11/1/2029G	4,200,000	3,924,037
Neogen Food Safety Corp., 8.625%, Due 7/20/2030G	14,365,000	15,675,275
Teleflex, Inc., 4.250%, Due 6/1/2028G	11,917,000	11,452,003

		46,152,653

Health Care - Services - 8.62%
Acadia Healthcare Co., Inc., 5.500%, Due 7/1/2028G	19,778,000	19,626,129
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031G	21,545,000	19,833,441
Concentra Escrow Issuer Corp., 6.875%, Due 7/15/2032G	21,240,000	22,226,301
Encompass Health Corp., 4.750%, Due 2/1/2030	16,965,000	16,450,372
Pediatrix Medical Group, Inc., 5.375%, Due 2/15/2030G	23,455,000	22,428,618
Select Medical Corp., 6.250%, Due 8/15/2026G	20,077,000	20,175,478
Tenet Healthcare Corp., 6.750%, Due 5/15/2031	19,840,000	20,571,183

		141,311,522

Household Products/Wares - 0.78%
Prestige Brands, Inc., 3.750%, Due 4/1/2031G	14,130,000	12,805,996

Pharmaceuticals - 0.85%
Option Care Health, Inc., 4.375%, Due 10/31/2029G	14,745,000	13,989,479

Total Consumer, Non-Cyclical		429,003,929

Energy - 4.80%

Oil & Gas - 4.80%
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026G	19,454,000	19,264,485
Talos Production, Inc., 9.375%, Due 2/1/2031G	15,120,000	16,147,329
Tidewater, Inc., 10.375%, Due 7/3/2028G H	14,900,000	16,017,500
Transocean, Inc.,
7.500%, Due 4/15/2031	24,535,000	23,478,459
6.800%, Due 3/15/2038	4,500,000	3,817,064

		78,724,837

Total Energy		78,724,837

Financial - 6.46%

Diversified Financial Services - 3.09%
Encore Capital Group, Inc., 4.250%, Due 6/1/2028G	GBP 13,790,000	16,180,464
Intercontinental Exchange, Inc., 3.625%, Due 9/1/2028G	13,950,000	13,486,525
PRA Group, Inc.,
5.000%, Due 10/1/2029G	17,275,000	15,594,260
8.875%, Due 1/31/2030G	5,290,000	5,467,719

		50,728,968

Real Estate - 3.37%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.750%, Due 1/15/2029G	9,500,000	6,819,316

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2024

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS 64.87% (continued)

Financial - 6.46% (continued)

Real Estate - 3.37% (continued)
5.250%, Due 4/15/2030G		$34,085,000	$23,764,355
Cushman & Wakefield U.S. Borrower LLC, 6.750%, Due 5/15/2028G		4,692,000	4,759,488
Greystar Real Estate Partners LLC, 7.750%, Due 9/1/2030G		18,650,000	19,845,446

			55,188,605

Total Financial			105,917,573

Industrial - 6.56%

Aerospace/Defense - 2.25%
AAR Escrow Issuer LLC, 6.750%, Due 3/15/2029G		19,935,000	20,635,775
Triumph Group, Inc., 9.000%, Due 3/15/2028G		15,300,000	16,154,551

			36,790,326

Electronics - 1.44%
TTM Technologies, Inc., 4.000%, Due 3/1/2029G		25,001,000	23,594,241

Environmental Control - 1.36%
Stericycle, Inc., 3.875%, Due 1/15/2029G		22,986,000	22,319,769

Machinery - Construction & Mining - 1.05%
BWX Technologies, Inc., 4.125%, Due 4/15/2029G		17,992,000	17,207,387

Transportation - 0.46%
Altera Shuttle Tankers LLC, 9.000%, Due 3/13/2028		7,400,000	7,585,000

Total Industrial			107,496,723

Technology - 6.15%

Computers - 5.07%
Amentum Escrow Corp., 7.250%, Due 8/1/2032G		23,180,000	24,284,516
Booz Allen Hamilton, Inc.,
3.875%, Due 9/1/2028G		5,971,000	5,743,589
5.950%, Due 8/4/2033		11,500,000	12,179,052
Gartner, Inc., 3.750%, Due 10/1/2030G		13,330,000	12,343,431
KBR, Inc., 4.750%, Due 9/30/2028G		15,246,000	14,608,107
Science Applications International Corp., 4.875%, Due 4/1/2028G		14,323,000	13,892,899

			83,051,594

Semiconductors - 1.08%
Entegris, Inc., 5.950%, Due 6/15/2030G		17,545,000	17,782,033

Total Technology			100,833,627

Total Corporate Obligations (Cost $1,054,167,273)			1,063,597,540

CONVERTIBLE OBLIGATIONS - 2.16%

Financial - 2.16%

Diversified Financial Services - 2.16%
Encore Capital Group, Inc., 4.000%, Due 03/15/2029		10,570,000	10,876,387
Upstart Holdings, Inc., 0.250%, Due 08/15/2026		28,495,000	24,491,453

			35,367,840

Total Financial			35,367,840

Total Convertible Obligations (Cost $32,296,016)			35,367,840

FOREIGN CONVERTIBLE OBLIGATIONS - 0.45% (Cost $7,783,440)

Consumer, Non-Cyclical - 0.45%

Biotechnology - 0.45%
Pharming Group NV, 4.500%, Due 04/25/2029H	EUR	7,000,000	7,342,875

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2024

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 26.05%

Consumer, Cyclical - 2.54%

Entertainment - 1.39%
Flutter Treasury DAC, 6.375%, Due 4/29/2029G		$22,100,000	$22,798,006

Leisure Time - 1.15%
Cruise Yacht Upper HoldCo Ltd., 11.875%, Due 7/5/2028		18,400,000	18,768,000

Total Consumer, Cyclical			41,566,006

Consumer, Non-Cyclical - 2.87%

Food - 2.05%
Minerva Luxembourg SA, 8.875%, Due 9/13/2033G		21,390,000	23,091,746
Nova Austral SA,
Due 11/11/2026E F I		1,594,914	-
1.000%, Due 11/26/2026E F J		919,619	-
1.000%, Due 11/26/2026E F		919,619	-
12.000%, Due 11/26/2026E F		1,329,095	-
Due 1/1/2099E F I		146,458	1,464
Due 12/31/2099E F I		1,250,186	481,856
Due 12/31/2099E F I		919,619	-
Due 12/31/2999E F I K		1,329,095	-
12.000%, Due 11/26/2026, Cash (2.000%) or PIK (in-kind rate 10.000%)J L		15,326,995	306,540
12.000%, Due 11/26/2026, PIK (in-kind rate 12.000%)E F G H J L		25,331,728	9,763,547

			33,645,153

Pharmaceuticals - 0.82%
180 Medical, Inc., 3.875%, Due 10/15/2029G		14,200,000	13,315,999

Total Consumer, Non-Cyclical			46,961,152

Energy - 12.16%

Oil & Gas - 12.16%
Archer Norge AS, 10.371% - 15.38%, Due 7/6/2027, (Secured Overnight Financing Rate + 5.000%)A		12,648,106	13,312,132
Borr IHC Ltd./Borr Finance LLC, 10.375%, Due 11/15/2030G		25,544,563	27,304,073
CES Energy Solutions Corp., 6.875%, Due 5/24/2029G	CAD	10,125,000	7,616,383
Floatel International Ltd., 9.750%, Due 4/10/2029		25,125,000	23,491,875
Greenfire Resources Ltd., 12.000%, Due 10/1/2028G		17,258,000	18,549,226
Odfjell Rig III Ltd., 9.250%, Due 5/31/2028		19,015,250	19,888,240
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029		27,600,000	27,468,900
Seadrill Finance Ltd., 8.375%, Due 8/1/2030G		15,080,000	15,919,006
Secure Energy Services, Inc., 6.750%, Due 3/22/2029G	CAD	18,365,000	13,763,700
Shelf Drilling Holdings Ltd., 9.625%, Due 4/15/2029G		21,015,000	19,790,012
Vermilion Energy, Inc., 6.875%, Due 5/1/2030G		12,225,000	12,281,932

			199,385,479

Total Energy			199,385,479

Financial - 4.48%

Financial Services - 1.18%
Kane Bidco Ltd., 6.500%, Due 2/15/2027G	GBP	15,064,000	19,395,290

Real Estate - 3.30%
Heimstaden AB,
4.250%, Due 3/9/2026H	EUR	5,500,000	5,182,944
4.375%, Due 3/6/2027H	EUR	5,400,000	4,790,250
Heimstaden Bostad AB,
2.625%, Due 2/1/2027, (5 yr. EUR Swap + 3.149%)A H K	EUR	8,620,000	7,103,532
3.000%, Due 10/29/2027, (5 yr. EUR Swap + 3.268%)A H K	EUR	2,475,000	2,042,925
Heimstaden Bostad Treasury BV, 0.625%, Due 7/24/2025H	EUR	3,500,000	3,715,498
Samhallsbyggnadsbolaget i Norden AB, 2.250%, Due 8/12/2027H	EUR	36,600,000	31,253,523

			54,088,672

Total Financial			73,483,962

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2024

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 26.05% (continued)

Industrial - 4.00%

Machinery - Diversified - 1.44%
ATS Corp.,
4.125%, Due 12/15/2028G		$14,545,000	$13,611,080
6.500%, Due 8/21/2032G	CAD	13,400,000	10,017,809

			23,628,889

Transportation - 2.56%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026		26,450,000	25,788,750
TORM PLC, 8.250%, Due 1/25/2029		15,600,000	16,224,000

			42,012,750

Total Industrial			65,641,639

Total Foreign Corporate Obligations (Cost $442,280,079)			427,038,238

FOREIGN COMMON STOCKS - 0.28% (Cost $2,188,049)

Energy - 0.28%

Oil, Gas & Consumable Fuels - 0.28%
Scorpio Tankers, Inc.		63,766	4,561,820

SHORT-TERM INVESTMENTS - 1.20% (Cost $19,735,210)

Investment Companies - 1.20%
American Beacon U.S. Government Money Market, 5.21%M N		19,735,210	19,735,210

TOTAL INVESTMENTS - 98.01% (Cost $1,606,727,257)			1,606,815,224
OTHER ASSETS, NET OF LIABILITIES - 1.99%			32,694,942

TOTAL NET ASSETS - 100.00%			$1,639,510,166

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.
A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on August 31, 2024.

B A type of Preferred Stock that has no maturity date.

C Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

D Zero coupon bank loan.

E Value was determined using significant unobservable inputs.

F Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $13,845,496 or 0.84% of net assets.

G Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,099,098,063 or 67.04% of net assets. The Fund has no right to demand registration of these securities.

H Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

I Zero coupon bond.

J Default Security. At period end, the amount of securities in default was $10,070,087 or 0.61% of net assets.

K Perpetual maturity. The date shown, if any, is the next call date.

L Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

M The Fund is affiliated by having the same investment advisor.

N 7-day yield.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PIK - Payment in Kind.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2024

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

Short Futures Contracts Open on August 31, 2024:

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	438	September 2024	$(34,880,439)	$(35,929,688)	$(1,049,249)
CME Canadian Dollar Currency Futures	428	September 2024	(31,188,166)	(31,751,180)	(563,014)
CME Euro Foreign Exchange Currency Futures	90	September 2024	(12,304,240)	(12,441,937)	(137,697)

			$(78,372,845)	$(80,122,805)	$(1,749,960)

Forward Foreign Currency Contracts Open on August 31, 2024:
Currency Purchased*	Currency Sold*	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD 55,895,000	EUR 57,521,993	12/7/2027	GST	$-	$(1,626,993)	$(1,626,993)

				$-	$(1,626,993)	$(1,626,993)

* All values denominated in USD.
Glossary:

Counterparty Abbreviations:
GST	Goldman Sachs International

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

Exchange Abbreviations:
CME	Chicago Mercantile exchange

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of August 31, 2024, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$10,365,529	$-	$-		$10,365,529
Preferred Stocks	35,207,543	-	-		35,207,543
Bank Loan Obligations	-	-	3,598,629		3,598,629
Corporate Obligations	-	1,063,597,540	-		1,063,597,540
Convertible Obligations	-	35,367,840	-		35,367,840
Foreign Convertible Obligations	-	7,342,875	-		7,342,875
Foreign Corporate Obligations	-	416,791,371	10,246,867	(1)	427,038,238
Foreign Common Stocks	4,561,820	-	-		4,561,820
Short-Term Investments	19,735,210	-	-		19,735,210

Total Investments in Securities - Assets	$69,870,102	$1,523,099,626	$13,845,496		$1,606,815,224

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,749,960)	$-	$-		$(1,749,960)
Forward Foreign Currency Contracts	-	(1,626,993)	-		(1,626,993)

Total Financial Derivative Instruments - Liabilities	$(1,749,960)	$(1,626,993)	$-		$(3,376,953)

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2024

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended August 31, 2024, one Foreign Corporate Obligation was transferred from Level 2 to Level 3 with a fair value of $9,763,546.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the year:

Security Type	Balance as of 8/31/2023		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 8/31/2024		Unrealized Appreciation (Depreciation) at Year End*
Bank Loan Obligations	$-		$3,598,629	$-	$450,700	$-	$(450,700)	$-	$-	$3,598,629		$(450,700)
Foreign Corporate Obligations	1,465	(1)	481,856	-	1,480	-	(1,480)	9,763,546	-	10,246,867	(1)	(16,921,110)

	$1,465	(1)	$4,080,485	$-	$452,180	$-	$(452,180)	$9,763,546	$-	$13,845,496	(1)	$(17,371,810)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at year end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

As of August 31, 2024, one bank loan obligation valued at $3,598,629 and three foreign corporate obligations valued at $10,246,867 have been classified as Level 3 due to the use of significant unobservable inputs. The remaining foreign corporate obligations in the table have been fair valued at $0 by the Valuation Committee.

The following is a summary of significant unobservable inputs used in the fair valuation of the asset categorized within Level 3 of the fair value hierarchy:

Security Type	Fair Value At 8/31/2024	Valuation Technique	Unobservable Inputs	Input Assumptions	Fair Value at 8/31/2024 per share
Foreign Corporate Obligations	$10,246,867	Enterprise Value Method	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount(1)	7.5x	38.543 USD

(1)	A 98M liability estimate consisting of five credit facilities as well as a supplier equity claim of 5% or 2.28M have also been factored into the enterprise value.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

August 31, 2024

	FEAC Floating Rate Income Fund	SiM High Yield Opportunities Fund
Assets:
Investments in unaffiliated securities, at fair value†	$126,411,852	$1,587,080,014
Investments in affiliated securities, at fair value‡	-	19,735,210
Cash	1,607,188	-
Cash collateral held at custodian for the benefit of the broker	-	2,010,000
Dividends and interest receivable	2,125,603	29,147,727
Deposits with broker for futures contracts	-	3,580,529
Receivable for investments sold	39,752,424	814,556
Receivable for fund shares sold	1,009,343	5,513,052
Receivable for tax reclaims	-	36,847
Receivable for expense reimbursement (Note 2)	-	276,602
Prepaid expenses	39,148	59,533

Total assets	170,945,558	1,648,254,070

Liabilities:
Payable for investments purchased	18,689,293	-
Payable for foreign currency, at fair value^	-	15,964
Payable for fund shares redeemed	2,253,257	2,715,909
Payable for expense recoupment (Note 2)	59,851	-
Dividends payable	63,045	1,135,786
Management and sub-advisory fees payable (Note 2)	93,013	1,006,220
Service fees payable (Note 2)	17,840	51,056
Transfer agent fees payable (Note 2)	9,111	112,868
Payable for interfund loan	15,832,171	-
Custody and fund accounting fees payable	41,407	106,433
Professional fees payable	83,620	97,940
Trustee fees payable (Note 2)	-	2,824
Payable for prospectus and shareholder reports	13,266	52,231
Unrealized depreciation from forward foreign currency contracts	-	1,626,993
Payable for variation margin from open futures contracts (Note 5)	-	1,744,210
Other liabilities	11,046	75,470

Total liabilities	37,166,920	8,743,904

Commitments and contingent liabilities (Note 2)

Net assets	$133,778,638	$1,639,510,166

Analysis of net assets:
Paid-in-capital	$415,832,919	$1,690,254,145
Total distributable earnings (deficits)A	(282,054,281)	(50,743,979)

Net assets	$133,778,638	$1,639,510,166

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

August 31, 2024

	FEAC Floating Rate Income Fund	SiM High Yield Opportunities Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	2,780,262	40,239,880

Y Class	9,426,448	121,035,535

Investor Class	1,697,952	6,751,771

A Class	1,612,182	4,714,008

C Class	1,195,537	2,711,194

Net assets:
R5 Class	$22,259,544	$376,208,649

Y Class	$75,439,353	$1,131,134,079

Investor Class	$13,553,137	$62,840,429

A Class	$12,911,869	$43,868,887

C Class	$9,614,735	$25,458,122

Net asset value, offering and redemption price per share:
R5 Class	$8.01	$9.35

Y Class	$8.00	$9.35

Investor Class	$7.98	$9.31

A Class	$8.01	$9.31

A Class (offering price)	$8.22	$9.77

C Class	$8.04	$9.39

† Cost of investments in unaffiliated securities	$143,438,326	$1,586,992,047
‡ Cost of investments in affiliated securities	$-	$19,735,210
^ Cost of payable for foreign currency	$-	$(15,835)

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the year ended August 31, 2024

	FEAC Floating Rate Income Fund	SiM High Yield Opportunities Fund
Investment income:
Dividend income from unaffiliated securities	$160,414	$4,614,443
Dividend income from affiliated securities (Note 2)	715,990	1,113,533
Interest income (net of foreign taxes)†	19,563,602	103,677,685
Other income	-	7,388

Total investment income	20,440,006	109,413,049

Expenses:
Management and sub-advisory fees (Note 2)	1,181,688	10,119,632
Transfer agent fees:
R5 Class (Note 2)	11,338	89,385
Y Class (Note 2)	106,806	951,911
Investor Class	2,300	4,064
A Class	737	2,965
C Class	742	1,398
SP ClassA	337	-
Custody and fund accounting fees	87,230	244,460
Professional fees	143,498	591,375
Registration fees and expenses	86,058	141,367
Service fees (Note 2):
Investor Class	74,639	191,642
A Class	10,754	35,383
C Class	8,122	18,547
Distribution fees (Note 2):
A Class	35,459	97,286
C Class	114,165	259,871
SP ClassA	40	-
Prospectus and shareholder report expenses	22,506	125,242
Trustee fees (Note 2)	16,031	144,477
Loan interest expense (Note 2)	14,821	27,292
Line of credit interest expense (Note 9)	82,079	13,056
Other expenses	94,470	127,595

Total expenses	2,093,820	13,186,948

Net fees waived and expenses (reimbursed) (Note 2)	(277,198)	(1,943,187)

Net expenses	1,816,622	11,243,761

Net investment income	18,623,384	98,169,288

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	(839,785)	15,713,261
Foreign currency transactions	-	(253,722)
Futures contracts	-	761,021
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	(2,436,635)	87,126,907
Foreign currency transactions	-	30,692
Forward foreign currency contracts	-	(3,672)
Futures contracts	-	(1,272,448)

Net gain (loss) from investments	(3,276,420)	102,102,039

Net increase in net assets resulting from operations	$15,346,964	$200,271,327

† Foreign taxes	$-	$(92)

A Effective December 29, 2023 the SP Class shares were converted into A Class shares and the SP Class was terminated.

B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	FEAC Floating Rate Income Fund		SiM High Yield Opportunities Fund
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$18,623,384	$27,079,683	$98,169,288	$88,221,493
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, and futures contracts	(839,785)	(34,806,285)	16,220,560	(25,967,720)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	(2,436,635)	17,605,408	85,881,479	16,743,792

Net increase in net assets resulting from operations	15,346,964	9,878,806	200,271,327	78,997,565

Distributions to shareholders:
Total retained earnings:
R5 Class	(2,990,183)	(5,910,911)	(26,240,621)	(20,895,471)
Y Class	(11,575,332)	(16,470,847)	(64,856,349)	(56,027,662)
Investor Class	(2,108,663)	(2,067,574)	(3,555,875)	(2,663,959)
A Class	(1,468,582)	(1,629,902)	(2,569,587)	(2,049,165)
C Class	(1,091,269)	(1,356,708)	(1,528,823)	(1,458,647)
SP ClassA	(1,734)	(4,434)	-	-
Tax return of capital:
R5 Class	-	-	-	(1,728,875)
Y Class	-	-	-	(3,631,938)
Investor Class	-	-	-	(208,042)
A Class	-	-	-	(165,337)
C Class	-	-	-	(101,102)

Net distributions to shareholders	(19,235,763)	(27,440,376)	(98,751,255)	(88,930,198)

Capital share transactions (Note 10):
Proceeds from sales of shares	45,689,378	26,184,446	780,324,060	638,057,760
Reinvestment of dividends and distributions	18,608,018	25,779,252	86,189,195	79,838,119
Cost of shares redeemed	(126,994,905)	(396,967,015)	(578,916,660)	(854,691,649)

Net increase (decrease) in net assets from capital share transactions	(62,697,509)	(345,003,317)	287,596,595	(136,795,770)

Net increase (decrease) in net assets	(66,586,308)	(362,564,887)	389,116,667	(146,728,403)

Net assets:
Beginning of year	200,364,946	562,929,833	1,250,393,499	1,397,121,902

End of year	$133,778,638	$200,364,946	$1,639,510,166	$1,250,393,499

A Effective December 29, 2023 the SP Class shares were converted into A Class shares and the SP Class was terminated.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of August 31, 2024, the Trust consists of twenty-four active series, two of which are presented in this filing: American Beacon FEAC Floating Rate Income Fund and American Beacon SiM High Yield Opportunities Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Fund’s previous management agreement. The Board approved a new Management Agreement with the Manager and new Investment Advisory Agreements among the Manager, the sub-advisors and the Trust, on behalf of the Funds, that were effective on December 29, 2023.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

Class Disclosure

The Board approved the automatic conversion of the SP Class shares of the American Beacon FEAC Floating Rate Income Fund into A Class shares and the termination of the SP Class shares, effective December 29, 2023, based on the recommendation of the Manager.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary, such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains or losses and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with the following Sub-Advisors pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

First Eagle Alternative Credit, LLC (“FEAC”)

First $2 billion	0.30%
Over $2 billion	0.25%

Strategic Income Management, LLC

First $250 million	0.45%
Next $250 million	0.40%
Next $500 million	0.35%
Over $1 billion	0.30%

The Management and Sub-Advisory Fees paid by the Funds for the year ended August 31, 2024 were as follows:

FEAC Floating Rate Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$645,843
Sub-Advisory Fees	0.30%	535,845

Total	0.65%	$1,181,688

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

SiM High Yield Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$4,975,304
Sub-Advisory Fees	0.37%	5,144,328

Total	0.72%	$10,119,632

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A, C, and SP Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A and SP Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended August 31, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
FEAC Floating Rate Income	$111,051
SiM High Yield Opportunities	982,882

As of August 31, 2024, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
FEAC Floating Rate Income	$7,519
SiM High Yield Opportunities	101,092

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a August 31, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	August 31, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	August 31, 2024 Fair Value
U.S. Government Money Market Select	Direct	FEAC Floating Rate Income	$-	$-	$-	$715,990	$-
U.S. Government Money Market Select	Direct	SiM High Yield Opportunities	19,735,210	-	-	1,113,533	19,735,210

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended August 31, 2024, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
FEAC Floating Rate Income	$13,741
SiM High Yield Opportunities	21,261

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended August 31, 2024, the FEAC Floating Rate Income Fund borrowed on average $4,405,778 for 7 days at an average interest rate of 6.14% with interest charges of $14,821 and the SiM High Yield Opportunities Fund borrowed on average $28,191,148 for 5 days at an average interest rate of 6.14% with interest charges of $27,292. These amounts are recorded as “Loan interest expense” in the Statements of Operations.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the year ended August 31, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	9/1/2023 – 12/31/2023	1/1/2024 – 8/31/2024**	Reimbursed Expenses	(Recouped) Expenses		Expiration of Reimbursed Expenses
FEAC Floating Rate Income	R5	0.82%	0.82%	$42,621	$(12,156	)*	2026–2027
FEAC Floating Rate Income	Y	0.88%	0.88%	160,320	(42,080	)*	2026–2027
FEAC Floating Rate Income	Investor	1.16%	1.16%	29,569	(8,767	)*	2026–2027
FEAC Floating Rate Income	A	1.09%	1.08%	27,391	(4,934	)*	2026–2027
FEAC Floating Rate Income	C	1.86%	1.86%	16,567	(4,481	)*	2026–2027
FEAC Floating Rate Income	SPA	1.08%	1.08%	730	(206	)*	2026–2027
SiM High Yield Opportunities	R5	0.74%	0.74%	344,831	-		2026–2027
SiM High Yield Opportunities	Y	0.75%	0.75%	1,502,984	-		2026–2027
SiM High Yield Opportunities	Investor	1.10%	1.10%	39,726	-		2026–2027
SiM High Yield Opportunities	A	1.07%	1.07%	34,601	-		2026–2027
SiM High Yield Opportunities	C	1.81%	1.81%	21,045	-		2026–2027

* These amounts represent Recouped Expenses from prior fiscal years and is reflected in Other expenses on the Statements of Operations.

** The contractual expense caps are effective through December 31, 2025.

A Effective December 29, 2023, this class was terminated.

Of the above amounts, $276,602 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at August 31, 2024 for the SiM High Yield Opportunities Fund and $59,851 was disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at August 31, 2024 for the FEAC Floating Rate Income Fund.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
FEAC Floating Rate Income	$8,656	$-	$28,161	2023-2024
FEAC Floating Rate Income	63,760	134,601	-	2024-2025
FEAC Floating Rate Income	208	515,903		2025-2026
SiM High Yield Opportunities	-	-	767,953	2023-2024
SiM High Yield Opportunities	-	1,494,245	-	2024-2025
SiM High Yield Opportunities		1,547,116		2025-2026

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended August 31, 2024, RID collected $1,572 and $17,565 for FEAC Floating Rate Income Fund and SiM High Yield Opportunities Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares of the SiM High Yield Opportunities Fund on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Effective July 1, 2024, the Fund will assess a CDSC of 1.00% on certain purchases of $500,000 or more on A Shares that are redeemed in whole or in part within 18 months of purchase. As to the A Class Shares of the FEAC Floating Rate Income Fund, certain purchases of $250,000 or more that are redeemed in whole and in part within 18 months of purchase are subject to a CDSC of 0.50%, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended August 30, 2024, CDSC fees of $467 were collected for the A Class Shares of SiM High Yield Opportunities Fund. There were no CDSC fees collected for the A Class Shares of FEAC Floating Rate Income Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended August 31, 2024, CDSC fees of $889 were collected for the C Class Shares of SiM High Yield Opportunities Fund. There were no CDSC fees collected for the C Class Shares of FEAC Floating Rate Income Fund.

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of August 31, 2024, one shareholder has been identified as representing an unaffiliated significant ownership of approximately 7% for the SiM High Yield Opportunities Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000;

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

(2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at Audit and Compliance Committee and the Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

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Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by the Manager and under the oversight of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring

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Notes to Financial Statements

August 31, 2024

significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4. Securities and Other Investments

Bank Loans and Senior Loans

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Funds may invest in senior loans, which are floating rate loans, sometimes referred to as adjustable rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities. Under normal circumstances, senior loans have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Funds may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in

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August 31, 2024

their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. The investment return of corporate debt securities reflects interest earning and changes in the market value of the security. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may enter into delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specific term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). If a Fund’s sub-advisor does not reasonably believe that the Fund will have sufficient cash and cash equivalents to meet all of its obligations related to delayed funding loans and revolving credit facilities when such obligations come due, then the sub-advisor is required to segregate or “earmark” liquid assets in an amount sufficient to meet such obligations.

The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

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Notes to Financial Statements

August 31, 2024

The Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Floating and Variable Rate Securities

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating or variable rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Floating or variable rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Foreign Debt Securities

The Funds may each invest a significant portion of its assets in a particular geographic region or country, including emerging markets. The Funds may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or their agencies or whose majority shareholder is a foreign government. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Obligations of a supranational entity may be denominated in foreign currencies.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks

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Notes to Financial Statements

August 31, 2024

normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in a Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Rule 144A, under the Securities Act, permits the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to

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Notes to Financial Statements

August 31, 2024

dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested inpurchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met. Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the applicable sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information.

Restricted securities outstanding during the year ended August 31, 2024 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including government money market funds and ETFs. The Funds may invest in securities of an investment company advised by the Manager, with respect to which the Manager also receives a management fee. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable government money market funds advised by the Manager.

The Funds may invest in ETFs. ETFs trade like a common stock, and passively-managed ETFs usually represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. ETF shares typically are purchased and redeemed through in-kind purchases and redemptions, and trade on a stock exchange at market prices, which may differ from an ETF’s NAV. Typically, a Fund would purchase passive ETF shares to obtain exposure to all or a portion of the stock or bond market. As a shareholder of an ETF, a Fund would be subject to its ratable share of the ETF’s expenses, including its advisory and administration expenses. An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies and policies but also presents some additional risks due to being exchange-traded. The price of an ETF can fluctuate within a wide range.

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Notes to Financial Statements

August 31, 2024

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Non-Deliverable Forward (“NDF”) currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

During the year ended August 31, 2024, the SiM High Yield Opportunities Fund entered into forward foreign currency contracts primarily for hedging.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Year Ended August 31, 2024
Fund	Purchased Contracts	Sold Contracts
SiM High Yield Opportunities	$-	$57,189,384

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for hedging exposure to foreign currencies. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

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Notes to Financial Statements

August 31, 2024

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the year ended August 31, 2024, the SiM High Yield Opportunities Fund entered into futures contracts primarily for hedging.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended August 31, 2024
SiM High Yield Opportunities	932

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

SiM High Yield Opportunities Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of August 31, 2024:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts		Interest rate contracts		Equity contracts		Total
Unrealized depreciation of forward foreign currency contracts	$–	$(1,626,993)		$–		$–		$–		$(1,626,993)
Payable for variation margin from open futures contracts(2)	–	(1,749,960)		–		–		–		(1,749,960)

The effect of financial derivative instruments on the Statements of Operations as of August 31, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts		Interest rate contracts		Equity contracts		Total
Futures contracts	$–	$761,021		$–		$–		$–		$761,021

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts		Interest rate contracts		Equity contracts		Total
Forward foreign currency contracts	$–	$(3,672)		$–		$–		$–		$(3,672)
Futures contracts	–	(1,272,448)		–		–		–		(1,272,448)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and

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Notes to Financial Statements

August 31, 2024

counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, August 31, 2024.

SiM High Yield Opportunities Fund

Offsetting of Financial and Derivative Assets as of August 31, 2024:
	Assets	Liabilities
Forward Foreign Currency Contracts	$-	$1,626,993
Futures Contracts(1)	-	1,749,960

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$3,376,953

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(1,749,960)

Total derivative assets and liabilities subject to an MNA	$-	$1,626,993

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of August 31, 2024:
	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
Goldman Sachs International	$1,626,993	$-	$-	$(1,626,993)	$-

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2) The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Convertible Securities Risk

The conversion value of a convertible security, including a convertible preferred security, is the market value that would be received if the convertible were converted to its underlying common stock. The value of a convertible security typically increases or decreases with the price of the underlying common stock. When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock when the underlying stock’s price is high relative to the conversion price. A convertible security also is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. The investment value of a convertible is based on its yield and tends to decline as interest rates increase. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk, and there is a risk that the credit standing of the issuer may have an effect on the convertible security’s investment value. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade (commonly known as “junk bonds”) and are subject to the same risks as an investment in lower-rated debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

when the economy is weak or is expected to become weak. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities – that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and a Fund could lose its entire investment. In addition, to the extent a Fund invests in convertible securities issued by small- or mid-capitalization companies, it will be subject to the risks of investing in such companies. The stocks of small- and mid-capitalization companies may fluctuate more widely in price than the market as a whole and there may also be less trading in small- or mid-capitalization stocks.

Covenant-Lite Obligations Risk

Certain investments, such as loans in which a Fund may invest directly or have exposure to through its investments in structured securities, may be “covenant-lite.” Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants at all, and may not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. This may expose a Fund to greater credit risk associated with the borrower and reduce a Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, a Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle, and a Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant-lite obligations than its holdings of loans or securities with financial maintenance covenants.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Floating and Variable Rate Securities Risk

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating and variable rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating and variable rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating and variable rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

Futures Contracts Risk

There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or index. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency, which may increase the volatility of a Fund. Futures contracts may involve a small investment of cash

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

(the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. When a Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Treasury futures contracts expose a Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

High-Yield Securities Risk

Exposure to high-yield securities (commonly referred to as ‘‘junk bonds’’) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, issuers of high-yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and repay principal and carry a greater risk that issuers of lower-rated securities will default on the timely payment of principal or interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high-yielding fixed-income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by credit rating agencies in their ratings of a fixed-income security also may affect the value of these investments. However, allocating investments among securities of different issuers could reduce the risks of owning any such securities separately. The prices of these high-yield securities tend to be less sensitive to interest rate changes than investment-grade investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for the Fund may have to be adjusted in the event of default. In the event of an issuer’s default, the Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current distribution payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have coupon rates or may provide exposure to underlying investments with coupon rates, that are based on the ICE LIBOR (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets.

Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States and U.S. law requires that contracts without a practicable LIBOR alternative default to SOFR plus a set spread beginning in mid-2023. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that relied on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact a Fund. At this time, it is not possible to completely identify or predict the effect of any transition, establishment of alternative Reference Rates or other reforms to Reference Rates that may be enacted in the UK or elsewhere. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

Liquidity Risk

The Funds are susceptible to the risk that certain investments held by the Funds may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Funds’ ability to limit losses. The Funds could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Funds. The Funds may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Funds. For example, liquidity risk may be magnified in rising interest rate environments in the event of higher-than-normal redemption rates. Unexpected redemptions may force the Funds to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Loan Interests Risk

In making investments in bank loans or senior loans, the Funds will depend primarily on the creditworthiness of the borrower for payment of principal and interest, and will also rely on the financial institution to make

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

principal and interest payments to the Funds once it receives payment on the underlying loan or to pursue appropriate remedies against a borrower in the event that the borrower defaults which may be exposed to the credit risk of both the financial institution that made the loan and the underlying borrower. Unlike publicly traded common stocks, which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. There is a risk that the value of any collateral securing a loan in which a Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event that the borrower defaults, a Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders with respect to a Fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value and may make it difficult to value such loans. Accordingly, loan interests may at times be illiquid. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.

A Fund may acquire a loan interest by direct investment as a lender, by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee, or by participation in a loan interest that is held by another party. As an assignee, a Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. When a Fund’s loan interest is a participation, a Fund is subject to the risk that the party selling the participation interest will not remit a Fund’s pro rata share of loan payments to a Fund, and a Fund may have less control over the exercise of remedies against the borrower and/or the financial institution that made the loan than the party selling the participation interest.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. If the Fund invests in other investment companies, the Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to the Fund’s shareholders when distributed to them. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Pay-In-Kind Securities Risk

Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their prices can be volatile when interest rates fluctuate. If an issuer of pay-in-kind securities defaults, the Fund may lose its entire investment. Federal income tax law requires a holder of pay-in-kind securities to include in gross income each taxable year the portion of the non-cash income on those securities (i.e., the additional securities issued as interest thereon) accrued during that year. In order to continue to qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code, and avoid federal excise tax, a Fund may be required to distribute a portion of such non-cash income and may be required to dispose of other portfolio securities in order to generate cash to meet these distribution requirements, potentially during periods of adverse market prices.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

Redemption Risk

A Fund may experience periods of high levels of redemptions that could cause a Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause a Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, a Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed income securities on a large scale. Heavy redemptions could hurt a Fund’s performance.

Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), or in non-U.S. markets pursuant to similar regulations, including “Section 4(a)(2)” securities and “Rule 144A” securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. The prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets, or may have to be held for a certain time period before they can be resold. A Fund may not be able to sell a restricted security when a sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than a Fund believes is its fair market value. A restricted security that was liquid at the time of purchase may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities and a Fund may receive only limited information regarding the issuer of a restricted security. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration. If, during such a delay, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Unrated Securities Risk

Because the Fund may purchase securities that are not rated by any rating organization, the Sub-Advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories of those similar to those of rating organizations. Investing in unrated securities involves the risk that the Sub-Advisor may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of unrated securities may be more complex than for issuers of higher-quality debt obligations. To the extent that the Fund invests in unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the Sub-Advisor’s credit analysis than if the Fund invested exclusively in rated securities. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may also be subject to greater liquidity risk and price volatility.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules an applicable accounting protocols may require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, Secured Overnight Financing Rate (“SOFR”), LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a RIC, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

The tax character of distributions paid were as follows:

	FEAC Floating Rate Income Fund		SiM High Yield Opportunities Fund
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023
Distributions paid from:
Ordinary income*
R5 Class	$2,990,183	$5,910,911	$26,240,621	$20,895,471
Y Class	11,575,332	16,470,847	64,856,349	56,027,662
Investor Class	2,108,663	2,067,574	3,555,875	2,663,959
A Class	1,468,582	1,629,902	2,569,587	2,049,165
C Class	1,091,269	1,356,708	1,528,823	1,458,647
SP Class	1,734	4,434	-	-
Return of capital
R5 Class	-	-	-	1,728,875
Y Class	-	-	-	3,631,938
Investor Class	-	-	-	208,042
A Class	-	-	-	165,337
C Class	-	-	-	101,102
SP Class	-	-	-	-

Total distributions paid	$19,235,763	$27,440,376	$98,751,255	$88,930,198

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of August 31, 2024, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FEAC Floating Rate Income	$143,714,614	$763,943	$(18,066,705)	$(17,302,762)
SiM High Yield Opportunities	1,614,214,378	47,883,239	(55,258,057)	(7,374,818)

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
FEAC Floating Rate Income	$(17,302,762)	$872,830	$-	$(265,561,302)	$(63,047)	$(282,054,281)
SiM High Yield Opportunities	(7,374,818)	7,231,555	-	(49,464,929)	(1,135,787)	(50,743,979)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, unused capital loss carryforwards, the realization for tax purposes of unrealized gains (losses) on certain derivative instruments, dividends payable at the end of period, premium amortization, income accruals from defaulted bonds.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from prior period adjustments and nondeductible expenses from investments in publicly traded partnerships as of August 31, 2024:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
FEAC Floating Rate Income	$-	$-
SiM High Yield Opportunities	5,829,926	(5,829,926)

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at August 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

During the year ended August 31, 2024, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
FEAC Floating Rate Income	$77,082,656	$188,478,646
SiM High Yield Opportunities	-	49,464,929

SiM High Yield Opportunities utilized $11,355,851 in short-term and $1,469,162 in long-term capital loss carryforwards. FEAC Floating Rate Income did not utilize any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended August 31, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
FEAC Floating Rate Income	$219,436,385	$238,339,456
SiM High Yield Opportunities	882,367,930	650,811,174

A summary of the Funds’ transactions in the USG Select Fund for the year ended August 31, 2024 were as follows:

Fund	Type of Transaction	August 31, 2023 Shares/Fair Value	Purchases	Sales	August 31, 2024 Shares/Fair Value
FEAC Floating Rate Income	Direct	$13,424,679	$162,822,864	$176,247,543	$-
SiM High Yield Opportunities	Direct	7,786,499	589,335,052	577,386,341	19,735,210

9. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended August 31, 2024, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Year Ended August 31, 2024		Year Ended August 31, 2023
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	2,103,309	$17,143,471	1,212,636	$10,083,226
Reinvestment of dividends	315,982	2,565,338	547,795	4,502,512
Shares redeemed	(3,519,857)	(28,757,858)	(14,204,354)	(117,366,177)

Net (decrease) in shares outstanding	(1,100,566)	$(9,049,049)	(12,443,923)	$(102,780,439)

	Y Class
	Year Ended August 31, 2024		Year Ended August 31, 2023
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	2,060,073	$16,713,186	1,494,739	$12,377,536
Reinvestment of dividends	1,408,328	11,411,173	1,976,779	16,258,113
Shares redeemed	(8,725,162)	(70,223,275)	(29,538,892)	(244,390,000)

Net (decrease) in shares outstanding	(5,256,761)	$(42,098,916)	(26,067,374)	$(215,754,351)

	Investor Class
	Year Ended August 31, 2024		Year Ended August 31, 2023
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,160,773	$9,452,513	215,286	$1,769,917
Reinvestment of dividends	260,597	2,108,634	252,052	2,067,052
Shares redeemed	(2,111,395)	(17,060,607)	(2,364,931)	(19,598,921)

Net (decrease) in shares outstanding	(690,025)	$(5,499,460)	(1,897,593)	$(15,761,952)

	A Class
	Year Ended August 31, 2024		Year Ended August 31, 2023
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	244,317	$1,983,388	205,955	$1,702,650
Reinvestment of dividends	180,175	1,460,545	197,191	1,622,003
Shares redeemed	(675,814)	(5,471,675)	(956,687)	(7,869,539)

Net (decrease) in shares outstanding	(251,322)	$(2,027,742)	(553,541)	$(4,544,886)

	C Class
	Year Ended August 31, 2024		Year Ended August 31, 2023
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	49,074	$396,820	30,270	$250,117
Reinvestment of dividends	130,243	1,060,885	160,435	1,325,138
Shares redeemed	(665,404)	(5,431,316)	(933,952)	(7,738,147)

Net (decrease) in shares outstanding	(486,087)	$(3,973,611)	(743,247)	$(6,162,892)

American Beacon FundsSM

Notes to Financial Statements

August 31, 2024

	SP ClassA
	Year Ended August 31, 2024		Year Ended August 31, 2023
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	118	$1,000
Reinvestment of dividends	171	1,443	523	4,434
Shares redeemed	(5,938)	(50,174)	(500)	(4,231)

Net increase (decrease) in shares outstanding	(5,767)	$(48,731)	141	$1,203

	R5 Class
	Year Ended August 31, 2024		Year Ended August 31, 2023
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	12,662,813	$114,059,602	14,038,161	$122,483,131
Reinvestment of dividends	1,837,965	16,509,582	1,801,018	15,640,188
Shares redeemed	(16,588,373)	(149,344,777)	(8,573,670)	(74,345,374)

Net increase (decrease) in shares outstanding	(2,087,595)	$(18,775,593)	7,265,509	$63,777,945

	Y Class
	Year Ended August 31, 2024		Year Ended August 31, 2023
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	67,796,051	$610,154,696	54,757,086	$475,781,153
Reinvestment of dividends	6,955,601	62,702,420	6,696,685	58,077,260
Shares redeemed	(42,505,692)	(380,768,659)	(85,553,752)	(740,195,737)

Net increase (decrease) in shares outstanding	32,245,960	$292,088,457	(24,099,981)	$(206,337,324)

	Investor Class
	Year Ended August 31, 2024		Year Ended August 31, 2023
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	3,071,435	$27,574,018	1,944,507	$16,760,609
Reinvestment of dividends	360,728	3,235,675	312,156	2,699,196
Shares redeemed	(2,125,874)	(19,047,337)	(1,771,786)	(15,355,082)

Net increase in shares outstanding	1,306,289	$11,762,356	484,877	$4,104,723

	A Class
	Year Ended August 31, 2024		Year Ended August 31, 2023
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	2,298,069	$20,714,087	2,132,136	$18,474,523
Reinvestment of dividends	259,489	2,325,817	227,554	1,966,847
Shares redeemed	(2,076,611)	(18,617,016)	(1,635,827)	(14,138,761)

Net increase in shares outstanding	480,947	$4,422,888	723,863	$6,302,609

	C Class
	Year Ended August 31, 2024		Year Ended August 31, 2023
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	866,331	$7,821,657	521,658	$4,558,344
Reinvestment of dividends	156,713	1,415,701	166,943	1,454,628
Shares redeemed	(1,233,776)	(11,138,871)	(1,222,374)	(10,656,695)

Net (decrease) in shares outstanding	(210,732)	$(1,901,513)	(533,773)	$(4,643,723)

A	Effective December 29, 2023, this class was terminated.

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended August 31, 2024		Year Ended August 31, 2023B	Year Ended August 31, 2022	Year Ended August 31, 2021		Year Ended August 31, 2020

Net asset value, beginning of period	$8.18		$8.50	$9.30	$8.82		$9.79

Income (loss) from investment operations:
Net investment income	0.45		0.03	0.40	0.38		0.50
Net gains (losses) on investments (both realized and unrealized)	0.24		0.42	(0.75)	0.55		(0.92)

Total income (loss) from investment operations	0.69		0.45	(0.35)	0.93		(0.42)

Less distributions:
Dividends from net investment income	(0.86)		(0.77)	(0.45)	(0.45)		(0.55)

Net asset value, end of period	$8.01		$8.18	$8.50	$9.30		$8.82

Total returnC	8.90%		5.68%	(3.88)%	10.68%		(4.08)%

Ratios and supplemental data:
Net assets, end of period	$22,259,544		$31,744,191	$138,749,617	$179,069,561		$160,767,886
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.98%		0.98%	0.88%	0.88%		0.90%
Expenses, net of reimbursements and/or recoupments	0.83	%D	0.82%	0.82%	0.84	%E	0.90%
Net investment income, before expense reimbursements and/or recoupments	10.02%		8.37%	4.71%	4.02%		6.29%
Net investment income, net of reimbursements and/or recoupments	10.17%		8.53%	4.77%	4.06%		6.29%
Portfolio turnover rate	128%		120%	82%	75%		56%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 in the Annual Financial Statements due to loan interest expense.
E	Expense ratios may exceed stated expense caps in Note 2 in the Annual Financial Statements due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended August 31, 2024		Year Ended August 31, 2023A	Year Ended August 31, 2022	Year Ended August 31, 2021		Year Ended August 31, 2020

Net asset value, beginning of period	$8.18		$8.50	$9.30	$8.82		$9.80

Income (loss) from investment operations:
Net investment income	0.48		0.36	0.44	0.38		0.46
Net gains (losses) on investments (both realized and unrealized)	0.20		0.08	(0.79)	0.54		(0.89)

Total income (loss) from investment operations	0.68		0.44	(0.35)	0.92		(0.43)

Less distributions:
Dividends from net investment income	(0.86)		(0.76)	(0.45)	(0.44)		(0.55)

Net asset value, end of period	$8.00		$8.18	$8.50	$9.30		$8.82

Total returnB	8.70%		5.61%	(3.93)%	10.60%		(4.24)%

Ratios and supplemental data:
Net assets, end of period	$75,439,353		$120,044,420	$346,503,063	$356,429,827		$323,133,710
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.03%		1.07%	0.95%	0.95%		0.96%
Expenses, net of reimbursements and/or recoupments	0.89	%C	0.88%	0.88%	0.91	%D	0.96%
Net investment income, before expense reimbursements and/or recoupments	10.06%		8.51%	4.67%	3.95%		6.21%
Net investment income, net of reimbursements and/or recoupments	10.20%		8.70%	4.74%	3.99%		6.21%
Portfolio turnover rate	128%		120%	82%	75%		56%

A

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 in the Annual Financial Statements due to loan interest expense.
D	Expense ratios may exceed stated expense caps in Note 2 in the Annual Financial Statements due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended August 31, 2024		Year Ended August 31, 2023A	Year Ended August 31, 2022	Year Ended August 31, 2021		Year Ended August 31, 2020

Net asset value, beginning of period	$8.15		$8.48	$9.28	$8.80		$9.78

Income (loss) from investment operations:
Net investment income	0.36		0.26	0.26	0.29		0.30
Net gains (losses) on investments (both realized and unrealized)	0.30		0.15	(0.64)	0.60		(0.76)

Total income (loss) from investment operations	0.66		0.41	(0.38)	0.89		(0.46)

Less distributions:
Dividends from net investment income	(0.83)		(0.74)	(0.42)	(0.41)		(0.52)

Net asset value, end of period	$7.98		$8.15	$8.48	$9.28		$8.80

Total returnB	8.52%		5.17%	(4.22)%	10.31%		(4.53)%

Ratios and supplemental data:
Net assets, end of period	$13,553,137		$19,472,632	$36,350,376	$52,900,976		$57,117,869
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.31%		1.33%	1.21%	1.22%		1.24%
Expenses, net of reimbursements and/or recoupments	1.17	%C	1.16%	1.16%	1.18	%D	1.24%
Net investment income, before expense reimbursements and/or recoupments	9.77%		8.52%	4.38%	3.68%		5.99%
Net investment income, net of reimbursements and/or recoupments	9.91%		8.69%	4.43%	3.72%		5.99%
Portfolio turnover rate	128%		120%	82%	75%		56%

A

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 in the Annual Financial Statements due to loan interest expense.
D	Expense ratios may exceed stated expense caps in Note 2 in the Annual Financial Statements due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A ClassE
	Year Ended August 31, 2024		Year Ended August 31, 2023A	Year Ended August 31, 2022	Year Ended August 31, 2021		Year Ended August 31, 2020

Net asset value, beginning of period	$8.18		$8.51	$9.31	$8.83		$9.82

Income (loss) from investment operations:
Net investment income	0.78		0.68	0.37	0.34		0.51
Net gains (losses) on investments (both realized and unrealized)	(0.10)		(0.27)	(0.74)	0.56		(0.97)

Total income (loss) from investment operations	0.68		0.41	(0.37)	0.90		(0.46)

Less distributions:
Dividends from net investment income	(0.85)		(0.74)	(0.43)	(0.42)		(0.53)

Net asset value, end of period	$8.01		$8.18	$8.51	$9.31		$8.83

Total returnB	8.64%		5.25%	(4.14)%	10.36%		(4.53)%

Ratios and supplemental data:
Net assets, end of period	$12,911,869		$15,243,310	$20,563,082	$29,551,551		$29,739,876
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.26%		1.30%	1.16%	1.17%		1.17%
Expenses, net of reimbursements and/or recoupments	1.07	%D	1.09%	1.09%	1.12	%C	1.17%
Net investment income, before expense reimbursements and/or recoupments	9.86%		8.69%	4.40%	3.73%		5.95%
Net investment income, net of reimbursements and/or recoupments	10.05%		8.90%	4.47%	3.78%		5.95%
Portfolio turnover rate	128%		120%	82%	75%		56%

A

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 in the Annual Financial Statements due to the change in the contractual expense caps on December 31, 2020.
D	Expense ratios may exceed stated expense caps in Note 2 in the Annual Financial Statements due to the change in the contractual expense caps on December 31, 2023.
E	Effective December 29, 2023, the SP Class shares were converted into A Class shares and the SP Class was terminated.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended August 31, 2024		Year Ended August 31, 2023A	Year Ended August 31, 2022	Year Ended August 31, 2021		Year Ended August 31, 2020

Net asset value, beginning of period	$8.21		$8.54	$9.35	$8.86		$9.85

Income (loss) from investment operations:
Net investment income	0.68		0.62	0.33	0.27		0.45
Net gains (losses) on investments (both realized and unrealized)	(0.07)		(0.27)	(0.78)	0.57		(0.98)

Total income (loss) from investment operations	0.61		0.35	(0.45)	0.84		(0.53)

Less distributions:
Dividends from net investment income	(0.78)		(0.68)	(0.36)	(0.35)		(0.46)

Net asset value, end of period	$8.04		$8.21	$8.54	$9.35		$8.86

Total returnB	7.77%		4.46%	(4.95)%	9.61%		(5.25)%

Ratios and supplemental data:
Net assets, end of period	$9,614,735		$13,811,805	$20,714,400	$25,638,104		$31,330,022
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.01%		2.04%	1.92%	1.94%		1.94%
Expenses, net of reimbursements and/or recoupments	1.87	%C	1.86%	1.86%	1.89	%D	1.94%
Net investment income, before expense reimbursements and/or recoupments	9.10%		7.87%	3.67%	2.96%		5.19%
Net investment income, net of reimbursements and/or recoupments	9.24%		8.05%	3.73%	3.01%		5.19%
Portfolio turnover rate	128%		120%	82%	75%		56%

A

December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 in the Annual Financial Statements due to loan interest expense.
D	Expense ratios may exceed stated expense caps in Note 2 in the Annual Financial Statements due to the change in the contractual expense caps on December 31. 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended August 31, 2024	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020

Net asset value, beginning of period	$8.70	$8.74		$9.88		$9.06		$9.44

Income (loss) from investment operations:
Net investment income	0.62	0.58		0.46		0.59		0.57
Net gains (losses) on investments (both realized and unrealized)	0.66	(0.05)		(1.11)		0.83		(0.37)

Total income (loss) from investment operations	1.28	0.53		(0.65)		1.42		0.20

Less distributions:
Dividends from net investment income	(0.63)	(0.53)		(0.47)		(0.59)		(0.58)
Tax return of capital	-	(0.04	)B	(0.02	)B	(0.01	)B	-

Total distributions	(0.63)	(0.57)		(0.49)		(0.60)		(0.58)

Net asset value, end of period	$9.35	$8.70		$8.74		$9.88		$9.06

Total returnC	15.25%	6.42%		(6.82)%		16.08%		2.39%

Ratios and supplemental data:
Net assets, end of period	$376,208,649	$368,453,469		$306,537,412		$472,951,383		$399,310,742
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.83%	0.81%		0.81%		0.82%		0.86%
Expenses, net of reimbursements and/or recoupments	0.74%	0.74%		0.74%		0.77	%D	0.85%
Net investment income, before expense reimbursements and/or recoupments	6.86%	6.60%		4.89%		6.09%		6.33%
Net investment income, net of reimbursements and/or recoupments	6.95%	6.67%		4.96%		6.14%		6.34%
Portfolio turnover rate	47%	41%		77%		62%		57%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Tax return of capital is calculated based on outstanding shares at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 in the Annual Financial Statements due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended August 31, 2024	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021			Year Ended August 31, 2020

Net asset value, beginning of period	$8.70	$8.74		$9.87		$9.05			$9.43

Income (loss) from investment operations:
Net investment income	0.64	0.56		0.48		0.59			0.56
Net gains (losses) on investments (both realized and unrealized)	0.64	(0.02)		(1.12)		0.82			(0.37)

Total income (loss) from investment operations	1.28	0.54		(0.64)		1.41			0.19

Less distributions:
Dividends from net investment income	(0.63)	(0.54)		(0.47)		(0.58)			(0.57)
Tax return of capital	-	(0.04	)A	(0.02	)A	(0.01	)A		-

Total distributions	(0.63)	(0.58)		(0.49)		(0.59)			(0.57)

Net asset value, end of period	$9.35	$8.70		$8.74		$9.87			$9.05

Total returnB	15.26%	6.42%		(6.72)%		16.06%			2.33%

Ratios and supplemental data:
Net assets, end of period	$1,131,134,079	$772,529,510		$986,525,511		$833,189,237			$740,616,507
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.91%	0.89%		0.88%		0.89%			0.90%
Expenses, net of reimbursements and/or recoupments	0.75%	0.75%		0.75%		0.80%		C	0.90%
Net investment income, before expense reimbursements and/or recoupments	6.79%	6.45%		4.91%		6.01%			6.29%
Net investment income, net of reimbursements and/or recoupments	6.95%	6.59%		5.04%		6.10%			6.29%
Portfolio turnover rate	47%	41%		77%		62%			57%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 in the Annual Financial Statements due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended August 31, 2024	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020

Net asset value, beginning of period	$8.67	$8.70		$9.84		$9.02		$9.41

Income (loss) from investment operations:
Net investment income	0.67	0.58		0.40		0.64		0.32
Net gains (losses) on investments (both realized and unrealized)	0.57	(0.06)		(1.09)		0.74		(0.17)

Total income (loss) from investment operations	1.24	0.52		(0.69)		1.38		0.15

Less distributions:
Dividends from net investment income	(0.60)	(0.51)		(0.43)		(0.56)		(0.54)
Tax return of capital	-	(0.04	)A	(0.02	)A	(0.00	)AB	-

Total distributions	(0.60)	(0.55)		(0.45)		(0.56)		(0.54)

Net asset value, end of period	$9.31	$8.67		$8.70		$9.84		$9.02

Total returnC	14.75%	6.17%		(7.20)%		15.73%		1.91%

Ratios and supplemental data:
Net assets, end of period	$62,840,429	$47,196,990		$43,181,008		$53,412,551		$40,259,060
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.18%	1.15%		1.16%		1.16%		1.18%
Expenses, net of reimbursements and/or recoupments	1.10%	1.10%		1.10%		1.12	%D	1.18%
Net investment income, before expense reimbursements and/or recoupments	6.51%	6.25%		4.56%		5.72%		5.91%
Net investment income, net of reimbursements and/or recoupments	6.59%	6.30%		4.62%		5.76%		5.91%
Portfolio turnover rate	47%	41%		77%		62%		57%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 in the Annual Financial Statements due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended August 31, 2024	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020

Net asset value, beginning of period	$8.66	$8.70		$9.84		$9.02		$9.41

Income (loss) from investment operations:
Net investment income	0.61	0.58		0.43		0.62		0.55
Net gains (losses) on investments (both realized and unrealized)	0.64	(0.07)		(1.11)		0.76		(0.39)

Total income (loss) from investment operations	1.25	0.51		(0.68)		1.38		0.16

Less distributions:
Dividends from net investment income	(0.60)	(0.51)		(0.44)		(0.56)		(0.55)
Tax return of capital	-	(0.04	)A	(0.02	)A	(0.00	)AB	-

Total distributions	(0.60)	(0.55)		(0.46)		(0.56)		(0.55)

Net asset value, end of period	$9.31	$8.66		$8.70		$9.84		$9.02

Total returnC	14.91%	6.08%		(7.17)%		15.75%		1.94%

Ratios and supplemental data:
Net assets, end of period	$43,868,887	$36,669,799		$30,539,986		$35,403,008		$23,945,109
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.16%	1.13%		1.13%		1.14%		1.15%
Expenses, net of reimbursements and/or recoupments	1.07%	1.07%		1.07%		1.09	%D	1.15%
Net investment income, before expense reimbursements and/or recoupments	6.52%	6.28%		4.63%		5.73%		6.01%
Net investment income, net of reimbursements and/or recoupments	6.61%	6.34%		4.69%		5.78%		6.01%
Portfolio turnover rate	47%	41%		77%		62%		57%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 in the Annual Financial Statements due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended August 31, 2024	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020

Net asset value, beginning of period	$8.74	$8.78		$9.92		$9.09		$9.48

Income (loss) from investment operations:
Net investment income	0.52	0.46		0.34		0.48		0.46
Net gains (losses) on investments (both realized and unrealized)	0.67	(0.01)		(1.09)		0.85		(0.37)

Total income (loss) from investment operations	1.19	0.45		(0.75)		1.33		0.09

Less distributions:
Dividends from net investment income	(0.54)	(0.46)		(0.37)		(0.50)		(0.48)
Tax return of capital	-	(0.03	)A	(0.02	)A	(0.00	)AB	-

Total distributions	(0.54)	(0.49)		(0.39)		(0.50)		(0.48)

Net asset value, end of period	$9.39	$8.74		$8.78		$9.92		$9.09

Total returnC	14.00%	5.29%		(7.77)%		14.94%		1.22%

Ratios and supplemental data:
Net assets, end of period	$25,458,122	$25,543,731		$30,337,985		$42,191,091		$41,992,083
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.89%	1.86%		1.86%		1.87%		1.89%
Expenses, net of reimbursements and/or recoupments	1.81%	1.81%		1.81%		1.83	%D	1.89%
Net investment income, before expense reimbursements and/or recoupments	5.80%	5.50%		3.85%		5.08%		5.26%
Net investment income, net of reimbursements and/or recoupments	5.88%	5.55%		3.90%		5.12%		5.26%
Portfolio turnover rate	47%	41%		77%		62%		57%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 in the Annual Financial Statements due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon FundsSM

Federal Tax Information

August 31, 2024 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024.

The Funds designated the following items with regard to distributions paid during the fiscal year ended August 31, 2024. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

FEAC Floating Rate Income	0.42%
SiM High Yield Opportunities	0.74%

Qualified Dividend Income:

FEAC Floating Rate Income	0.42%
SiM High Yield Opportunities	0.92%

Long-Term Capital Gain Distributions:

FEAC Floating Rate Income	$0
SiM High Yield Opportunities	0

Short-Term Capital Gain Distributions:

FEAC Floating Rate Income	$0
SiM High Yield Opportunities	0

Return of Capital:

FEAC Floating Rate Income	$0
SiM High Yield Opportunities	$0

Shareholders will receive notification in January 2025 of the applicable tax information necessary to prepare their 2024 income tax returns.

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon FEAC Floating Rate Income Fund and American Beacon SiM High Yield Opportunities Fund are service marks of American Beacon Advisors, Inc.

AR 08/24

American Beacon®
FUNDS

2024

ANNUAL FINANCIAL STATEMENTS

August 31, 2024

THE LONDON COMPANY INCOME EQUITY FUND

TLC 0824

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	August 31, 2024

Additional Fund Information	Back Cover

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon The London Company Income Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Beacon The London Company Income Equity Fund (one of the funds constituting American Beacon Funds, referred to hereafter as the “Fund”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the three years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2021 and the financial highlights for each of the periods ended on or prior to August 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 29, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

October 29, 2024

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon The London Company Income Equity FundSM

Schedule of Investments

August 31, 2024

	Shares	Fair Value

COMMON STOCKS - 91.39%

Communication Services - 1.70%

Media - 1.70%
Comcast Corp., Class A	620,716	$24,561,732

Consumer Discretionary - 6.85%

Hotels, Restaurants & Leisure - 2.96%
Starbucks Corp.	451,892	42,735,426

Specialty Retail - 3.89%
Lowe’s Cos., Inc.	226,519	56,289,972

Total Consumer Discretionary		99,025,398

Consumer Staples - 9.09%

Food Products - 2.22%
Nestle SA, ADRA	299,480	32,020,402

Tobacco - 6.87%
Altria Group, Inc.	629,112	33,827,352
Philip Morris International, Inc.	531,406	65,517,046

		99,344,398

Total Consumer Staples		131,364,800

Energy - 2.62%

Oil, Gas & Consumable Fuels - 2.62%
Chevron Corp.	255,907	37,861,441

Financials - 22.64%

Capital Markets - 7.32%
BlackRock, Inc.	68,191	61,495,326
Charles Schwab Corp.	678,665	44,181,091

		105,676,417

Financial Services - 8.54%
Berkshire Hathaway, Inc., Class BB	152,857	72,747,704
Fidelity National Information Services, Inc.	614,545	50,669,235

		123,416,939

Insurance - 6.78%
Cincinnati Financial Corp.	242,294	33,201,547
Progressive Corp.	256,925	64,796,485

		97,998,032

Total Financials		327,091,388

Health Care - 6.93%

Pharmaceuticals - 6.93%
Johnson & Johnson	303,870	50,399,878
Merck & Co., Inc.	420,023	49,751,724

		100,151,602

Total Health Care		100,151,602

Industrials - 14.55%

Aerospace & Defense - 2.98%
Northrop Grumman Corp.	82,313	43,066,985

Air Freight & Logistics - 2.19%
United Parcel Service, Inc., Class B	245,411	31,547,584

See accompanying notes

2

American Beacon The London Company Income Equity FundSM

Schedule of Investments

August 31, 2024

	Shares	Fair Value

COMMON STOCKS - 91.39% (continued)

Industrials - 14.55% (continued)

Ground Transportation - 4.01%
Norfolk Southern Corp.	226,137	$57,927,254

Professional Services - 2.85%
Paychex, Inc.	313,793	41,169,641

Trading Companies & Distributors - 2.52%
Fastenal Co.	533,950	36,458,106

Total Industrials		210,169,570

Information Technology - 18.18%

Communications Equipment - 2.48%
Cisco Systems, Inc.	709,771	35,871,826

Electronic Equipment, Instruments & Components - 1.88%
TE Connectivity Ltd.	176,584	27,123,303

Semiconductors & Semiconductor Equipment - 4.75%
Texas Instruments, Inc.	320,154	68,621,808

Software - 3.61%
Microsoft Corp.	125,123	52,193,808

Technology Hardware, Storage & Peripherals - 5.46%
Apple, Inc.	344,453	78,879,737

Total Information Technology		262,690,482

Materials - 4.48%

Chemicals - 4.48%
Air Products & Chemicals, Inc.	231,862	64,654,719

Real Estate - 2.18%

Specialized REITs - 2.18%
Crown Castle, Inc.	280,588	31,431,468

Utilities - 2.17%

Multi-Utilities - 2.17%
Dominion Energy, Inc.	561,049	31,362,639

Total Common Stocks (Cost $764,415,860)		1,320,365,239

FOREIGN COMMON STOCKS - 5.19%

Communication Services - 3.11%

Entertainment - 3.11%
Nintendo Co. Ltd., ADRA	3,302,681	44,916,462

Consumer Staples - 2.08%

Beverages - 2.08%
Diageo PLC, ADRA	230,017	30,077,023

Total Foreign Common Stocks (Cost $66,912,804)		74,993,485

SHORT-TERM INVESTMENTS - 3.12% (Cost $45,138,737)

Investment Companies - 3.12%
American Beacon U.S. Government Money Market Select Fund, 5.21%C D	45,138,737	45,138,737

See accompanying notes

3

American Beacon The London Company Income Equity FundSM

Schedule of Investments

August 31, 2024

	Shares	Fair Value

SECURITIES LENDING COLLATERAL - 1.40% (Cost $20,149,369)

Investment Companies - 1.40%
American Beacon U.S. Government Money Market Select Fund, 5.21%C D	20,149,369	$20,149,369

TOTAL INVESTMENTS - 101.10% (Cost $896,616,770)		1,460,646,830
LIABILITIES, NET OF OTHER ASSETS - (1.10%)		(15,853,477)

TOTAL NET ASSETS - 100.00%		$1,444,793,353

Percentages are stated as a percent of net assets.

A All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at August 31, 2024 (Note 9).

B Non-income producing security.

C 7-day yield.

D The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on August 31, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index Futures	179	September 2024	$49,282,215	$50,665,950	$1,383,735

			$49,282,215	$50,665,950	$1,383,735

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of August 31, 2024, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,320,365,239	$-	$-	$1,320,365,239
Foreign Common Stocks	74,993,485	-	-	74,993,485
Short-Term Investments	45,138,737	-	-	45,138,737
Securities Lending Collateral	20,149,369	-	-	20,149,369

Total Investments in Securities - Assets	$1,460,646,830	$-	$-	$1,460,646,830

Financial Derivative Instruments - Assets
Futures Contracts	$1,383,735	$-	$-	$1,383,735

Total Financial Derivative Instruments - Assets	$1,383,735	$-	$-	$1,383,735

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended August 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

4

American Beacon The London Company Income Equity FundSM

Statement of Assets and Liabilities

August 31, 2024

Assets:
Investments in unaffiliated securities, at fair value† §	$1,395,358,724
Investments in affiliated securities, at fair value‡	65,288,106
Cash collateral held at broker for futures contracts	2,885,000
Dividends and interest receivable	2,593,290
Receivable for fund shares sold	313,012
Receivable for tax reclaims	796,343
Receivable for variation margin on open futures contracts (Note 5)	1,384,160
Prepaid expenses	56,987

Total assets	1,468,675,622

Liabilities:
Payable for fund shares redeemed	1,592,032
Payable for expense recoupment (Note 2)	44
Cash due to broker for futures contracts	927,269
Management and sub-advisory fees payable (Note 2)	866,217
Service fees payable (Note 2)	74,946
Transfer agent fees payable (Note 2)	84,577
Payable upon return of securities loaned (Note 9)§	20,149,369
Custody and fund accounting fees payable	76,166
Professional fees payable	73,982
Payable for prospectus and shareholder reports	23,636
Other liabilities	14,031

Total liabilities	23,882,269

Commitments and contingent liabilities (Note 2)

Net assets	$1,444,793,353

Analysis of net assets:
Paid-in-capital	$780,409,881
Total distributable earnings (deficits)A	664,383,472

Net assets	$1,444,793,353

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	20,859,424

Y Class	31,653,512

Investor Class	1,154,950

A Class	6,383,298

C Class	1,171,712

R6 Class	27,379

Net assets:
R5 Class	$494,606,175

Y Class	$745,610,321

Investor Class	$27,251,831

A Class	$149,471,596

C Class	$27,201,522

R6 Class	$651,908

Net asset value, offering and redemption price per share:
R5 Class	$23.71

Y Class	$23.56

Investor Class	$23.60

A Class	$23.42

A Class (offering price)	$24.85

C Class	$23.22

R6 Class	$23.81

† Cost of investments in unaffiliated securities	$831,328,664
‡ Cost of investments in affiliated securities	$65,288,106
§ Fair value of securities on loan	$26,595,878

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

5

American Beacon The London Company Income Equity FundSM

Statement of Operations

For the year ended August 31, 2024

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$39,268,791
Dividend income from affiliated securities (Note 2)	2,705,658
Interest income	123,147
Income derived from securities lending (Note 9)	32,124

Total investment income	42,129,720

Expenses:
Management and sub-advisory fees (Note 2)	9,951,775
Transfer agent fees:
R5 Class (Note 2)	196,975
Y Class (Note 2)	768,624
Investor Class	2,808
A Class	6,909
C Class	2,182
R6 Class	83
Custody and fund accounting fees	187,601
Professional fees	194,430
Registration fees and expenses	106,828
Service fees (Note 2):
Investor Class	91,660
A Class	122,546
C Class	30,549
Distribution fees (Note 2):
A Class	342,606
C Class	371,451
Prospectus and shareholder report expenses	56,022
Trustee fees (Note 2)	153,128
Line of credit interest expense (Note 10)	15,189
Other expenses	195,523

Total expenses	12,796,889

Net fees waived and expenses (reimbursed) (Note 2)	(232)

Net expenses	12,796,657

Net investment income	29,333,063

Realized and unrealized gain from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	105,423,322
Commission recapture (Note 1)	36,996
Futures contracts	9,591,157
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	72,204,983
Futures contracts	602,486

Net gain from investments	187,858,944

Net increase in net assets resulting from operations	$217,192,007

† Foreign taxes	$161,724

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

6

American Beacon The London Company Income Equity FundSM

Statement of Changes in Net Assets

	Year Ended August 31, 2024	Year Ended August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$29,333,063	$34,126,790
Net realized gain from investments in unaffiliated securities, commission recapture, and futures contracts	115,051,475	1,225,746
Change in net unrealized appreciation of investments in unaffiliated securities and futures contracts	72,807,469	21,290,210

Net increase in net assets resulting from operations	217,192,007	56,642,746

Distributions to shareholders:
Total retained earnings:
R5 Class	(14,582,636)	(24,204,527)
Y Class	(21,477,635)	(45,000,197)
Investor Class	(686,678)	(1,836,807)
A Class	(3,315,763)	(6,039,962)
C Class	(674,891)	(2,049,820)
R6 Class	(39,724)	(192,828)

Net distributions to shareholders	(40,777,327)	(79,324,141)

Capital share transactions (Note 11):
Proceeds from sales of shares	193,232,520	401,094,661
Reinvestment of dividends and distributions	31,148,212	58,467,333
Cost of shares redeemed	(659,197,498)	(501,253,428)

Net (decrease) in net assets from capital share transactions	(434,816,766)	(41,691,434)

Net (decrease) in net assets	(258,402,086)	(64,372,829)

Net assets:
Beginning of year	1,703,195,439	1,767,568,268

End of year	$1,444,793,353	$1,703,195,439

See accompanying notes

7

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of August 31, 2024, the Trust consists of twenty-four active series, one of which is presented in this filing: American Beacon The London Company Income Equity Fund (the “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Fund’s previous management and investment advisory agreements. The Board approved a new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Fund, that were effective on December 29, 2023.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Fund’s financial statements.

8

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are

9

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

10

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with The London Company of Virginia, LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $25 million	0.40%
Next $225 million	0.35%
Over $250 million	0.30%

The Management and Sub-Advisory Fees paid by the Fund for the year ended August 31, 2024 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$5,346,957
Sub-Advisory Fees	0.30%	4,604,818

Total	0.65%	$9,951,775

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the year ended August 31, 2024, the Manager received securities lending fees of $3,287 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes

11

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

on an annual basis. During the year ended August 31, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
The London Company Income Equity	$904,460

As of August 31, 2024, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
The London Company Income Equity	$73,504

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an August 31, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	August 31, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	August 31, 2024 Fair Value
U.S. Government Money Market Select	Direct	The London Company Income Equity	$45,138,737	$-	$-	$2,705,658	$45,138,737
U.S. Government Money Market Select	Securities Lending	The London Company Income Equity	20,149,369	-	-	N/A	20,149,369

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended August 31, 2024, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
The London Company Income Equity	$51,682	$5,368	$57,050

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. The credit facility is administered by a credit

12

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended August 31, 2024, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the year ended August 31, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	9/1/2023 - 12/31/2023	1/1/2024 - 8/31/2024*	Reimbursed Expenses	(Recouped) Expenses		Expiration of Reimbursed Expenses
The London Company Income Equity	R6	0.71%	0.71%	$232	$(145	)**	2026-2027

* The contractual expense caps are effective through December 31, 2025.

** This amount represents Recouped Expenses from prior fiscal years and is reflected in Other Expenses on the Statement of Operations.

Of the above amounts, $44 was disclosed as a Payable for expense recoupment on the Statement of Assets and Liabilities at August 31, 2024.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2026 and 2027. The Fund did not record a liability for potential contingent reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
The London Company Income Equity	$64	$-	$1,462	2023-2024
The London Company Income Equity	81	45	-	2024-2025
The London Company Income Equity	-	532	-	2025-2026

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended August 31, 2024, RID collected $8,380 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended August 31, 2024, there were no CDSC fees collected for the A Class Shares of the Fund.

13

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended August 31, 2024, CDSC fees of $854 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

The Fund may invest in securities issued by foreign companies through ADR and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges,

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including money market funds and ETFs. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Fund could invest in government money market funds rather than purchasing individual short-term investments. If the Fund invests in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Fund invests, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the year ended August 31, 2024, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended August 31, 2024
The London Company Income Equity	205

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of August 31, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$1,383,735	$1,383,735

The effect of financial derivative instruments on the Statement of Operations as of August 31, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$9,591,157	$9,591,157

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$602,486	$602,486

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, August 31, 2024.

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

Offsetting of Financial and Derivative Assets as of August 31, 2024:
	Assets	Liabilities
Futures Contracts(1)	$1,383,735	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,383,735	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(1,383,735)	$-

	Remaining Contractual Maturity of the Agreements As of August 31, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$20,149,369	$-	$-	$-	$20,149,369

Total Borrowings	$20,149,369	$-	$-	$-	$20,149,369

Gross amount of recognized liabilities for securities lending transactions					$20,149,369

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Dividend Risk

The Fund’s focus on dividend-paying stocks could cause the Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. In addition, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks. Investing in such securities may expose the funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including government money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. If the Fund invests in other investment companies, the Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to the Fund’s shareholders when distributed to them. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Year Ended August 31, 2024	Year Ended August 31, 2023
Distributions paid from:
Ordinary income*
R5 Class	$11,400,975	$10,965,166
Y Class	16,658,090	19,302,649
Investor Class	516,496	671,541
A Class	2,508,537	2,441,808
C Class	423,871	549,335
R6 Class	35,426	79,686
Long-term capital gains
R5 Class	3,181,661	13,239,361
Y Class	4,819,545	25,697,548
Investor Class	170,182	1,165,266
A Class	807,226	3,598,154
C Class	251,020	1,500,485
R6 Class	4,298	113,142

Total distributions paid	$40,777,327	$79,324,141

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of August 31, 2024, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The London Company Income Equity	$900,043,537	$577,122,853	$(16,519,560)	$560,603,293

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
The London Company Income Equity	$560,603,293	$5,426,461	$98,353,718	$-	$-	$664,383,472
Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

As of August 31, 2024, the Fund had no permanent differences.

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2024, the Fund did not have any capital loss carryforwards.

23

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended August 31, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
The London Company Income Equity	$154,357,389	$590,543,792

A summary of the Fund’s transactions in the USG Select Fund for the year ended August 31, 2024 were as follows:

Fund	Type of Transaction	August 31, 2023 Shares/Fair Value	Purchases	Sales	August 31, 2024 Shares/Fair Value
The London Company Income Equity	Direct	$43,952,612	$783,115,234	$781,929,109	$45,138,737
The London Company Income Equity	Securities Lending	28,641,913	165,168,432	173,660,976	20,149,369

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments

24

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of August 31, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$ 26,595,878	$20,149,369	$7,562,584	$27,711,953

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended August 31, 2024, the Fund did not utilize these facilities.

25

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2024

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended August 31, 2024		Year Ended August 31, 2023
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	4,002,575	$85,122,294	8,903,625	$183,127,609
Reinvestment of dividends	622,430	13,180,733	982,515	20,350,450
Shares redeemed	(10,742,419)	(230,405,891)	(7,013,717)	(146,570,901)

Net increase (decrease) in shares outstanding	(6,117,414)	$(132,102,864)	2,872,423	$56,907,158

	Y Class
	Year Ended August 31, 2024		Year Ended August 31, 2023
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	3,765,751	$79,778,457	8,938,854	$184,686,404
Reinvestment of dividends	731,127	15,357,380	1,564,432	32,188,122
Shares redeemed	(17,004,695)	(359,096,817)	(14,042,456)	(290,395,789)

Net (decrease) in shares outstanding	(12,507,817)	$(263,960,980)	(3,539,170)	$(73,521,263)

	Investor Class
	Year Ended August 31, 2024		Year Ended August 31, 2023
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	93,746	$1,981,747	176,842	$3,676,662
Reinvestment of dividends	31,033	653,669	86,771	1,785,907
Shares redeemed	(398,686)	(8,506,286)	(1,041,869)	(21,378,684)

Net (decrease) in shares outstanding	(273,907)	$(5,870,870)	(778,256)	$(15,916,115)

	A Class
	Year Ended August 31, 2024		Year Ended August 31, 2023
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,161,188	$24,621,676	1,147,406	$23,618,498
Reinvestment of dividends	67,711	1,417,954	119,419	2,441,972
Shares redeemed	(1,504,670)	(31,788,138)	(1,267,842)	(26,142,248)

Net (decrease) in shares outstanding	(275,771)	$(5,748,508)	(1,017)	$(81,778)

	C Class
	Year Ended August 31, 2024		Year Ended August 31, 2023
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	74,516	$1,556,481	109,656	$2,252,086
Reinvestment of dividends	24,115	498,752	74,568	1,508,054
Shares redeemed	(1,208,924)	(25,321,789)	(796,249)	(16,258,534)

Net (decrease) in shares outstanding	(1,110,293)	$(23,266,556)	(612,025)	$(12,498,394)

	R6 Class
	Year Ended August 31, 2024		Year Ended August 31, 2023
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	8,029	$171,865	187,357	$3,733,402
Reinvestment of dividends	1,920	39,724	9,278	192,828
Shares redeemed	(203,091)	(4,078,577)	(23,957)	(507,272)

Net increase (decrease) in shares outstanding	(193,142)	$(3,866,988)	172,678	$3,418,958

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

26

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended August 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$20.95	$21.25	$23.16	$19.14	$18.26

Income (loss) from investment operations:
Net investment income	0.43	0.43	0.37	0.35	0.36
Net gains (losses) on investments (both realized and unrealized)	2.91	0.24	(1.77)	4.23	2.07

Total income (loss) from investment operations	3.34	0.67	(1.40)	4.58	2.43

Less distributions:
Dividends from net investment income	(0.45)	(0.43)	(0.37)	(0.35)	(0.38)
Distributions from net realized gains	(0.13)	(0.54)	(0.14)	(0.21)	(1.17)

Total distributions	(0.58)	(0.97)	(0.51)	(0.56)	(1.55)

Net asset value, end of period	$23.71	$20.95	$21.25	$23.16	$19.14

Total returnB	16.29%	3.27%	(6.21)%	24.40%	13.81%

Ratios and supplemental data:
Net assets, end of period	$494,606,175	$565,070,285	$512,217,743	$415,873,245	$307,794,240
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.75%	0.75%	0.74%	0.74%	0.75%
Expenses, net of reimbursements and/or recoupments	0.75%	0.75%	0.74%	0.74%	0.75%
Net investment income, before expense reimbursements and/or recoupments	2.01%	2.07%	1.63%	1.66%	1.99%
Net investment income, net of reimbursements and/or recoupments	2.01%	2.07%	1.63%	1.66%	1.99%
Portfolio turnover rate	11%	7%	9%	7%	21%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

27

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended August 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$20.81	$21.12	$23.03	$19.02	$18.16

Income (loss) from investment operations:
Net investment income	0.40	0.41	0.35	0.33	0.34
Net gains (losses) on investments (both realized and unrealized)	2.91	0.23	(1.76)	4.23	2.06

Total income (loss) from investment operations	3.31	0.64	(1.41)	4.56	2.40

Less distributions:
Dividends from net investment income	(0.43)	(0.41)	(0.36)	(0.34)	(0.37)
Distributions from net realized gains	(0.13)	(0.54)	(0.14)	(0.21)	(1.17)

Total distributions	(0.56)	(0.95)	(0.50)	(0.55)	(1.54)

Net asset value, end of period	$23.56	$20.81	$21.12	$23.03	$19.02

Total returnA	16.29%	3.17%	(6.30)%	24.43%	13.70%

Ratios and supplemental data:
Net assets, end of period	$745,610,321	$919,092,509	$1,007,455,843	$1,045,963,233	$783,186,967
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.81%	0.81%	0.80%	0.81%	0.81%
Expenses, net of reimbursements and/or recoupments	0.81%	0.81%	0.80%	0.81%	0.81%
Net investment income, before expense reimbursements and/or recoupments	1.95%	2.00%	1.56%	1.60%	1.94%
Net investment income, net of reimbursements and/or recoupments	1.95%	2.00%	1.56%	1.60%	1.94%
Portfolio turnover rate	11%	7%	9%	7%	21%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

28

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended August 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$20.85	$21.15	$23.06	$19.05	$18.19

Income (loss) from investment operations:
Net investment income	0.35	0.35	0.29	0.28	0.30
Net gains (losses) on investments (both realized and unrealized)	2.91	0.25	(1.76)	4.23	2.06

Total income (loss) from investment operations	3.26	0.60	(1.47)	4.51	2.36

Less distributions:
Dividends from net investment income	(0.38)	(0.36)	(0.30)	(0.29)	(0.33)
Distributions from net realized gains	(0.13)	(0.54)	(0.14)	(0.21)	(1.17)

Total distributions	(0.51)	(0.90)	(0.44)	(0.50)	(1.50)

Net asset value, end of period	$23.60	$20.85	$21.15	$23.06	$19.05

Total returnA	15.97%	2.95%	(6.54)%	24.07%	13.38%

Ratios and supplemental data:
Net assets, end of period	$27,251,831	$29,787,339	$46,690,436	$56,472,628	$41,904,048
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.05%	1.07%	1.06%	1.07%	1.07%
Expenses, net of reimbursements and/or recoupments	1.05%	1.07%	1.06%	1.07%	1.07%
Net investment income, before expense reimbursements and/or recoupments	1.71%	1.72%	1.29%	1.33%	1.67%
Net investment income, net of reimbursements and/or recoupments	1.71%	1.72%	1.29%	1.33%	1.67%
Portfolio turnover rate	11%	7%	9%	7%	21%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

29

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended August 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$20.69	$21.01	$22.90	$18.93	$18.08

Income (loss) from investment operations:
Net investment income	0.36	0.36	0.29	0.28	0.30
Net gains (losses) on investments (both realized and unrealized)	2.88	0.22	(1.74)	4.19	2.05

Total income (loss) from investment operations	3.24	0.58	(1.45)	4.47	2.35

Less distributions:
Dividends from net investment income	(0.38)	(0.36)	(0.30)	(0.29)	(0.33)
Distributions from net realized gains	(0.13)	(0.54)	(0.14)	(0.21)	(1.17)

Total distributions	(0.51)	(0.90)	(0.44)	(0.50)	(1.50)

Net asset value, end of period	$23.42	$20.69	$21.01	$22.90	$18.93

Total returnA	16.00%	2.89%	(6.48)%	24.04%	13.44%

Ratios and supplemental data:
Net assets, end of period	$149,471,596	$137,795,991	$139,898,234	$143,875,366	$92,490,860
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.06%	1.06%	1.05%	1.05%	1.04%
Expenses, net of reimbursements and/or recoupments	1.06%	1.06%	1.05%	1.05%	1.04%
Net investment income, before expense reimbursements and/or recoupments	1.70%	1.75%	1.31%	1.36%	1.71%
Net investment income, net of reimbursements and/or recoupments	1.70%	1.75%	1.31%	1.36%	1.71%
Portfolio turnover rate	11%	7%	9%	7%	21%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

30

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended August 31,
	2024		2023	2022	2021	2020

Net asset value, beginning of period	$20.52		$20.83	$22.72	$18.78	$17.94

Income (loss) from investment operations:
Net investment income	0.20	A	0.16	0.09	0.10	0.14
Net gains (losses) on investments (both realized and unrealized)	2.85		0.28	(1.70)	4.19	2.06

Total income (loss) from investment operations	3.05		0.44	(1.61)	4.29	2.20

Less distributions:
Dividends from net investment income	(0.22)		(0.21)	(0.14)	(0.14)	(0.19)
Distributions from net realized gains	(0.13)		(0.54)	(0.14)	(0.21)	(1.17)

Total distributions	(0.35)		(0.75)	(0.28)	(0.35)	(1.36)

Net asset value, end of period	$23.22		$20.52	$20.83	$22.72	$18.78

Total returnB	15.09%		2.19%	(7.22)%	23.14%	12.59%

Ratios and supplemental data:
Net assets, end of period	$27,201,522		$46,817,639	$60,287,047	$85,083,300	$95,091,128
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.81%		1.80%	1.78%	1.79%	1.81%
Expenses, net of reimbursements and/or recoupments	1.81%		1.80%	1.78%	1.79%	1.81%
Net investment income, before expense reimbursements and/or recoupments	0.95%		1.00%	0.56%	0.62%	0.94%
Net investment income, net of reimbursements and/or recoupments	0.95%		1.00%	0.56%	0.62%	0.94%
Portfolio turnover rate	11%		7%	9%	7%	21%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

31

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended August 31,					August 25, 2020A to August 31, 2020
	2024	2023	2022		2021

Net asset value, beginning of period	$21.00	$21.30	$23.22		$19.13	$18.99

Income (loss) from investment operations:
Net investment income (loss)	0.82	0.24	0.39	B	2.03	(0.01)
Net gains (losses) on investments (both realized and unrealized)	2.57	0.43	(1.79)		2.59	0.15

Total income (loss) from investment operations	3.39	0.67	(1.40)		4.62	0.14

Less distributions:
Dividends from net investment income	(0.45)	(0.43)	(0.38)		(0.32)	-
Distributions from net realized gains	(0.13)	(0.54)	(0.14)		(0.21)	-

Total distributions	(0.58)	(0.97)	(0.52)		(0.53)	-

Net asset value, end of period	$23.81	$21.00	$21.30		$23.22	$19.13

Total returnC	16.52%	3.28%	(6.21)%		24.62%	0.74	%D

Ratios and supplemental data:
Net assets, end of period	$651,908	$4,631,676	$1,018,965		$169,279	$100,763
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.73%	0.72%	0.73%		0.75%	0.85	%E
Expenses, net of reimbursements and/or recoupments	0.71%	0.71%	0.71%		0.71%	0.71	%E
Net investment income (loss), before expense reimbursements and/or recoupments	1.84%	2.10%	1.75%		1.64%	(3.83	)%E
Net investment income (loss), net of reimbursements and/or recoupments	1.86%	2.11%	1.77%		1.68%	(3.69	)%E
Portfolio turnover rate	11%	7%	9%		7%	21	%D

A	Effective date of class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

32

American Beacon FundsSM

Federal Tax Information

August 31, 2024 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended August 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024.

The Funds designated the following items with regard to distributions paid during the fiscal year ended August 31, 2024. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

The London Company Income Equity	100%

Qualified Dividend Income:

The London Company Income Equity	100%

Long-Term Capital Gain Distributions:

The London Company Income Equity	$9,233,932

Short-Term Capital Gain Distributions:

The London Company Income Equity	$2,092,860

Shareholders will receive notification in January 2025 of the applicable tax information necessary to prepare their 2024 income tax returns.

33

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, and American Beacon The London Company Income Equity Fund are service marks of American Beacon Advisors, Inc.

AR 08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
President
American Beacon Funds
Date: November 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
President
American Beacon Funds
Date: November 1, 2024

By	/s/ Sonia L. Bates

Sonia L. Bates
Chief Accounting Officer and Treasurer
American Beacon Funds
Date: November 1, 2024